UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21922

RS Variable Products Trust

(Exact name of registrant as specified in charter)

One Bush Street, Suite 900 San Francisco, CA	94104
(Address of principal executive offices)	(Zip code)

Nina Gupta

c/o RS Investments

One Bush Street, Suite 900

San Francisco, CA 94104

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-221-3253

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

RS VARIABLE

PRODUCTS TRUST

RS LARGE CAP ALPHA VIP SERIES

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including, as applicable, investment advisory fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016, to June 30, 2016. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16-6/30/16	Expense Ratio During Period 1/1/16-6/30/16
Based on Actual Return	$1,000.00	$993.70	$2.73	0.55%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,022.13	$2.77	0.55%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

3

SCHEDULE OF INVESTMENTS — RS LARGE CAP ALPHA VIP SERIES

June 30, 2016 (unaudited)	Shares	Value
Common Stocks – 94.2%
Aerospace – 1.5%
General Dynamics Corp.	105,010	$14,621,592

		14,621,592
Asset Management & Custodian – 0.9%
Franklin Resources, Inc.	251,040	8,377,205

		8,377,205
Banks: Diversified – 4.9%
Comerica, Inc.	243,210	10,003,227
The PNC Financial Services Group, Inc.	183,780	14,957,854
Wells Fargo & Co.	471,410	22,311,836

		47,272,917
Cable Television Services – 3.4%
Charter Communications, Inc., Class A(1)	144,698	33,083,751

		33,083,751
Chemicals: Specialty – 2.1%
LyondellBasell Industries N.V., Class A	201,678	15,008,877
Praxair, Inc.	48,395	5,439,114

		20,447,991
Computer Services, Software & Systems – 11.1%
Alphabet, Inc., Class A(1)	63,145	44,424,402
Intuit, Inc.	114,560	12,786,041
Microsoft Corp.	994,300	50,878,331

		108,088,774
Containers & Packaging – 2.1%
Ball Corp.	275,070	19,884,810

		19,884,810
Diversified Financial Services – 4.8%
JPMorgan Chase & Co.	640,120	39,777,057
The Goldman Sachs Group, Inc.	46,484	6,906,593

		46,683,650
Diversified Manufacturing Operations – 1.6%
General Electric Co.	499,410	15,721,427

		15,721,427
Diversified Media – 2.7%
Twenty-First Century Fox, Inc., Class A	966,565	26,145,583

		26,145,583
Diversified Retail – 3.6%
Liberty Interactive Corp. QVC Group, Class A(1)	1,377,634	34,950,575

		34,950,575
Drug & Grocery Store Chains – 4.6%
CVS Health Corp.	463,915	44,415,222

		44,415,222

June 30, 2016 (unaudited)	Shares	Value
Financial Data & Systems – 2.7%
American Express Co.	434,090	$26,375,308

		26,375,308
Foods – 2.8%
Mondelez International, Inc., Class A	601,790	27,387,463

		27,387,463
Gas Pipeline – 1.5%
Enterprise Products Partners L.P.	511,030	14,952,738

		14,952,738
Health Care Management Services – 1.9%
UnitedHealth Group, Inc.	127,445	17,995,234

		17,995,234
Insurance: Life – 3.5%
Aflac, Inc.	476,230	34,364,757

		34,364,757
Insurance: Multi-Line – 1.0%
The Hartford Financial Services Group, Inc.	219,800	9,754,724

		9,754,724
Insurance: Property - Casualty – 8.3%
FNF Group	303,890	11,395,875
The Progressive Corp.	1,499,080	50,219,180
XL Group PLC	577,000	19,219,870

		80,834,925
Medical Equipment – 3.5%
Agilent Technologies, Inc.	755,520	33,514,867

		33,514,867
Oil Well Equipment & Services – 1.1%
Schlumberger Ltd.	133,330	10,543,736

		10,543,736
Oil: Crude Producers – 4.4%
EOG Resources, Inc.	267,072	22,279,146
Noble Energy, Inc.	581,310	20,851,590

		43,130,736
Oil: Integrated – 5.5%
Chevron Corp.	407,120	42,678,390
Exxon Mobil Corp.	118,880	11,143,811

		53,822,201
Pharmaceuticals – 7.5%
Allergan PLC(1)	146,867	33,939,495
Bristol-Myers Squibb Co.	226,570	16,664,224
Endo International PLC(1)	458,700	7,151,133
Pfizer, Inc.	413,300	14,552,293

		72,307,145
Radio & TV Broadcasters – 3.9%
Sirius XM Holdings, Inc.(1)	9,477,840	37,437,468

		37,437,468

4	The accompanying notes are an integral part of these financial statements.

RS LARGE CAP ALPHA VIP SERIES

June 30, 2016 (unaudited)	Shares	Value
Railroads – 1.6%
Union Pacific Corp.	173,770	$15,161,432

		15,161,432
Utilities: Electrical – 1.7%
Edison International	209,320	16,257,884

		16,257,884
Total Common Stocks (Cost $806,732,157)		913,534,115

	Principal Amount	Value
Repurchase Agreements – 5.8%

Fixed Income Clearing Corp. Repurchase Agreement, 0.03%, dated 6/30/2016, maturity value of $56,134,047, due 7/1/2016(2)	$56,134,000	56,134,000
Total Repurchase Agreements (Cost $56,134,000)		56,134,000
Total Investments - 100.0% (Cost $862,866,157)		969,668,115
Other Liabilities, Net - 0.0%		(1,315)
Total Net Assets - 100.0%		$969,666,800

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	2.50%	5/15/2024	$57,257,888

The following is a summary of the inputs used as of June 30, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$913,534,115	$—	$—	$913,534,115
Repurchase Agreements	—	56,134,000	—	56,134,000
Total	$913,534,115	$56,134,000	$—	$969,668,115

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — RS LARGE CAP ALPHA VIP SERIES

Statement of Assets and Liabilities As of June 30, 2016 (unaudited)
Assets
Investments, at value	$969,668,115
Cash	17
Foreign currency, at value	22
Dividends/interest receivable	836,055
Receivable for fund shares subscribed	414
Prepaid expenses	2,054

Total Assets	970,506,677

Liabilities
Payable to adviser	397,339
Payable for fund shares redeemed	218,526
Accrued trustees’ fees	18,701
Accrued expenses/other liabilities	205,311

Total Liabilities	839,877

Total Net Assets	$969,666,800

Net Assets Consist of:
Paid-in capital	$854,035,884
Accumulated undistributed net investment income	6,215,657
Accumulated net realized gain from investments	2,613,303
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	106,801,956

Total Net Assets	$969,666,800

Investments, at Cost	$862,866,157

Foreign Currency, at Cost	$24

Pricing of Shares
Shares of Beneficial Interest Outstanding with No Par Value	22,048,233
Net Asset Value Per Share	$43.98

Statement of Operations For the Six-Month Period Ended June 30, 2016 (unaudited)

Investment Income
Dividends	$8,803,182
Interest	13,963

Total Investment Income	8,817,145

Expenses
Investment advisory fees	2,403,970
Professional fees	69,114
Administrative service fees	44,677
Trustees’ fees	37,535
Custodian fees	30,469
Shareholder reports	27,371
Other expenses	41,534

Total Expenses	2,654,670

Net Investment Income	6,162,475

Realized Gain/(Loss) and Change in Unrealized Appreciation/Depreciation on Investments
Net realized gain from investments	2,630,970
Net change in unrealized appreciation/depreciation on investments	(15,977,073)
Net change in unrealized appreciation/depreciation on translation of assets and liabilities in foreign currencies	2

Net Loss on Investments	(13,346,101)

Net Decrease in Net Assets Resulting from Operations	$(7,183,626)

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — RS LARGE CAP ALPHA VIP SERIES

Statements of Changes in Net Assets Six-Months-Ended Numbers are unaudited

	For the Six Months Ended 6/30/16	For the Year Ended 12/31/15

Operations
Net investment income	$6,162,475	$12,979,122
Net realized gain from investments	2,630,970	43,251,446
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities in foreign currencies	(15,977,071)	(77,236,650)

Net Decrease in Net Assets Resulting from Operations	(7,183,626)	(21,006,082)

Distributions to Shareholders
Net investment income	—	(13,681,855)
Net realized gain on investments	—	(95,707,224)

Total Distributions	—	(109,389,079)

Capital Share Transactions
Proceeds from sales of shares	8,781,754	19,239,300
Reinvestment of distributions	—	109,389,079
Cost of shares redeemed	(47,752,073)	(131,110,318)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(38,970,319)	(2,481,939)

Net Decrease in Net Assets	(46,153,945)	(132,877,100)

Net Assets
Beginning of period	1,015,820,745	1,148,697,845

End of period	$969,666,800	$1,015,820,745

Accumulated Undistributed Net Investment Income Included in Net Assets	$6,215,657	$53,182

Other Information:
Shares
Sold	211,154	387,042
Reinvested	—	2,485,550
Redeemed	(1,112,538)	(2,610,625)

Net Increase/(Decrease)	(901,384)	261,967

The accompanying notes are an integral part of these financial statements.	7

FINANCIAL INFORMATION — RS LARGE CAP ALPHA VIP SERIES

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions).

Financial Highlights Six-Months-Ended Numbers are unaudited
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains	Total Distributions
Six Months Ended 6/30/16[1]	$44.26	$0.27	[2]	$(0.55)	$(0.28)	$—	$—	$—
Year Ended 12/31/15	50.63	0.60	[2]	(1.64)	(1.04)	(0.67)	(4.66)	(5.33)
Year Ended 12/31/14	51.52	0.73		6.21	6.94	(0.71)	(7.12)	(7.83)
Year Ended 12/31/13	39.00	0.63		14.40	15.03	(0.63)	(1.88)	(2.51)
Year Ended 12/31/12	34.15	0.79		4.85	5.64	(0.79)	—	(0.79)
Year Ended 12/31/11	38.03	0.36		(3.88)	(3.52)	(0.36)	—	(0.36)

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — RS LARGE CAP ALPHA VIP SERIES

Net Asset Value, End of Period	Total Return[3]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[4]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income to Average Net Assets[4]	Gross Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
$43.98	(0.63)%	$969,667	0.55%	0.55%	1.28%	1.28%	31%
44.26	(2.01)%	1,015,821	0.55%	0.55%	1.20%	1.20%	47%
50.63	13.58%	1,148,698	0.55%	0.55%	1.27%	1.27%	56%
51.52	38.71%	1,154,305	0.54%	0.54%	1.24%	1.24%	48%
39.00	16.52%	972,252	0.55%	0.55%	2.02%	2.02%	63%
34.15	(9.22)%	875,104	0.57%	0.57%	0.98%	0.98%	51%

Distributions reflect actual per-share amounts distributed for the period.

[1]	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

[2]	Calculated based on the average shares outstanding during the period.

[3]	Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.‘s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

[4]	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.

The accompanying notes are an integral part of these financial statements.	9

NOTES TO FINANCIAL STATEMENTS — RS LARGE CAP ALPHA VIP SERIES (UNAUDITED)

June 30, 2016 (unaudited)

RS Variable Products Trust (the “Trust”), a Massachusetts business trust organized on May 18, 2006, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently offers eight series. RS Large Cap Alpha VIP Series (the “Fund”) is a series of the Trust. The Fund is a diversified fund. The financial statements for the other remaining series of the Trust are presented in separate reports.

The Fund has authorized an unlimited number of shares of beneficial interest with no par value. The Fund currently offers only Class I shares. Shares are bought and sold at closing net asset value (“NAV”). Class I shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity and variable life insurance contracts issued by GIAC. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

Note 1. Significant Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Marketable securities are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices . Securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”) are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates market value (see Note 4d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”).

Securities for which market quotations are not readily available or for which market quotations may be considered unreliable are valued at their fair values as determined in accordance with guidelines and procedures adopted by the Trust’s Board of Trustees.

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with guidelines and procedures adopted by the Board of Trustees. In addition, if there has been a movement in the U.S. markets that exceeds a specified threshold, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities.

In accordance with FASB Accounting Standards Codification Topic 820 (“ASC Topic 820”), fair value is defined as the price that the Fund would receive upon selling an investment in an “arm’s length” transaction to a willing buyer in the principal or most advantageous market for the investment. ASC Topic 820 established a hierarchy for classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — inputs other than unadjusted quoted prices that are observable either directly or indirectly (including adjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A security’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers

10

NOTES TO FINANCIAL STATEMENTS — RS LARGE CAP ALPHA VIP SERIES (UNAUDITED)

observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2016, the Fund had no securities classified as Level 3.

The Fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the reporting period. For the six months ended June 30, 2016, there were no transfers between Level 1, Level 2 and Level 3.

In determining a security’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures).

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

b. Taxes The Fund intends to continue complying with the requirements of the Internal Revenue Code to qualify as a regulated investment company and to distribute substantially all net investment income and realized net capital gains, if any, to shareholders. Therefore, the Fund does not expect to be subject to income tax, and no provision for such tax has been made.

From time to time, however, the Fund may choose to pay an excise tax if the cost of making the required distribution exceeds the amount of the excise tax.

As of June 30, 2016, the Trust has reviewed the tax positions for open periods, as applicable to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements. The Trust is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of Operations. For the six months ended June 30, 2016, the Fund did not incur any such interest or penalties. The Fund is not subject to examination by U.S. federal tax authorities for tax years before 2012 and by state authorities for tax years before 2011.

c. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities

11

NOTES TO FINANCIAL STATEMENTS — RS LARGE CAP ALPHA VIP SERIES (UNAUDITED)

transactions are determined on the basis of specific identification.

d. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

e. Investment Income Dividend income is generally recorded on the ex-dividend date. Interest income, which includes amortization/accretion of premium/discount, is accrued and recorded daily.

f. Expenses Many expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets.

g. Distributions to Shareholders The Fund intends to declare and distribute substantially all net investment income, if any, at least once a year. Distributions of net realized capital gains, if any, are declared and paid at least once a year. Unless the Fund is instructed otherwise, all distributions to shareholders are credited in the form of additional shares of the Fund at the net asset value, recorded on the ex-dividend date.

h. Capital Accounts Due to the timing of dividend distributions and the differences in accounting for income and realized gains/(losses) for financial statement purposes versus federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains/(losses) were recorded by the Fund.

Note 2. Transactions with Affiliates

a. Advisory Fee Under the terms of the advisory agreement, which is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to RS Investment Management Co. LLC (“RS Investments”). Guardian Investor Services LLC (“GIS”), a subsidiary of Guardian Life, holds a majority interest in RS Investments. RS Investments receives an investment advisory fee based on the average daily net assets of the Fund at an annual rate of 0.50%.

b. Compensation of Trustees and Officers Trustees and officers of the Trust who are interested persons, as defined in the 1940 Act, of RS Investments receive no compensation from the Fund for acting as such. Trustees of the Trust who are not interested persons of RS Investments receive compensation and reimbursement of expenses from the Trust.

c. Principal Underwriter RS Funds Distributor LLC (“RSFD”), a wholly owned subsidiary of RS Investments, is the principal underwriter of the Fund shares. The Trust has entered into a distribution agreement with RSFD, which governs the sale and distribution of shares of the Fund. RSFD receives no compensation from the Trust or from purchasers of the Fund shares for acting as distributor of the Class I shares.

Note 3. Federal Income Taxes

a. Distributions to Shareholders The tax character of distributions paid to shareholders during the year ended December 31, 2015, which is the most recently completed tax year, was as follows:

Ordinary Income	Long-Term Capital Gains
$18,403,184	$90,985,895

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences, and differing characterizations of distributions made by the Fund.

Permanent book and tax basis differences will result in reclassifications to paid-in capital, undistributed net investment income and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions. Undistributed net investment income and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions may include temporary book and tax differences, which will reverse in a subsequent period.

12

NOTES TO FINANCIAL STATEMENTS — RS LARGE CAP ALPHA VIP SERIES (UNAUDITED)

As of December 31, 2015, the Fund made the following reclassifications of permanent book and tax basis differences:

Accumulated Undistributed Net Investment Income	Accumulated Net Realized Loss
$473,181	$(473,181)

The tax basis of distributable earnings as of December 31, 2015, was as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
$53,182	$118,870

During any particular year, net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, are normally distributed to shareholders annually.

b. Tax Basis of Investments The cost of investments for federal income tax purposes at June 30, 2016, was $862,905,481. The gross unrealized appreciation and depreciation on investments, on a tax basis, at June 30, 2016, aggregated $141,133,298 and $(34,370,664), respectively, resulting in net unrealized appreciation of $106,762,634.

Note 4. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $294,438,915 and $276,547,259, respectively, for the six months ended June 30, 2016.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign companies may be less liquid and their prices more volatile than those of comparable U.S. companies.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller.

Note 5. Temporary Borrowings

The Fund, with other funds managed by RS Investments, is party to a $350 million committed revolving credit facility from State Street Bank and Trust Company and Northern Trust Company, for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated based on market rates at the time of borrowing. Under the term of the credit facility, in addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.11% per annum on its share of the unused portion of the credit facility.

For the six months ended June 30, 2016, the Fund did not borrow under the facility.

Note 6. Sales Transaction

On December 18, 2015, Victory Capital Management Inc. (“Victory Capital”) announced it had agreed to acquire RS Investments, subject to regulatory approvals in addition to customary closing conditions and consents, including approvals related to the Fund (the “Transaction”).

On January 19, 2016, the Board of Trustees of the Trust approved the reorganization of the Fund into a corresponding, newly-formed fund within the Victory family of funds (the “Acquiring Fund”) (the “Reorganization”), subject to shareholder approval of the Reorganization.

13

NOTES TO FINANCIAL STATEMENTS — RS LARGE CAP ALPHA VIP SERIES (UNAUDITED)

Shareholder approval of the Reorganization was obtained as described further in the supplemental information section of this report.

On July 29, 2016, the Transaction and the Reorganization were consummated.

Note 7. Review for Subsequent Events

Management has evaluated subsequent events through the issuance of the Fund’s financial statements and determined that no material events have occurred that require disclosure other than the Transaction and the Reorganization.

Note 8. Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

14

SUPPLEMENTAL INFORMATION (UNAUDITED)

Meeting of Shareholders

A special meeting of the shareholders of RS Variable Products Trust (the “Trust”) was held on May 19, 2016. At the meeting, the shareholders of each series of the Trust voted to approve the reorganization of each such series into a corresponding series of Victory Variable Insurance Funds.

Proposal to Reorganize Series of the Trust into Corresponding Series of Victory Variable Insurance Funds

Series	Votes For	Votes Against/Withheld	Abstentions
RS Emerging Markets VIP Series	3,401,538.7903	121,554.1641	145,386.6036
RS High Yield VIP Series	5,793,195.7949	122,405.5448	178,960.0313
RS International VIP Series	11,622,369.8819	574,442.1452	541,818.2679
RS Investment Quality Bond VIP Series	54,956,162.2983	1,564,144.8878	2,175,970.0389
RS Large Cap Alpha VIP Series	20,943,611.9457	633,142.5830	1,076,570.0223
RS Low Duration Bond VIP Series	23,988,194.4220	478,209.0407	919,315.8373
RS S&P 500 Index VIP Series	7,275,687.8140	235,345.5598	322,672.9432
RS Small Cap Growth Equity VIP Series	6,570,019.8176	219,096.5872	381,825.6672

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. This information is also available, without charge, upon request, by calling toll-free 800-221-3253.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (i) without charge, upon request, by calling toll-free 800-221-3253; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Statement of Additional Information includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 800-221-3253.

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless accompanied or preceded by that Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

15

RS VARIABLE

PRODUCTS TRUST

RS SMALL CAP GROWTH EQUITY VIP SERIES

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including, as applicable, investment advisory fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016, to June 30, 2016. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16-6/30/16	Expense Ratio During Period 1/1/16-6/30/16
Based on Actual Return	$1,000.00	$890.50	$4.28	0.91%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,020.34	$4.57	0.91%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

3

SCHEDULE OF INVESTMENTS — RS SMALL CAP GROWTH EQUITY VIP SERIES

June 30, 2016 (unaudited)	Shares	Value
Common Stocks – 98.7%
Aerospace – 1.5%
HEICO Corp., Class A	25,404	$1,362,924

		1,362,924
Air Transport – 1.2%
Spirit Airlines, Inc.(1)	24,607	1,104,116

		1,104,116
Back Office Support, HR and Consulting – 3.1%
Ritchie Bros. Auctioneers, Inc.	56,000	1,891,680
WNS Holdings Ltd., ADR(1)	31,586	852,822

		2,744,502
Banks: Diversified – 1.5%
PrivateBancorp, Inc.	11,991	527,964
Western Alliance Bancorp(1)	25,741	840,443

		1,368,407
Biotechnology – 10.1%
Aimmune Therapeutics, Inc.(1)	16,161	174,862
Amicus Therapeutics, Inc.(1)	104,399	570,019
Bluebird Bio, Inc.(1)	14,982	648,571
Blueprint Medicines Corp.(1)	23,666	479,237
Celyad S.A., ADR(1)	9,931	248,076
Five Prime Therapeutics, Inc.(1)	17,127	708,202
Ignyta, Inc.(1)	62,367	338,029
Immune Design Corp.(1)	37,424	305,380
Kite Pharma, Inc.(1)	12,513	625,650
Ligand Pharmaceuticals, Inc.(1)	13,168	1,570,547
Lion Biotechnologies, Inc.(1)	66,654	539,897
Loxo Oncology, Inc.(1)	44,716	1,036,517
REGENXBIO, Inc.(1)	17,160	137,280
Sage Therapeutics, Inc.(1)	18,116	545,835
Spark Therapeutics, Inc.(1)	13,285	679,262
Ultragenyx Pharmaceutical, Inc.(1)	490	23,966
Vital Therapies, Inc.(1)	66,717	413,645

		9,044,975
Building Materials – 0.9%
Headwaters, Inc.(1)	45,208	811,031

		811,031
Building: Roofing, Wallboard & Plumbing – 0.8%
Beacon Roofing Supply, Inc.(1)	16,110	732,522

		732,522
Casinos & Gambling – 0.8%
Penn National Gaming, Inc.(1)	52,926	738,318

		738,318
Chemicals: Diversified – 2.5%
Chemtura Corp.(1)	41,968	1,107,116
Ingevity Corp.(1)	34,172	1,163,215

		2,270,331

June 30, 2016 (unaudited)	Shares	Value
Communications Technology – 3.4%
Lumentum Holdings, Inc.(1)	41,463	$1,003,405
RingCentral, Inc., Class A(1)	103,288	2,036,839

		3,040,244
Computer Services, Software & Systems – 15.0%
Benefitfocus, Inc.(1)	36,290	1,383,375
Black Knight Financial Services, Inc., Class A(1)	37,293	1,402,217
Cornerstone OnDemand, Inc.(1)	10,350	393,921
Ellie Mae, Inc.(1)	6,335	580,603
InterXion Holding N.V.(1)	35,310	1,302,233
LogMeIn, Inc.(1)	49,650	3,149,299
Proofpoint, Inc.(1)	43,890	2,769,020
The Ultimate Software Group, Inc.(1)	11,785	2,478,267

		13,458,935
Consumer Lending – 0.8%
LendingTree, Inc.(1)	7,784	687,561

		687,561
Diversified Materials & Processing – 1.3%
Hexcel Corp.	27,873	1,160,632

		1,160,632
Diversified Retail – 1.3%
Ollie’s Bargain Outlet Holdings, Inc.(1)	46,018	1,145,388

		1,145,388
Drug & Grocery Store Chains – 0.9%
Casey’s General Stores, Inc.	6,113	803,921

		803,921
Education Services – 1.1%
Grand Canyon Education, Inc.(1)	24,729	987,182

		987,182
Electronic Entertainment – 1.8%
Take-Two Interactive Software, Inc.(1)	43,512	1,649,975

		1,649,975
Entertainment – 1.3%
IMAX Corp.(1)	38,489	1,134,656

		1,134,656
Financial Data & Systems – 3.1%
Euronet Worldwide, Inc.(1)	26,253	1,816,445
Fair Isaac Corp.	820	92,668
WEX, Inc.(1)	9,720	861,873

		2,770,986
Foods – 3.5%
Pinnacle Foods, Inc.	54,906	2,541,599
Snyder’s-Lance, Inc.	17,508	593,346

		3,134,945
Glass – 1.1%
Apogee Enterprises, Inc.	22,051	1,022,064

		1,022,064

4	The accompanying notes are an integral part of these financial statements.

RS SMALL CAP GROWTH EQUITY VIP SERIES

June 30, 2016 (unaudited)	Shares	Value
Health Care Management Services – 1.2%
WellCare Health Plans, Inc.(1)	10,216	$1,095,972

		1,095,972
Health Care Services – 4.7%
Acadia Healthcare Co., Inc.(1)	20,539	1,137,861
Amedisys, Inc.(1)	25,539	1,289,209
HMS Holdings Corp.(1)	57,420	1,011,166
WebMD Health Corp.(1)	13,657	793,608

		4,231,844
Household Equipment & Products – 0.4%
Helen of Troy Ltd.(1)	3,570	367,139

		367,139
Insurance: Life – 0.5%
Primerica, Inc.	7,940	454,486

		454,486
Insurance: Property – Casualty – 0.8%
AmTrust Financial Services, Inc.	30,635	750,557

		750,557
Machinery: Industrial – 1.8%
John Bean Technologies Corp.	17,902	1,095,961
Manitowoc Foodservice, Inc.(1)	28,120	495,474

		1,591,435
Medical & Dental Instruments & Supplies – 4.0%
AtriCure, Inc.(1)	64,900	917,037
Integra LifeSciences Holdings Corp.(1)	12,640	1,008,419
West Pharmaceutical Services, Inc.	21,642	1,642,195

		3,567,651
Medical Equipment – 2.7%
NxStage Medical, Inc.(1)	68,160	1,477,709
Zeltiq Aesthetics, Inc.(1)	33,707	921,212

		2,398,921
Metal Fabricating – 0.6%
Rexnord Corp.(1)	26,020	510,773

		510,773
Metals & Minerals: Diversified – 0.4%
U.S. Silica Holdings, Inc.	10,224	352,421

		352,421
Miscellaneous Consumer Staples – 0.8%
Energizer Holdings, Inc.	13,640	702,323

		702,323
Oil: Crude Producers – 1.0%
Carrizo Oil & Gas, Inc.(1)	9,140	327,669
Diamondback Energy, Inc.(1)	6,105	556,837

		884,506
Pharmaceuticals – 0.1%
Cambrex Corp.(1)	1,690	87,424

		87,424
Power Transmission Equipment – 0.7%
BWX Technologies, Inc.	17,630	630,625

		630,625

June 30, 2016 (unaudited)	Shares	Value
Real Estate Investment Trusts – 1.1%
Sovran Self Storage, Inc.	9,149	$959,913

		959,913
Recreational Vehicles & Boats – 0.1%
Drew Industries, Inc.	1,320	111,989

		111,989
Restaurants – 3.0%
Popeyes Louisiana Kitchen, Inc.(1)	20,371	1,113,071
Sonic Corp.	29,429	796,055
Wingstop, Inc.(1)	28,683	781,612

		2,690,738
Scientific Instruments: Electrical – 1.4%
Littelfuse, Inc.	10,279	1,214,875

		1,214,875
Securities Brokerage & Services – 0.6%
MarketAxess Holdings, Inc.	3,629	527,656

		527,656
Semiconductors & Components – 5.8%
Cavium, Inc.(1)	13,227	510,562
Monolithic Power Systems, Inc.	36,817	2,515,337
Tower Semiconductor Ltd.(1)	173,854	2,159,267

		5,185,166
Shipping – 1.0%
Kirby Corp.(1)	13,539	844,698

		844,698
Specialty Retail – 4.5%
Burlington Stores, Inc.(1)	25,418	1,695,635
Five Below, Inc.(1)	30,934	1,435,647
Lithia Motors, Inc., Class A	13,143	934,073

		4,065,355
Textile Products – 0.8%
Interface, Inc.	46,542	709,765

		709,765
Textiles, Apparel & Shoes – 3.0%
Carter’s, Inc.	8,105	862,939
G-III Apparel Group Ltd.(1)	18,662	853,227
Steven Madden Ltd.(1)	27,839	951,537

		2,667,703
Truckers – 0.7%
Knight Transportation, Inc.	22,797	605,944

		605,944
Total Common Stocks (Cost $80,846,254)		88,383,494

The accompanying notes are an integral part of these financial statements.	5

SCHEDULE OF INVESTMENTS — RS SMALL CAP GROWTH EQUITY VIP SERIES

June 30, 2016 (unaudited)	Principal Amount	Value
Repurchase Agreements – 1.5%

Fixed Income Clearing Corp. Repurchase Agreement, 0.03%, dated 6/30/2016, maturity value of $1,315,001, due 7/1/2016(2)	$1,315,000	$1,315,000
Total Repurchase Agreements (Cost $1,315,000)		1,315,000
Total Investments - 100.2% (Cost $82,161,254)		89,698,494
Other Liabilities, Net - (0.2)%		(178,345)
Total Net Assets - 100.0%		$89,520,149

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	2.50%	5/15/2024	$1,342,238

Legend:

ADR — American Depositary Receipt.

The following is a summary of the inputs used as of June 30, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$88,383,494	$—	$—	$88,383,494
Repurchase Agreements	—	1,315,000	—	1,315,000
Total	$88,383,494	$1,315,000	$—	$89,698,494

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — RS SMALL CAP GROWTH EQUITY VIP SERIES

Statement of Assets and Liabilities As of June 30, 2016 (unaudited)
Assets
Investments, at value	$89,698,494
Cash	599
Receivable for investments sold	2,650,820
Dividends/interest receivable	28,214
Receivable for fund shares subscribed	6,311
Prepaid expenses	220

Total Assets	92,384,658

Liabilities
Payable for investments purchased	2,761,354
Payable to adviser	55,837
Payable for fund shares redeemed	6,287
Accrued trustees’ fees	1,857
Accrued expenses/other liabilities	39,174

Total Liabilities	2,864,509

Total Net Assets	$89,520,149

Net Assets Consist of:
Paid-in capital	$88,593,664
Accumulated net investment loss	(223,114)
Accumulated net realized loss from investments	(6,387,641)
Net unrealized appreciation on investments	7,537,240

Total Net Assets	$89,520,149

Investments, at Cost	$82,161,254

Pricing of Shares
Shares of Beneficial Interest Outstanding with No Par Value	6,882,289
Net Asset Value Per Share	$13.01

Statement of Operations For the Six-Month Period Ended June 30, 2016 (unaudited)
Investment Income
Dividends	$190,686
Interest	218
Withholding taxes on foreign dividends	(3,973)

Total Investment Income	186,931

Expenses
Investment advisory fees	339,049
Custodian fees	27,364
Professional fees	14,510
Transfer agent fees	10,402
Shareholder reports	6,232
Administrative service fees	4,445
Trustees’ fees	3,713
Other expenses	4,330

Total Expenses	410,045

Net Investment Loss	(223,114)

Realized Gain/(Loss) and Change in Unrealized Appreciation/Depreciation on Investments
Net realized loss from investments	(5,248,641)
Net change in unrealized appreciation/depreciation on investments	(6,282,683)

Net Loss on Investments	(11,531,324)

Net Decrease in Net Assets Resulting from Operations	$(11,754,438)

The accompanying notes are an integral part of these financial statements.	7

FINANCIAL INFORMATION — RS SMALL CAP GROWTH EQUITY VIP SERIES

Statements of Changes in Net Assets Six-Months-Ended Numbers are unaudited

	For the Six Months Ended 6/30/16	For the Year Ended 12/31/15

Operations
Net investment loss	$(223,114)	$(644,683)
Net realized gain/(loss) from investments	(5,248,641)	14,669,124
Net change in unrealized appreciation/depreciation on investments	(6,282,683)	(12,669,969)

Net Increase/(Decrease) in Net Assets Resulting from Operations	(11,754,438)	1,354,472

Distributions to Shareholders
Net realized gain on investments	—	(18,368,178)

Total Distributions	—	(18,368,178)

Capital Share Transactions
Proceeds from sales of shares	2,700,518	7,140,279
Reinvestment of distributions	—	18,368,178
Cost of shares redeemed	(8,388,243)	(19,676,294)

Net Increase/(Decrease) in Net Assets Resulting from Capital Share Transactions	(5,687,725)	5,832,163

Net Decrease in Net Assets	(17,442,163)	(11,181,543)

Net Assets
Beginning of period	106,962,312	118,143,855

End of period	$89,520,149	$106,962,312

Accumulated Net Investment Loss Included in Net Assets	$(223,114)	$—

Other Information:
Shares
Sold	217,906	384,270
Reinvested	—	1,242,773
Redeemed	(656,894)	(1,066,518)

Net Increase/(Decrease)	(438,988)	560,525

8	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

9

FINANCIAL INFORMATION — RS SMALL CAP GROWTH EQUITY VIP SERIES

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions).

Financial Highlights Six-Months-Ended Numbers are unaudited
	Net Asset Value, Beginning of Period	Net Investment Loss	Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains	Total Distributions
Six Months Ended 6/30/16[1]	$14.61	$(0.03)[2]	$(1.57)	$(1.60)	$—	$—	$—
Year Ended 12/31/15	17.47	(0.10)[2]	0.24	0.14	—	(3.00)	(3.00)
Year Ended 12/31/14	18.87	(0.10)	1.98	1.88	—	(3.28)	(3.28)
Year Ended 12/31/13	14.83	(0.10)	7.39	7.29	—	(3.25)	(3.25)
Year Ended 12/31/12	12.84	(0.07)	2.06	1.99	—	—	—
Year Ended 12/31/11	13.14	(0.09)	(0.21)	(0.30)	—	—	—

10	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — RS SMALL CAP GROWTH EQUITY VIP SERIES

Net Asset Value, End of Period	Total Return[3]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[4]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Loss to Average Net Assets[4]	Gross Ratio of Net Investment Loss to Average Net Assets	Portfolio Turnover Rate
$13.01	(10.95)%	$89,520	0.91%	0.91%	(0.49)%	(0.49)%	52%
14.61	0.62%	106,962	0.88%	0.88%	(0.54)%	(0.54)%	88%
17.47	10.13%	118,144	0.86%	0.86%	(0.60)%	(0.60)%	95%
18.87	50.13%	120,565	0.85%	0.85%	(0.59)%	(0.59)%	101%
14.83	15.50%	88,116	0.88%	0.88%	(0.46)%	(0.46)%	98%
12.84	(2.28)%	85,224	0.86%	0.86%	(0.63)%	(0.63)%	97%

Distributions reflect actual per-share amounts distributed for the period.

[1]	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

[2]	Calculated based on the average shares outstanding during the period.

[3]	Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.‘s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

[4]	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Loss to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.

The accompanying notes are an integral part of these financial statements.	11

NOTES TO FINANCIAL STATEMENTS — RS SMALL CAP GROWTH EQUITY VIP SERIES (UNAUDITED)

June 30, 2016 (unaudited)

RS Variable Products Trust (the “Trust”), a Massachusetts business trust organized on May 18, 2006, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently offers eight series. RS Small Cap Growth Equity VIP Series (the “Fund”) is a series of the Trust. The Fund is a diversified fund. The financial statements for the other remaining series of the Trust are presented in separate reports.

The Fund has authorized an unlimited number of shares of beneficial interest with no par value. The Fund currently offers only Class I shares. Shares are bought and sold at closing net asset value (“NAV”). Class I shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity and variable life insurance contracts issued by GIAC. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

Note 1. Significant Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Marketable securities are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”) are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates market value (see Note 4d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”).

Securities for which market quotations are not readily available or for which market quotations may be considered unreliable are valued at their fair values as determined in accordance with guidelines and procedures adopted by the Trust’s Board of Trustees.

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with guidelines and procedures adopted by the Board of Trustees. In addition, if there has been a movement in the U.S. markets that exceeds a specified threshold, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities.

In accordance with FASB Accounting Standards Codification Topic 820 (“ASC Topic 820”), fair value is defined as the price that the Fund would receive upon selling an investment in an “arm’s length” transaction to a willing buyer in the principal or most advantageous market for the investment. ASC Topic 820 established a hierarchy for classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — inputs other than unadjusted quoted prices that are observable either directly or indirectly (including adjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A security’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers

12

NOTES TO FINANCIAL STATEMENTS — RS SMALL CAP GROWTH EQUITY VIP SERIES (UNAUDITED)

observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2016, the Fund had no securities classified as Level 3.

The Fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the reporting period. For the six months ended June 30, 2016, there were no transfers between Level 1, Level 2 and Level 3.

In determining a security’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures).

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

b. Taxes The Fund intends to continue complying with the requirements of the Internal Revenue Code to qualify as a regulated investment company and to distribute substantially all net investment income and realized net capital gains, if any, to shareholders. Therefore, the Fund does not expect to be subject to income tax, and no provision for such tax has been made.

From time to time, however, the Fund may choose to pay an excise tax if the cost of making the required distribution exceeds the amount of the excise tax.

As of June 30, 2016, the Trust has reviewed the tax positions for open periods, as applicable to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements. The Trust is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of Operations. For the six months ended June 30, 2016, the Fund did not incur any such interest or penalties. The Fund is not subject to examination by U.S. federal tax authorities for tax years before 2012 and by state authorities for tax years before 2011.

c. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities

13

NOTES TO FINANCIAL STATEMENTS — RS SMALL CAP GROWTH EQUITY VIP SERIES (UNAUDITED)

transactions are determined on the basis of specific identification.

d. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

e. Investment Income Dividend income is generally recorded on the ex-dividend date. Interest income, which includes amortization/accretion of premium/discount, is accrued and recorded daily.

f. Expenses Many expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets.

g. Distributions to Shareholders The Fund intends to declare and distribute substantially all net investment income, if any, at least once a year. Distributions of net realized capital gains, if any, are declared and paid at least once a year. Unless the Fund is instructed otherwise, all distributions to shareholders are credited in the form of additional shares of the Fund at the net asset value, recorded on the ex-dividend date.

h. Capital Accounts Due to the timing of dividend distributions and the differences in accounting for income and realized gains/(losses) for financial statement purposes versus federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains/(losses) were recorded by the Fund.

Note 2. Transactions with Affiliates

a. Advisory Fee Under the terms of the advisory agreement, which is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to RS Investment Management Co. LLC (“RS Investments”). Guardian Investor Services LLC (“GIS”), a subsidiary of Guardian Life, holds a majority interest in RS Investments. RS Investments receives an investment advisory fee based on the average daily net assets of the Fund at an annual rate of 0.75%.

b. Compensation of Trustees and Officers Trustees and officers of the Trust who are interested persons, as defined in the 1940 Act, of RS Investments receive no compensation from the Fund for acting as such. Trustees of the Trust who are not interested persons of RS Investments receive compensation and reimbursement of expenses from the Trust.

c. Principal Underwriter RS Funds Distributor LLC (“RSFD”), a wholly owned subsidiary of RS Investments, is the principal underwriter of the Fund shares. The Trust has entered into a distribution agreement with RSFD, which governs the sale and distribution of shares of the Fund. RSFD receives no compensation from the Trust or from purchasers of the Fund shares for acting as distributor of the Class I shares.

Note 3. Federal Income Taxes

a. Distributions to Shareholders The tax character of distributions paid to shareholders during the year ended December 31, 2015, which is the most recently completed tax year, was as follows:

Long-Term Capital Gains
$18,368,178

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences, and differing characterizations of distributions made by the Fund.

Permanent book and tax basis differences will result in reclassifications to paid-in capital, undistributed net investment income and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions. Undistributed net investment income and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions may include temporary book and tax differences, which will reverse in a subsequent period.

As of December 31, 2015, the Fund made the following reclassifications of permanent book and tax basis differences:

Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Loss
$(629,839)	$644,683	$(14,844)

14

NOTES TO FINANCIAL STATEMENTS — RS SMALL CAP GROWTH EQUITY VIP SERIES (UNAUDITED)

During any particular year, net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, are normally distributed to shareholders annually.

In determining its taxable income, current tax law permits the Fund to elect to treat all or a portion of any net capital or currency loss realized after October 31 as occurring on the first day of the following fiscal year. For the year ended December 31, 2015, the Fund elected to defer net capital losses of $370,987.

b. Tax Basis of Investments The cost of investments for federal income tax purposes at June 30, 2016, was $83,072,198. The gross unrealized appreciation and depreciation on investments, on a tax basis, at June 30, 2016, aggregated $11,688,453 and $(5,062,157), respectively, resulting in net unrealized appreciation of $6,626,296.

Note 4. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $48,294,920 and $53,944,360, respectively, for the six months ended June 30, 2016.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign companies may be less liquid and their prices more volatile than those of comparable U.S. companies.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon)

and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller.

Note 5. Temporary Borrowings

The Fund, with other funds managed by RS Investments, is party to a $350 million committed revolving credit facility from State Street Bank and Trust Company and Northern Trust Company, for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated based on market rates at the time of borrowing. Under the term of the credit facility, in addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.11% per annum on its share of the unused portion of the credit facility.

For the six months ended June 30, 2016, the Fund did not borrow under the facility.

Note 6. Sales Transaction

On December 18, 2015, Victory Capital Management Inc. (“Victory Capital”) announced it had agreed to acquire RS Investments, subject to regulatory approvals in addition to customary closing conditions and consents, including approvals related to the Fund (the “Transaction”).

On January 19, 2016, the Board of Trustees of the Trust approved the reorganization of the Fund into a corresponding, newly-formed fund within the Victory family of funds (the “Acquiring Fund”) (the “Reorganization”), subject to shareholder approval of the Reorganization.

Shareholder approval of the Reorganization was obtained as described further in the supplemental information section of this report.

On July 29, 2016, the Transaction and the Reorganization were consummated.

Note 7. Review for Subsequent Events

Management has evaluated subsequent events through the issuance of the Fund’s financial statements and

15

NOTES TO FINANCIAL STATEMENTS — RS SMALL CAP GROWTH EQUITY VIP SERIES (UNAUDITED)

determined that no material events have occurred that require disclosure other than the Transaction and the Reorganization.

Note 8. Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

16

SUPPLEMENTAL INFORMATION (UNAUDITED)

Meeting of Shareholders

A special meeting of the shareholders of RS Variable Products Trust (the “Trust”) was held on May 19, 2016. At the meeting, the shareholders of each series of the Trust voted to approve the reorganization of each such series into a corresponding series of Victory Variable Insurance Funds.

Proposal to Reorganize Series of the Trust into Corresponding Series of Victory Variable Insurance Funds

Series	Votes For	Votes Against/Withheld	Abstentions
RS Emerging Markets VIP Series	3,401,538.7903	121,554.1641	145,386.6036
RS High Yield VIP Series	5,793,195.7949	122,405.5448	178,960.0313
RS International VIP Series	11,622,369.8819	574,442.1452	541,818.2679
RS Investment Quality Bond VIP Series	54,956,162.2983	1,564,144.8878	2,175,970.0389
RS Large Cap Alpha VIP Series	20,943,611.9457	633,142.5830	1,076,570.0223
RS Low Duration Bond VIP Series	23,988,194.4220	478,209.0407	919,315.8373
RS S&P 500 Index VIP Series	7,275,687.8140	235,345.5598	322,672.9432
RS Small Cap Growth Equity VIP Series	6,570,019.8176	219,096.5872	381,825.6672

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. This information is also available, without charge, upon request, by calling toll-free 800-221-3253.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling toll-free 800-221-3253; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Statement of Additional Information includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 800-221-3253.

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless accompanied or preceded by that Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

17

RS VARIABLE

PRODUCTS TRUST

RS S&P 500 INDEX VIP SERIES

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including as applicable, investment advisory fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2016, to June 30, 2016. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16-6/30/16	Expense Ratio During Period 1/1/16-6/30/16
Based on Actual Return	$1,000.00	$1,037.10	$1.42	0.28%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,023.47	$1.41	0.28%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

3

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX VIP SERIES

June 30, 2016 (unaudited)	Shares	Value
Common Stocks – 98.2%
Advertising Agencies – 0.3%
Nielsen Holdings PLC	2,282	$118,595
Omnicom Group, Inc.	1,514	123,376
The Interpublic Group of Companies, Inc.	2,540	58,674

		300,645
Aerospace – 2.0%
General Dynamics Corp.	1,848	257,315
L-3 Communications Holdings, Inc.	494	72,465
Lockheed Martin Corp.	1,657	411,218
Northrop Grumman Corp.	1,141	253,621
Raytheon Co.	1,886	256,402
Rockwell Collins, Inc.	828	70,496
Textron, Inc.	1,713	62,627
The Boeing Co.	3,934	510,909
United Technologies Corp.	4,912	503,726

		2,398,779
Air Transport – 0.7%
Alaska Air Group, Inc.	786	45,816
American Airlines Group, Inc.	3,809	107,833
Delta Air Lines, Inc.	4,917	179,126
FedEx Corp.	1,619	245,732
Southwest Airlines Co.	4,030	158,016
United Continental Holdings, Inc.(1)	2,124	87,169

		823,692
Aluminum – 0.1%
Alcoa, Inc.	8,291	76,858

		76,858
Asset Management & Custodian – 0.7%
Affiliated Managers Group, Inc.(1)	341	48,002
BlackRock, Inc.	796	272,654
Franklin Resources, Inc.	2,359	78,720
Invesco Ltd.	2,631	67,196
Legg Mason, Inc.	679	20,024
Northern Trust Corp.	1,360	90,113
State Street Corp.	2,527	136,256
T. Rowe Price Group, Inc.	1,568	114,417

		827,382
Auto Parts – 0.4%
BorgWarner, Inc.	1,381	40,767
Delphi Automotive PLC	1,753	109,738
Genuine Parts Co.	950	96,188
Johnson Controls, Inc.	4,094	181,200
LKQ Corp.(1)	1,930	61,181

		489,074
Auto Services – 0.0%
The Goodyear Tire & Rubber Co.	1,684	43,211

		43,211
Automobiles – 0.5%
Ford Motor Co.	24,583	309,008
General Motors Co.	8,863	250,823

		559,831

June 30, 2016 (unaudited)	Shares	Value
Back Office Support, HR and Consulting – 0.8%
Accenture PLC, Class A	3,965	$449,195
Automatic Data Processing, Inc.	2,890	265,504
Paychex, Inc.	2,022	120,309
Robert Half International, Inc.	836	31,902
Verisk Analytics, Inc.(1)	982	79,620

		946,530
Banks: Diversified – 3.2%
Bank of America Corp.(2)	65,107	863,970
BB&T Corp.	5,128	182,608
Citizens Financial Group, Inc.	3,324	66,414
Comerica, Inc.	1,103	45,366
Fifth Third Bancorp	4,947	87,018
Huntington Bancshares, Inc.	5,019	44,870
KeyCorp	5,277	58,311
M&T Bank Corp.	1,008	119,176
Regions Financial Corp.	8,121	69,110
SunTrust Banks, Inc.	3,190	131,045
The PNC Financial Services Group, Inc.	3,165	257,599
U.S. Bancorp	10,298	415,318
Wells Fargo & Co.	29,130	1,378,723
Zions Bancorporation	1,287	32,342

		3,751,870
Banks: Savings, Thrift & Mortgage Lending – 0.0%
People’s United Financial, Inc.	1,955	28,660

		28,660
Beverage: Brewers & Distillers – 0.3%
Brown-Forman Corp., Class B	641	63,946
Constellation Brands, Inc., Class A	1,110	183,594
Molson Coors Brewing Co., Class B	1,161	117,412

		364,952
Beverage: Soft Drinks – 2.0%
Dr. Pepper Snapple Group, Inc.	1,190	114,990
Monster Beverage Corp.(1)	945	151,871
PepsiCo, Inc.	9,114	965,537
The Coca-Cola Co.	24,569	1,113,713

		2,346,111
Biotechnology – 2.1%
AbbVie, Inc.	10,160	629,006
Alexion Pharmaceuticals, Inc.(1)	1,420	165,799
Amgen, Inc.	4,743	721,648
Biogen, Inc.(1)	1,382	334,195
Celgene Corp.(1)	4,937	486,936
Regeneron Pharmaceuticals, Inc.(1)	493	172,170

		2,509,754
Building Materials – 0.3%
Acuity Brands, Inc.	276	68,437
Martin Marietta Materials, Inc.	407	78,144
Masco Corp.	2,110	65,283
Vulcan Materials Co.	840	101,103

		312,967

4	The accompanying notes are an integral part of these financial statements.

RS S&P 500 INDEX VIP SERIES

June 30, 2016 (unaudited)	Shares	Value
Building: Climate Control – 0.1%
Ingersoll-Rand PLC	1,623	$103,353

		103,353
Cable Television Services – 0.9%
Comcast Corp., Class A	15,341	1,000,080
Scripps Networks Interactive, Inc., Class A	597	37,175

		1,037,255
Chemicals: Diversified – 0.9%
E.I. du Pont de Nemours & Co.	5,506	356,789
Eastman Chemical Co.	937	63,622
Ecolab, Inc.	1,675	198,655
FMC Corp.	842	38,993
The Dow Chemical Co.	7,044	350,157

		1,008,216
Chemicals: Specialty – 0.5%
Air Products & Chemicals, Inc.	1,222	173,573
International Flavors & Fragrances, Inc.	506	63,792
LyondellBasell Industries N.V., Class A	2,184	162,533
Praxair, Inc.	1,795	201,740

		601,638
Commercial Services: Rental & Leasing – 0.1%
Ryder System, Inc.	337	20,604
United Rentals, Inc.(1)	575	38,583

		59,187
Commercial Vehicles & Parts – 0.1%
PACCAR, Inc.	2,216	114,944

		114,944
Communications Technology – 1.3%
Cisco Systems, Inc.	31,730	910,333
Harris Corp.	784	65,417
Juniper Networks, Inc.	2,224	50,018
QUALCOMM, Inc.	9,426	504,951

		1,530,719
Computer Services, Software & Systems – 8.2%
Adobe Systems, Inc.(1)	3,143	301,068
Akamai Technologies, Inc.(1)	1,121	62,698
Alphabet, Inc., Class A(1)	1,847	1,299,420
Alphabet, Inc., Class C(1)	1,876	1,298,380
Autodesk, Inc.(1)	1,425	77,149
CA, Inc.	1,864	61,195
Citrix Systems, Inc.(1)	969	77,607
Cognizant Technology Solutions Corp., Class A(1)	3,847	220,202
CSRA, Inc.	868	20,337
F5 Networks, Inc.(1)	434	49,407
Facebook, Inc., Class A(1)	14,471	1,653,746
Hewlett Packard Enterprise Co.	10,824	197,754
Intuit, Inc.	1,623	181,143
Microsoft Corp.(2)	49,871	2,551,899
Oracle Corp.	19,868	813,197
Red Hat, Inc.(1)	1,152	83,635

June 30, 2016 (unaudited)	Shares	Value
Computer Services, Software & Systems (continued)
Salesforce.com, Inc.(1)	3,983	$316,290
Symantec Corp.	3,853	79,141
Teradata Corp.(1)	838	21,009
VeriSign, Inc.(1)	609	52,654
Yahoo!, Inc.(1)	5,501	206,618

		9,624,549
Computer Technology – 4.1%
Apple, Inc.(2)	34,961	3,342,272
EMC Corp.	12,277	333,566
HP, Inc.	10,888	136,644
International Business Machines Corp.(2)	5,574	846,022
NetApp, Inc.	1,826	44,901
Seagate Technology PLC	1,873	45,626
Western Digital Corp.	1,771	83,698

		4,832,729
Consumer Electronics – 0.1%
Garmin Ltd.	744	31,561
Harman International Industries, Inc.	448	32,175

		63,736
Consumer Lending – 0.0%
Navient Corp.	2,166	25,884

		25,884
Consumer Services: Miscellaneous – 0.2%
eBay, Inc.(1)	6,838	160,078
H & R Block, Inc.	1,486	34,178

		194,256
Containers & Packaging – 0.2%
Ball Corp.	895	64,700
Owens-Illinois, Inc.(1)	1,014	18,262
Sealed Air Corp.	1,244	57,187
WestRock Co.	1,604	62,347

		202,496
Copper – 0.1%
Freeport-McMoRan, Inc.	7,894	87,939

		87,939
Cosmetics – 0.1%
The Estee Lauder Companies, Inc., Class A	1,403	127,701

		127,701
Diversified Financial Services – 2.9%
Ameriprise Financial, Inc.	1,068	95,960
Capital One Financial Corp.	3,331	211,552
Citigroup, Inc.	18,589	787,988
JPMorgan Chase & Co.(2)	23,143	1,438,106
Leucadia National Corp.	2,100	36,393
Morgan Stanley	9,633	250,265
The Bank of New York Mellon Corp.	6,784	263,558
The Goldman Sachs Group, Inc.	2,481	368,627

		3,452,449

The accompanying notes are an integral part of these financial statements.	5

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX VIP SERIES

June 30, 2016 (unaudited)	Shares	Value
Diversified Manufacturing Operations – 3.3%
3M Co.	3,822	$669,309
Danaher Corp.	3,775	381,275
Dover Corp.	977	67,726
Eaton Corp. PLC	2,899	173,157
General Electric Co.(2)	58,833	1,852,063
Honeywell International, Inc.	4,855	564,733
Illinois Tool Works, Inc.	2,061	214,674

		3,922,937
Diversified Media – 0.6%
Discovery Communications, Inc., Class A(1)	942	23,767
Discovery Communications, Inc., Class C(1)	1,504	35,870
News Corp., Class A	2,404	27,285
News Corp., Class B	680	7,936
Time Warner, Inc.	4,991	367,038
Twenty-First Century Fox, Inc., Class A	7,059	190,946
Twenty-First Century Fox, Inc., Class B	2,717	74,038

		726,880
Diversified Retail – 3.1%
Amazon.com, Inc.(1)	2,438	1,744,682
Costco Wholesale Corp.	2,777	436,100
Dollar General Corp.	1,833	172,302
Dollar Tree, Inc.(1)	1,480	139,475
Kohl’s Corp.	1,196	45,352
Macy’s, Inc.	1,960	65,876
Nordstrom, Inc.	811	30,858
Target Corp.	3,804	265,595
Wal-Mart Stores, Inc.	9,893	722,387

		3,622,627
Drug & Grocery Store Chains – 1.2%
CVS Health Corp.	6,927	663,191
The Kroger Co.	6,146	226,111
Walgreens Boots Alliance, Inc.	5,451	453,905
Whole Foods Market, Inc.	2,051	65,673

		1,408,880
Electronic Components – 0.3%
Amphenol Corp., Class A	1,942	111,335
Corning, Inc.	7,017	143,708
TE Connectivity Ltd.	2,335	133,352

		388,395
Electronic Entertainment – 0.2%
Activision Blizzard, Inc.	3,203	126,935
Electronic Arts, Inc.(1)	1,958	148,338

		275,273
Energy Equipment – 0.0%
First Solar, Inc.(1)	477	23,125

		23,125
Engineering & Contracting Services – 0.1%
Fluor Corp.	878	43,268
Jacobs Engineering Group, Inc.(1)	773	38,503

June 30, 2016 (unaudited)	Shares	Value
Engineering & Contracting Services (continued)
Quanta Services, Inc.(1)	953	$22,033

		103,804
Entertainment – 0.9%
The Walt Disney Co.	9,465	925,866
Viacom, Inc., Class B	2,187	90,695

		1,016,561
Environmental, Maintenance And Security Services – 0.1%
Cintas Corp.	551	54,070
Stericycle, Inc.(1)	536	55,808

		109,878
Fertilizers – 0.3%
CF Industries Holdings, Inc.	1,469	35,403
Monsanto Co.	2,781	287,583
The Mosaic Co.	2,226	58,277

		381,263
Financial Data & Systems – 2.8%
Alliance Data Systems Corp.(1)	375	73,470
American Express Co.	5,167	313,947
Discover Financial Services	2,617	140,245
Equifax, Inc.	747	95,915
Fidelity National Information Services, Inc.	1,748	128,793
Fiserv, Inc.(1)	1,409	153,201
Global Payments, Inc.	971	69,310
MasterCard, Inc., Class A	6,183	544,475
Moody’s Corp.	1,071	100,363
PayPal Holdings, Inc.(1)	7,016	256,154
S&P Global, Inc.	1,676	179,768
Synchrony Financial(1)	5,266	133,124
The Dun & Bradstreet Corp.	228	27,779
The Western Union Co.	3,170	60,801
Total System Services, Inc.	1,067	56,668
Visa, Inc., Class A	12,101	897,531

		3,231,544
Foods – 1.8%
Campbell Soup Co.	1,132	75,312
ConAgra Foods, Inc.	2,741	131,047
General Mills, Inc.	3,748	267,307
Hormel Foods Corp.	1,700	62,220
Kellogg Co.	1,593	130,069
McCormick & Co., Inc.	733	78,189
Mead Johnson Nutrition Co.	1,175	106,631
Mondelez International, Inc., Class A	9,893	450,231
Sysco Corp.	3,308	167,848
The Hershey Co.	906	102,822
The JM Smucker Co.	754	114,917
The Kraft Heinz Co.	3,746	331,446
Tyson Foods, Inc., Class A	1,852	123,695

		2,141,734
Fruit & Grain Processing – 0.1%
Archer-Daniels-Midland Co.	3,759	161,224

		161,224

6	The accompanying notes are an integral part of these financial statements.

RS S&P 500 INDEX VIP SERIES

June 30, 2016 (unaudited)	Shares	Value
Gas Pipeline – 0.4%
Columbia Pipeline Group, Inc.	2,525	$64,362
Kinder Morgan, Inc.	11,538	215,991
Spectra Energy Corp.	4,241	155,348

		435,701
Gold – 0.1%
Newmont Mining Corp.	3,334	130,426

		130,426
Health Care Facilities – 0.3%
DaVita HealthCare Partners, Inc.(1)	1,051	81,263
HCA Holdings, Inc.(1)	1,931	148,706
Universal Health Services, Inc., Class B	575	77,108

		307,077
Health Care Management Services – 1.5%
Aetna, Inc.	2,208	269,663
Anthem, Inc.	1,645	216,054
Centene Corp.(1)	1,073	76,580
CIGNA Corp.	1,613	206,448
Humana, Inc.	934	168,008
UnitedHealth Group, Inc.	5,995	846,494

		1,783,247
Health Care Services – 0.6%
Cerner Corp.(1)	1,918	112,395
Express Scripts Holding Co.(1)	3,997	302,973
McKesson Corp.	1,450	270,642

		686,010
Home Building – 0.1%
D.R. Horton, Inc.	2,078	65,415
Lennar Corp., Class A	1,128	52,001
PulteGroup, Inc.	2,002	39,019

		156,435
Hotel/Motel – 0.2%
Marriott International, Inc., Class A	1,201	79,818
Starwood Hotels & Resorts Worldwide, Inc.	1,063	78,609
Wyndham Worldwide Corp.	711	50,645
Wynn Resorts Ltd.	512	46,408

		255,480
Household Appliances – 0.1%
Whirlpool Corp.	493	82,154

		82,154
Household Equipment & Products – 0.1%
Newell Brands, Inc.	2,884	140,076

		140,076
Household Furnishings – 0.1%
Leggett & Platt, Inc.	858	43,852
Mohawk Industries, Inc.(1)	401	76,094

		119,946
Insurance: Life – 0.5%
Aflac, Inc.	2,653	191,440
Lincoln National Corp.	1,522	59,008

June 30, 2016 (unaudited)	Shares	Value
Insurance: Life (continued)
Principal Financial Group, Inc.	1,716	$70,545
Prudential Financial, Inc.	2,817	200,965
Torchmark Corp.	713	44,078
Unum Group	1,509	47,971

		614,007
Insurance: Multi-Line – 2.7%
American International Group, Inc.	7,248	383,347
Aon PLC	1,706	186,346
Arthur J Gallagher & Co.	1,116	53,122
Assurant, Inc.	415	35,819
Berkshire Hathaway, Inc., Class B(1)	11,814	1,710,549
Loews Corp.	1,692	69,524
Marsh & McLennan Companies, Inc.	3,286	224,960
MetLife, Inc.	6,915	275,424
The Hartford Financial Services Group, Inc.	2,506	111,216
Willis Towers Watson PLC	866	107,652

		3,157,959
Insurance: Property - Casualty – 0.9%
Chubb Ltd.	2,903	379,451
Cincinnati Financial Corp.	929	69,573
The Allstate Corp.	2,390	167,180
The Progressive Corp.	3,682	123,347
The Travelers Companies, Inc.	1,864	221,891
XL Group PLC	1,843	61,390

		1,022,832
Leisure Time – 0.6%
Carnival Corp.	2,847	125,837
Expedia, Inc.	742	78,875
Royal Caribbean Cruises Ltd.	1,070	71,850
The Priceline Group, Inc.(1)	314	392,001
TripAdvisor, Inc.(1)	712	45,782

		714,345
Luxury Items – 0.1%
Signet Jewelers Ltd.	501	41,287
Tiffany & Co.	703	42,630

		83,917
Machinery: Agricultural – 0.1%
Deere & Co.	1,892	153,328

		153,328
Machinery: Construction & Handling – 0.2%
Caterpillar, Inc.	3,668	278,071

		278,071
Machinery: Engines – 0.1%
Cummins, Inc.	1,024	115,139

		115,139
Machinery: Tools – 0.1%
Snap-on, Inc.	366	57,762
Stanley Black & Decker, Inc.	962	106,994

		164,756

The accompanying notes are an integral part of these financial statements.	7

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX VIP SERIES

June 30, 2016 (unaudited)	Shares	Value
Medical & Dental Instruments & Supplies – 1.2%
Becton Dickinson and Co.	1,337	$226,742
Boston Scientific Corp.(1)	8,502	198,692
CR Bard, Inc.	466	109,584
DENTSPLY SIRONA, Inc.	1,519	94,239
Edwards Lifesciences Corp.(1)	1,359	135,533
Henry Schein, Inc.(1)	523	92,466
Patterson Companies, Inc.	527	25,238
St. Jude Medical, Inc.	1,791	139,698
Stryker Corp.	1,979	237,144
Zimmer Biomet Holdings, Inc.	1,128	135,789

		1,395,125
Medical Equipment – 1.6%
Agilent Technologies, Inc.	2,071	91,870
Baxter International, Inc.	3,460	156,461
Hologic, Inc.(1)	1,559	53,941
Illumina, Inc.(1)	923	129,571
Intuitive Surgical, Inc.(1)	236	156,093
Medtronic PLC	8,867	769,390
PerkinElmer, Inc.	694	36,379
Thermo Fisher Scientific, Inc.	2,503	369,843
Varian Medical Systems, Inc.(1)	611	50,243

		1,813,791
Medical Services – 0.1%
Laboratory Corp. of America Holdings(1)	638	83,112
Quest Diagnostics, Inc.	903	73,513

		156,625
Metal Fabricating – 0.1%
Fastenal Co.	1,825	81,012

		81,012
Office Supplies & Equipment – 0.1%
Avery Dennison Corp.	564	42,159
Pitney Bowes, Inc.	1,210	21,538
Xerox Corp.	6,013	57,063

		120,760
Offshore Drilling & Other Services – 0.0%
Diamond Offshore Drilling, Inc.	407	9,902
Transocean Ltd.	2,154	25,611

		35,513
Oil Well Equipment & Services – 1.0%
Baker Hughes, Inc.	2,765	124,784
FMC Technologies, Inc.(1)	1,437	38,325
Halliburton Co.	5,421	245,517
Helmerich & Payne, Inc.	679	45,581
National Oilwell Varco, Inc.	2,367	79,650
Schlumberger Ltd.	8,767	693,294

		1,227,151
Oil: Crude Producers – 1.6%
Anadarko Petroleum Corp.	3,211	170,986
Apache Corp.	2,382	132,606
Cabot Oil & Gas Corp.	2,884	74,234

June 30, 2016 (unaudited)	Shares	Value
Oil: Crude Producers (continued)
Chesapeake Energy Corp.(1)	3,261	$13,957
Cimarex Energy Co.	596	71,115
Concho Resources, Inc.(1)	813	96,967
Devon Energy Corp.	3,214	116,508
EOG Resources, Inc.	3,463	288,883
EQT Corp.	1,072	83,005
Marathon Oil Corp.	5,328	79,973
Murphy Oil Corp.	1,019	32,353
Newfield Exploration Co.(1)	1,251	55,269
Noble Energy, Inc.	2,708	97,136
Occidental Petroleum Corp.	4,824	364,501
Pioneer Natural Resources Co.	1,031	155,898
Range Resources Corp.	1,067	46,030
Southwestern Energy Co.(1)	2,461	30,959

		1,910,380
Oil: Integrated – 3.6%
Chevron Corp.	11,874	1,244,752
ConocoPhillips	7,795	339,862
Exxon Mobil Corp.(2)	26,185	2,454,582
Hess Corp.	1,672	100,487
The Williams Cos., Inc.	4,310	93,225

		4,232,908
Oil: Refining And Marketing – 0.5%
Marathon Petroleum Corp.	3,343	126,900
ONEOK, Inc.	1,319	62,587
Phillips 66	2,965	235,243
Tesoro Corp.	759	56,864
Valero Energy Corp.	2,971	151,521

		633,115
Paints & Coatings – 0.3%
PPG Industries, Inc.	1,685	175,493
The Sherwin-Williams Co.	499	146,541

		322,034
Paper – 0.1%
International Paper Co.	2,597	110,061

		110,061
Personal Care – 2.0%
Church & Dwight Co., Inc.	826	84,987
Colgate-Palmolive Co.	5,629	412,043
Kimberly-Clark Corp.	2,276	312,905
The Clorox Co.	814	112,649
The Procter & Gamble Co.(2)	16,726	1,416,190

		2,338,774
Pharmaceuticals – 7.1%
Abbott Laboratories	9,290	365,190
Allergan PLC(1)	2,492	575,876
AmerisourceBergen Corp.	1,211	96,057
Bristol-Myers Squibb Co.	10,527	774,261
Cardinal Health, Inc.	2,073	161,715
Eli Lilly & Co.	6,138	483,367

8	The accompanying notes are an integral part of these financial statements.

RS S&P 500 INDEX VIP SERIES

June 30, 2016 (unaudited)	Shares	Value
Pharmaceuticals (continued)
Endo International PLC(1)	1,292	$20,142
Gilead Sciences, Inc.	8,619	718,997
Johnson & Johnson(2)	17,399	2,110,499
Mallinckrodt PLC(1)	707	42,971
Merck & Co., Inc.	17,499	1,008,117
Mylan N.V.(1)	2,603	112,554
Perrigo Co. PLC	923	83,688
Pfizer, Inc.	38,136	1,342,769
Shire PLC, ADR	637	117,259
Vertex Pharmaceuticals, Inc.(1)	1,548	133,159
Zoetis, Inc.	2,886	136,970

		8,283,591
Producer Durables: Miscellaneous – 0.1%
W.W. Grainger, Inc.	359	81,583

		81,583
Production Technology Equipment – 0.3%
Applied Materials, Inc.	7,130	170,906
KLA-Tencor Corp.	983	72,005
Lam Research Corp.	998	83,892

		326,803
Radio & TV Broadcasters – 0.2%
CBS Corp., Class B	2,665	145,082
TEGNA, Inc.	1,386	32,114

		177,196
Railroads – 0.7%
CSX Corp.	6,073	158,384
Kansas City Southern	688	61,982
Norfolk Southern Corp.	1,881	160,130
Union Pacific Corp.	5,337	465,653

		846,149
Real Estate Investment Trusts – 3.1%
American Tower Corp.	2,669	303,225
Apartment Investment & Management Co., Class A	986	43,542
AvalonBay Communities, Inc.	863	155,677
Boston Properties, Inc.	968	127,679
Crown Castle International Corp.	2,103	213,307
Digital Realty Trust, Inc.	922	100,489
Equinix, Inc.	432	167,499
Equity Residential	2,306	158,837
Essex Property Trust, Inc.	416	94,885
Extra Space Storage, Inc.	789	73,014
Federal Realty Investment Trust	438	72,511
General Growth Properties, Inc.	3,678	109,678
HCP, Inc.	2,940	104,017
Host Hotels & Resorts, Inc.	4,751	77,014
Iron Mountain, Inc.	1,520	60,542
Kimco Realty Corp.	2,604	81,714
Prologis, Inc.	3,314	162,519
Public Storage	928	237,188
Realty Income Corp.	1,573	109,103

June 30, 2016 (unaudited)	Shares	Value
Real Estate Investment Trusts (continued)
Simon Property Group, Inc.	1,954	$423,823
SL Green Realty Corp.	629	66,970
The Macerich Co.	801	68,397
UDR, Inc.	1,687	62,284
Ventas, Inc.	2,122	154,524
Vornado Realty Trust	1,117	111,834
Welltower, Inc.	2,243	170,849
Weyerhaeuser Co.	4,711	140,246

		3,651,367
Real Estate Services – 0.0%
CBRE Group, Inc., Class A(1)	1,832	48,511

		48,511
Recreational Vehicles & Boats – 0.0%
Harley-Davidson, Inc.	1,163	52,684

		52,684
Restaurants – 1.3%
Chipotle Mexican Grill, Inc.(1)	190	76,524
Darden Restaurants, Inc.	727	46,048
McDonald’s Corp.	5,685	684,133
Starbucks Corp.	9,320	532,359
Yum! Brands, Inc.	2,575	213,519

		1,552,583
Scientific Instruments: Control & Filter – 0.5%
Allegion PLC	605	42,005
FLIR Systems, Inc.	871	26,957
Flowserve Corp.	825	37,265
Parker-Hannifin Corp.	857	92,599
Rockwell Automation, Inc.	832	95,530
Roper Technologies, Inc.	635	108,306
Tyco International PLC	2,681	114,211
Waters Corp.(1)	515	72,435

		589,308
Scientific Instruments: Electrical – 0.2%
AMETEK, Inc.	1,488	68,790
Emerson Electric Co.	4,062	211,874

		280,664
Scientific Instruments: Pollution Control – 0.3%
Pentair PLC	1,152	67,150
Republic Services, Inc.	1,510	77,478
Waste Management, Inc.	2,616	173,362
Xylem, Inc.	1,130	50,455

		368,445
Securities Brokerage & Services – 0.6%
CME Group, Inc.	2,131	207,559
E*TRADE Financial Corp.(1)	1,786	41,953
Intercontinental Exchange, Inc.	748	191,458
Nasdaq, Inc.	725	46,886
The Charles Schwab Corp.	7,577	191,774

		679,630

The accompanying notes are an integral part of these financial statements.	9

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX VIP SERIES

June 30, 2016 (unaudited)	Shares	Value
Semiconductors & Components – 2.1%
Analog Devices, Inc.	1,955	$110,731
Broadcom Ltd.	2,342	363,947
Intel Corp.	29,787	977,014
Linear Technology Corp.	1,507	70,121
Microchip Technology, Inc.	1,348	68,425
Micron Technology, Inc.(1)	6,542	90,018
NVIDIA Corp.	3,220	151,372
Qorvo, Inc.(1)	814	44,982
Skyworks Solutions, Inc.	1,205	76,252
Texas Instruments, Inc.	6,339	397,138
Xilinx, Inc.	1,619	74,684

		2,424,684
Specialty Retail – 2.7%
Advance Auto Parts, Inc.	462	74,673
AutoNation, Inc.(1)	468	21,987
AutoZone, Inc.(1)	191	151,623
Bed, Bath & Beyond, Inc.	1,034	44,690
Best Buy Co., Inc.	1,780	54,468
CarMax, Inc.(1)	1,237	60,650
Foot Locker, Inc.	866	47,509
L Brands, Inc.	1,605	107,744
Lowe’s Companies, Inc.	5,779	457,523
Netflix, Inc.(1)	2,703	247,270
O’Reilly Automotive, Inc.(1)	613	166,184
Ross Stores, Inc.	2,552	144,673
Staples, Inc.	4,078	35,152
The Gap, Inc.	1,430	30,345
The Home Depot, Inc.	7,995	1,020,882
The TJX Companies, Inc.	4,228	326,528
Tractor Supply Co.	847	77,229
Ulta Salon, Cosmetics & Fragrance, Inc.(1)	402	97,943
Urban Outfitters, Inc.(1)	547	15,043

		3,182,116
Steel – 0.1%
Nucor Corp.	2,014	99,512

		99,512
Telecommunications Equipment – 0.1%
Motorola Solutions, Inc.	1,002	66,102

		66,102
Textiles, Apparel & Shoes – 0.8%
Coach, Inc.	1,749	71,254
Hanesbrands, Inc.	2,469	62,046
Michael Kors Holdings Ltd.(1)	1,134	56,110
NIKE, Inc., Class B	8,512	469,863
PVH Corp.	520	49,000
Ralph Lauren Corp.	371	33,249
Under Armour, Inc., Class A(1)	1,147	46,029
Under Armour, Inc., Class C(1)	1,155	42,047
VF Corp.	2,149	132,142

		961,740

June 30, 2016 (unaudited)	Shares	Value
Tobacco – 1.8%
Altria Group, Inc.	12,346	$851,380
Philip Morris International, Inc.	9,770	993,805
Reynolds American, Inc.	5,223	281,676

		2,126,861
Toys – 0.1%
Hasbro, Inc.	707	59,381
Mattel, Inc.	2,138	66,898

		126,279
Transportation Miscellaneous – 0.5%
Expeditors International of Washington, Inc.	1,151	56,445
United Parcel Service, Inc., Class B	4,352	468,797

		525,242
Truckers – 0.1%
C.H. Robinson Worldwide, Inc.	905	67,196
J.B. Hunt Transport Services, Inc.	571	46,211

		113,407
Utilities: Electrical – 3.2%
AES Corp.	4,167	52,004
Ameren Corp.	1,529	81,924
American Electric Power Co., Inc.	3,092	216,718
CMS Energy Corp.	1,746	80,072
Consolidated Edison, Inc.	1,847	148,573
Dominion Resources, Inc.	3,766	293,484
DTE Energy Co.	1,131	112,105
Duke Energy Corp.	4,347	372,929
Edison International	2,053	159,456
Entergy Corp.	1,124	91,437
Eversource Energy	1,999	119,740
Exelon Corp.	5,810	211,252
FirstEnergy Corp.	2,675	93,384
NextEra Energy, Inc.	2,902	378,421
NRG Energy, Inc.	1,980	29,680
PG&E Corp.	3,112	198,919
Pinnacle West Capital Corp.	699	56,661
PPL Corp.	4,255	160,626
Public Service Enterprise Group, Inc.	3,198	149,059
SCANA Corp.	901	68,170
TECO Energy, Inc.	1,482	40,962
The Southern Co.	5,765	309,177
WEC Energy Group, Inc.	1,989	129,882
Xcel Energy, Inc.	3,197	143,162

		3,697,797
Utilities: Gas Distributors – 0.3%
AGL Resources, Inc.	758	50,005
CenterPoint Energy, Inc.	2,711	65,064
NiSource, Inc.	2,019	53,544
Sempra Energy	1,486	169,434

		338,047

10	The accompanying notes are an integral part of these financial statements.

RS S&P 500 INDEX VIP SERIES

June 30, 2016 (unaudited)	Shares	Value
Utilities: Telecommunications – 2.9%
AT&T, Inc.(2)	38,787	$1,675,986
CenturyLink, Inc.	3,435	99,649
Frontier Communications Corp.	7,359	36,354
Level 3 Communications, Inc.(1)	1,818	93,609
Verizon Communications, Inc.	25,687	1,434,362

		3,339,960
Utilities: Water – 0.1%
American Water Works Co., Inc.	1,124	94,989

		94,989
Total Common Stocks (Cost $47,751,901)		115,174,897

	Principal Amount	Value
U.S. Government Securities – 0.1%

U.S. Treasury Note 3.125% due 5/15/2019	$145,000	154,980
Total U.S. Government Securities (Cost $143,976)		154,980

June 30, 2016 (unaudited)	Principal Amount	Value
Repurchase Agreements – 1.5%

Fixed Income Clearing Corp. Repurchase Agreement, 0.03%, dated 6/30/2016, maturity value of $1,767,001, due 7/1/2016(3)	$1,767,000	$1,767,000
Total Repurchase Agreements (Cost $1,767,000)		1,767,000
Total Investments - 99.8% (Cost $49,662,877)		117,096,877
Other Assets, Net - 0.2%		188,616
Total Net Assets - 100.0%		$117,285,493

(1)	Non-income-producing security.
(2)	Securities are segregated to cover anticipated or existing derivative positions.
(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Inflation Indexed Note	0.125%	4/15/2017	$1,803,011

The table below presents futures contracts as of June 30, 2016:

Description	Counterparty	Number of Contracts	Expiration	Face Value (000s)	Unrealized Appreciation
Purchased Futures Contracts
E-mini S&P 500 Futures	Goldman Sachs & Co.	19	9/16/2016	$1,986	$19,091

The following is a summary of the inputs used as of June 30, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$115,174,897	$—	$—	$115,174,897
U.S. Government Securities	—	154,980	—	154,980
Repurchase Agreements	—	1,767,000	—	1,767,000
Other Financial Instruments:
Financial Futures Contracts	19,091	—	—	19,091
Total	$115,193,988	$1,921,980	$—	$117,115,968

The accompanying notes are an integral part of these financial statements.	11

FINANCIAL INFORMATION — RS S&P 500 INDEX VIP SERIES

Statement of Assets and Liabilities As of June 30, 2016 (unaudited)
Assets
Investments, at value	$117,096,877
Cash	738
Cash deposits with brokers for futures contracts	62,100
Dividends/interest receivable	130,581
Receivable for fund shares subscribed	64,267
Receivable for variation margin on futures contracts	23,099
Prepaid expenses	249

Total Assets	117,377,911

Liabilities
Payable for fund shares redeemed	25,923
Payable to adviser	14,139
Accrued trustees’ fees	2,346
Accrued expenses/other liabilities	50,010

Total Liabilities	92,418

Total Net Assets	$117,285,493

Net Assets Consist of:
Paid-in capital	$56,363,202
Accumulated undistributed net investment income	1,126,990
Accumulated net realized loss from investments and futures contracts	(7,657,790)
Net unrealized appreciation on investments and futures contracts	67,453,091

Total Net Assets	$117,285,493

Investments, at Cost	$49,662,877

Pricing of Shares
Shares of Beneficial Interest Outstanding with No Par Value	7,618,495
Net Asset Value Per Share	$15.39

Statement of Operations For the Six-Month Period Ended June 30, 2016 (unaudited)
Investment Income
Dividends	$1,286,400
Interest	2,823
Withholding taxes on foreign dividends	(300)

Total Investment Income	1,288,923

Expenses
Investment advisory fees	142,714
Custodian fees	25,954
Professional fees	15,819
Transfer agent fees	11,944
Administrative service fees	7,264
Shareholder reports	6,403
Trustees’ fees	4,370
Other expenses	10,512

Total Expenses	224,980

Less: Fee waiver/reimbursement by adviser	(65,139)

Total Expenses, Net	159,841

Net Investment Income	1,129,082

Realized Gain/(Loss) and Change in Unrealized Appreciation/Depreciation on Investments and Futures Contracts
Net realized gain from investments	2,803,226
Net realized gain from futures contracts	115,724
Net change in unrealized appreciation/depreciation on investments	76,429
Net change in unrealized appreciation/depreciation on futures contracts	7,006

Net Gain on Investments and Futures Contracts	3,002,385

Net Increase in Net Assets Resulting from Operations	$4,131,467

12	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — RS S&P 500 INDEX VIP SERIES

Statements of Changes in Net Assets Six-Months-Ended Numbers are unaudited

	For the Six Months Ended 6/30/16	For the Year Ended 12/31/15

Operations
Net investment income	$1,129,082	$2,203,820
Net realized gain from investments and futures contracts	2,918,950	7,595,315
Net change in unrealized appreciation/depreciation on investments and futures contracts	83,435	(8,335,105)

Net Increase in Net Assets Resulting from Operations	4,131,467	1,464,030

Distributions to Shareholders
Net investment income	—	(2,232,582)

Total Distributions	—	(2,232,582)

Capital Share Transactions
Proceeds from sales of shares	3,626,499	8,441,562
Reinvestment of distributions	—	2,232,582
Cost of shares redeemed	(9,224,397)	(20,877,040)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(5,597,898)	(10,202,896)

Net Decrease in Net Assets	(1,466,431)	(10,971,448)

Net Assets
Beginning of period	118,751,924	129,723,372

End of period	$117,285,493	$118,751,924

Distributions in Excess of Net Investment Income Included in Net Assets	$—	$(2,092)

Accumulated Undistributed Net Investment Income Included in Net Assets	$1,126,990	$—

Other Information:
Shares
Sold	246,592	562,845
Reinvested	—	150,646
Redeemed	(628,176)	(1,378,663)

Net Decrease	(381,584)	(665,172)

The accompanying notes are an integral part of these financial statements.	13

FINANCIAL INFORMATION — RS S&P 500 INDEX VIP SERIES

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions).

Financial Highlights Six-Months-Ended Numbers are unaudited
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains	Total Distributions
Six Months Ended 6/30/16[1]	$14.84	$0.14	[2]	$0.41	$0.55	$—	$—	$—
Year Ended 12/31/15	14.97	0.27	[2]	(0.12)	0.15	(0.28)	—	(0.28)
Year Ended 12/31/14	13.43	0.24	[2]	1.56	1.80	(0.26)	—	(0.26)
Year Ended 12/31/13	10.35	0.23		3.08	3.31	(0.23)	—	(0.23)
Year Ended 12/31/12	9.12	0.20		1.23	1.43	(0.20)	—	(0.20)
Year Ended 12/31/11	9.12	0.17		—	0.17	(0.17)	—	(0.17)

14	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — RS S&P 500 INDEX VIP SERIES

Net Asset Value, End of Period	Total Return[3]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[4]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income to Average Net Assets[4]	Gross Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
$15.39	3.71%	$117,285	0.28%	0.39%	1.98%	1.87%	2%
14.84	1.03%	118,752	0.28%	0.39%	1.75%	1.64%	3%
14.97	13.42%	129,723	0.28%	0.37%	1.73%	1.64%	3%
13.43	32.01%	133,040	0.28%	0.36%	1.80%	1.72%	2%
10.35	15.68%	112,834	0.28%	0.41%	1.97%	1.84%	3%
9.12	1.95%	100,293	0.28%	0.38%	1.76%	1.66%	3%

Distributions reflect actual per-share amounts distributed for the period.

[1]	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

[2]	Calculated based on the average shares outstanding during the period.

[3]	Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.‘s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

[4]	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.

The accompanying notes are an integral part of these financial statements.	15

NOTES TO FINANCIAL STATEMENTS — RS S&P 500 INDEX VIP SERIES (UNAUDITED)

June 30, 2016 (unaudited)

RS Variable Products Trust (the “Trust”), a Massachusetts business trust organized on May 18, 2006, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently offers eight series. RS S&P 500 Index VIP Series (the “Fund”) is a series of the Trust. The Fund is a diversified fund. The financial statements for the other remaining series of the Trust are presented in separate reports.

The Fund has authorized an unlimited number of shares of beneficial interest with no par value. The Fund currently offers only Class I shares. Shares are bought and sold at closing net asset value (“NAV”). Class I shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity and variable life insurance contracts issued by GIAC. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

Note 1. Significant Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Marketable securities are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”) are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates market value (see Note 4c). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Futures contracts shall be valued at the settlement prices established each day by the boards of trade or exchange on which they are traded.

Securities for which market quotations are not readily available or for which market quotations may be considered unreliable are valued at their fair values as determined in accordance with guidelines and procedures adopted by the Trust’s Board of Trustees.

In accordance with FASB Accounting Standards Codification Topic 820 (“ASC Topic 820”), fair value is defined as the price that the Fund would receive upon selling an investment in an “arm’s length” transaction to a willing buyer in the principal or most advantageous market for the investment. ASC Topic 820 established a hierarchy for classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — inputs other than unadjusted quoted prices that are observable either directly or indirectly (including adjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A security’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

16

NOTES TO FINANCIAL STATEMENTS — RS S&P 500 INDEX VIP SERIES (UNAUDITED)

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2016, the Fund had no securities classified as Level 3.

The Fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the reporting period. For the six months ended June 30, 2016, there were no transfers between Level 1, Level 2 and Level 3.

In determining a security’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures).

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations.

Derivatives Exchange-traded derivatives, such as futures contracts and exchange traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded.

b. Taxes The Fund intends to continue complying with the requirements of the Internal Revenue Code to qualify as a regulated investment company and to distribute substantially all net investment income and realized net capital gains, if any, to shareholders. Therefore, the Fund does not expect to be subject to income tax, and no provision for such tax has been made.

From time to time, however, the Fund may choose to pay an excise tax if the cost of making the required distribution exceeds the amount of the excise tax.

As of June 30, 2016, the Trust has reviewed the tax positions for open periods, as applicable to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements. The Trust is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of Operations. For the six months ended June 30, 2016, the Fund did not incur any such interest or penalties. The Fund is not subject to examination by U.S. federal tax authorities for tax years before 2012 and by state authorities for tax years before 2011.

c. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

d. Futures Contracts The Fund may enter into financial futures contracts. In entering into such contracts, the Fund is required to deposit with the counterparty, either in cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Fund, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

e. Investment Income Dividend income is generally recorded on the ex-dividend date. Interest income, which includes amortization/accretion of premium/discount, is accrued and recorded daily.

f. Expenses Many expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets.

17

NOTES TO FINANCIAL STATEMENTS — RS S&P 500 INDEX VIP SERIES (UNAUDITED)

g. Distributions to Shareholders The Fund intends to declare and distribute substantially all net investment income, if any, at least once a year. Distributions of net realized capital gains, if any, are declared and paid at least once a year. Unless the Fund is instructed otherwise, all distributions to shareholders are credited in the form of additional shares of the Fund at the net asset value, recorded on the ex-dividend date.

h. Capital Accounts Due to the timing of dividend distributions and the differences in accounting for income and realized gains/(losses) for financial statement purposes versus federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains/(losses) were recorded by the Fund.

Note 2. Transactions with Affiliates

a. Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to RS Investment Management Co. LLC (“RS Investments”). Guardian Investor Services LLC (“GIS”), a subsidiary of Guardian Life, holds a majority interest in RS Investments. RS Investments receives an investment advisory fee based on the average daily net assets of the Fund at an annual rate of 0.25%.

RS Investments has entered into a Sub-Advisory Agreement with Park Avenue Institutional Advisers LLC (“Park Avenue”), a wholly-owned subsidiary of GIS. Park Avenue is responsible for providing day-to-day investment advisory services to the Fund, subject to the oversight of the Board of Trustees of the Trust and RS Investments. Sub-investment advisory fees paid by RS Investments to Park Avenue do not represent a separate or additional expense to the Fund.

An expense limitation has been imposed pursuant to a written agreement between RS Investments and the Trust in effect through April 30, 2017, to limit the Fund’s total annual fund operating expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses) to 0.28% of the average daily net assets of the Fund.

RS Investments does not intend to recoup any reimbursed expenses or waived advisory fees from a prior year under expense limitations then in effect for the Fund.

b. Compensation of Trustees and Officers Trustees and officers of the Trust who are interested persons, as defined in the 1940 Act, of RS Investments receive no compensation from the Fund for acting as such. Trustees of the Trust who are not interested persons of RS Investments receive compensation and reimbursement of expenses from the Trust.

c. Principal Underwriter RS Funds Distributor LLC (“RSFD”), a wholly owned subsidiary of RS Investments, is the principal underwriter of the Fund shares. The Trust has entered into a distribution agreement with RSFD, which governs the sale and distribution of shares of the Fund. RSFD receives no compensation from the Trust or from purchasers of the Fund shares for acting as distributor of the Class I shares.

Note 3. Federal Income Taxes

a. Distributions to Shareholders The tax character of distributions paid to shareholders during the year ended December 31, 2015, which is the most recently completed tax year, was as follows:

Ordinary Income
$2,232,582

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences, and differing characterizations of distributions made by the Fund.

Permanent book and tax basis differences will result in reclassifications to paid-in capital, undistributed net investment income and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions. Undistributed net investment income and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions may include temporary book and tax differences, which will reverse in a subsequent period.

As of December 31, 2015, the Fund made the following reclassifications of permanent book and tax basis differences:

Paid-in Capital	Distributions in Excess of Net Investment Income	Accumulated Net Realized Loss
$103,318	$26,670	$(129,988)

The tax basis of distributable earnings as of December 31, 2015, was as follows:

Undistributed Ordinary Income
$146,889

18

NOTES TO FINANCIAL STATEMENTS — RS S&P 500 INDEX VIP SERIES (UNAUDITED)

During any particular year, net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, are normally distributed to shareholders annually.

During the year ended December 31, 2015, the Fund utilized $7,197,587 of capital loss carryovers. Capital loss carryovers available to the Fund at December 31, 2015, were as follows:

Expiring	Amount
2017	$1,777,113
2018	2,431,713

Total	$4,208,826

In determining its taxable income, current tax law permits the Fund to elect to treat all or a portion of any net capital or currency loss realized after October 31 as occurring on the first day of the following fiscal year. For the year ended December 31, 2015, the Fund elected to defer net capital of $25,047.

b. Tax Basis of Investments The cost of investments for federal income tax purposes at June 30, 2016, was $55,867,020. The gross unrealized appreciation and depreciation on investments, on a tax basis, at June 30, 2016, aggregated $62,834,528 and $(1,604,671), respectively, resulting in net unrealized appreciation of $61,229,857.

Note 4. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $1,762,336 and $4,254,915, respectively, for the six months ended June 30, 2016.

b. Derivative Instruments and Hedging Activities The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure at June 30, 2016.

Derivative Instrument Type	Statement of Assets and Liabilities Location	Value
Financial Futures Contracts	Net unrealized appreciation on futures contracts*	$19,091
*	The cumulative appreciation of financial futures contracts is reported in the notes to the Schedule of Investments. Only the daily change in variation margin as of the reporting date is presented in the Statement of Assets and Liabilities. See Note 1d for additional information on futures contracts.

The following is a summary of the effect of the Fund’s derivative instruments on the Statement of Operations for the six months ended June 30, 2016.

Derivative Instrument Type	Location of Gain/ (Loss) on Derivatives Recognized in Income	Amount
Financial Futures Contracts	Net realized gain from futures contracts	$115,724

	Net change in unrealized appreciation/(depreciation) on futures contracts	7,006

The Fund held an average monthly face value of $2,647,520 long position E-mini S&P 500 Futures Contracts for the six months ended June 30, 2016.

The Fund entered into financial futures contracts as a substitute for the purchase or sale of securities or when there was significant cash received from fund shares sold.

c. Repurchase Agreements The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller.

Note 5. Temporary Borrowings

The Fund, with other funds managed by RS Investments, is party to a $350 million committed revolving credit facility from State Street Bank and Trust Company and Northern Trust Company, for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated based on market rates at the time of borrowing. Under the term of the credit facility, in addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.11% per annum on its share of the unused portion of the credit facility.

For the six months ended June 30, 2016, the Fund did not borrow under the facility.

19

NOTES TO FINANCIAL STATEMENTS — RS S&P 500 INDEX VIP SERIES (UNAUDITED)

Note 6. Legal Matters

Two lawsuits have been filed relating to the Fund’s investment in Tribune Company in connection with a leveraged buyout transaction by which Tribune Company converted to a privately-held company in 2007. One was filed in the U.S. Bankruptcy Court for the District of Delaware; the other was filed in Delaware Superior Court. Both have since been transferred to a consolidated proceeding in the U.S. District Court for the Southern District of New York. The action originally filed in Delaware Superior Court has been dismissed. On March 29, 2016, the United States Court of Appeals for the Second Circuit affirmed the District Court’s dismissal. In the action originally filed in the U.S. Bankruptcy Court, a global motion to dismiss all shareholder defendants (including the Fund) is pending. The plaintiffs seek to recover amounts paid to Tribune shareholders in the leveraged buyout transaction. The Fund received $218,212 in the leveraged buyout transaction. The Fund cannot predict the outcomes of these proceedings. If the proceedings were to be decided or settled in a manner adverse to the Fund, the payment of such judgments or settlements could have a material adverse effect on the Fund’s net asset value.

Note 7. Sales Transaction

On December 18, 2015, Victory Capital Management Inc. (“Victory Capital”) announced it had agreed to acquire RS Investments, subject to regulatory approvals in addition to customary closing conditions and consents, including approvals related to the Fund (the “Transaction”).

On January 19, 2016, the Board of Trustees of the Trust approved the reorganization of the Fund into a corresponding, newly-formed fund within the Victory family of funds (the “Acquiring Fund”) (the “Reorganization”), subject to shareholder approval of the Reorganization.

Shareholder approval of the Reorganization was obtained as described further in the supplemental information section of this report.

On July 29, 2016, the Transaction and the Reorganization were consummated.

Note 8. Review for Subsequent Events

Management has evaluated subsequent events through the issuance of the Fund’s financial statements and determined that no material events have occurred that require disclosure other than the Transaction and the Reorganization.

Note 9. Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

20

SUPPLEMENTAL INFORMATION (UNAUDITED)

Meeting of Shareholders

A special meeting of the shareholders of RS Variable Products Trust (the “Trust”) was held on May 19, 2016. At the meeting, the shareholders of each series of the Trust voted to approve the reorganization of each such series into a corresponding series of Victory Variable Insurance Funds.

Proposal to Reorganize Series of the Trust into Corresponding Series of Victory Variable Insurance Funds

Series	Votes For	Votes Against/Withheld	Abstentions
RS Emerging Markets VIP Series	3,401,538.7903	121,554.1641	145,386.6036
RS High Yield VIP Series	5,793,195.7949	122,405.5448	178,960.0313
RS International VIP Series	11,622,369.8819	574,442.1452	541,818.2679
RS Investment Quality Bond VIP Series	54,956,162.2983	1,564,144.8878	2,175,970.0389
RS Large Cap Alpha VIP Series	20,943,611.9457	633,142.5830	1,076,570.0223
RS Low Duration Bond VIP Series	23,988,194.4220	478,209.0407	919,315.8373
RS S&P 500 Index VIP Series	7,275,687.8140	235,345.5598	322,672.9432
RS Small Cap Growth Equity VIP Series	6,570,019.8176	219,096.5872	381,825.6672

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. This information is also available, without charge, upon request, by calling toll-free 800-221-3253.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (i) without charge, upon request, by calling toll-free 800-221-3253; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Statement of Additional Information includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 800-221-3253.

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless accompanied or preceded by that Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

21

RS VARIABLE

PRODUCTS TRUST

RS INTERNATIONAL VIP SERIES

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including, as applicable, investment advisory fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016, to June 30, 2016. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16-6/30/16	Expense Ratio During Period 1/1/16-6/30/16
Based on Actual Return	$1,000.00	$ 975.70	$4.47	0.91%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,020.34	$4.57	0.91%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

3

SCHEDULE OF INVESTMENTS — RS INTERNATIONAL VIP SERIES

June 30, 2016 (unaudited)	Shares	Value
Common Stocks – 94.7%
Australia – 5.5%
BHP Billiton Ltd.	135,887	$1,893,752
CSL Ltd.	29,105	2,454,499
Scentre Group	323,867	1,199,589
Westpac Banking Corp.	178,345	3,954,897

		9,502,737
Belgium – 2.4%
Anheuser-Busch InBev S.A.	19,287	2,550,442
Melexis N.V.	26,802	1,684,190

		4,234,632
Denmark – 2.7%
Pandora A/S	14,164	1,929,128
Royal Unibrew A/S	61,057	2,731,345

		4,660,473
France – 6.5%
Arkema S.A.	21,320	1,629,971
AXA S.A.	62,556	1,236,895
Bureau Veritas S.A.	105,109	2,206,766
Capgemini S.A.	11,441	987,275
Cie Generale des Etablissements Michelin	20,298	1,912,895
Societe Generale S.A.	31,003	969,956
TOTAL S.A.	48,611	2,331,189

		11,274,947
Germany – 8.7%
Bayer AG (Reg S)	16,830	1,690,318
Daimler AG (Reg S)	25,990	1,555,198
Deutsche Boerse AG	15,372	1,262,882
Deutsche Wohnen AG	45,216	1,539,516
HeidelbergCement AG	24,525	1,847,517
SAP SE	41,949	3,150,585
Siemens AG (Reg S)	39,088	4,011,255

		15,057,271
Hong Kong – 4.0%
AIA Group Ltd.	374,800	2,249,081
HKT Trust & HKT Ltd., SS	1,784,000	2,575,476
Power Assets Holdings Ltd.	117,000	1,075,759
The Wharf Holdings Ltd.	171,000	1,042,420

		6,942,736
Italy – 3.4%
Enel S.p.A.	556,000	2,468,331
Eni S.p.A.	91,058	1,466,687
Intesa Sanpaolo S.p.A.	219,683	418,432
Recordati S.p.A.	51,470	1,548,189

		5,901,639
Japan – 19.6%
Central Japan Railway Co.	6,300	1,120,540
Chubu Electric Power Co., Inc.	93,800	1,334,869
Fuji Electric Co. Ltd.	340,000	1,415,601

June 30, 2016 (unaudited)	Shares	Value
Japan (continued)
FUJIFILM Holdings Corp.	38,700	$1,501,576
Hitachi Construction Machinery Co. Ltd.	96,400	1,407,058
Hoya Corp.	48,200	1,721,511
ITOCHU Corp.	144,900	1,772,592
Kao Corp.	32,800	1,910,341
Milbon Co. Ltd.	35,200	1,587,202
Mitsubishi UFJ Financial Group, Inc.	337,300	1,512,066
Mizuho Financial Group, Inc.	592,600	852,786
Murata Manufacturing Co. Ltd.	9,800	1,098,723
Nippon Building Fund, Inc.	272	1,675,530
Nippon Telegraph & Telephone Corp.	53,800	2,522,945
Nitori Holdings Co. Ltd.	14,900	1,807,132
Oracle Corp. Japan	23,000	1,226,430
Rohto Pharmaceutical Co. Ltd.	72,920	1,111,311
Sanwa Holdings Corp.	122,800	1,116,256
Tokio Marine Holdings, Inc.	35,200	1,171,845
Toyota Motor Corp.	95,700	4,717,866
USS Co. Ltd.	86,500	1,429,549

		34,013,729
Netherlands – 1.6%
ING Groep N.V., CVA	82,944	858,130
Wolters Kluwer N.V.	47,291	1,914,869

		2,772,999
New Zealand – 0.9%
Fisher & Paykel Healthcare Corp. Ltd.	220,381	1,583,370

		1,583,370
Singapore – 0.6%
Singapore Exchange Ltd.	177,800	1,012,803

		1,012,803
Spain – 2.1%
Banco Santander S.A.	319,991	1,241,780
Ferrovial S.A.	125,105	2,449,301

		3,691,081
Sweden – 1.8%
Intrum Justitia AB	48,263	1,513,652
Skandinaviska Enskilda Banken AB, Class A	181,649	1,586,827

		3,100,479
Switzerland – 11.6%
Actelion Ltd. (Reg S)(1)	13,758	2,316,813
Nestle S.A. (Reg S)	29,864	2,313,812
Novartis AG (Reg S)	40,867	3,373,100
Roche Holding AG	20,685	5,458,353
Schindler Holding AG	13,314	2,410,471
Swiss Re AG	22,638	1,977,212
U-Blox AG(1)	7,254	1,563,761
UBS Group AG (Reg S)	57,725	749,016

		20,162,538

4	The accompanying notes are an integral part of these financial statements.

RS INTERNATIONAL VIP SERIES

June 30, 2016 (unaudited)	Shares	Value
United Kingdom – 23.3%
BP PLC	525,359	$3,075,195
British American Tobacco PLC	75,451	4,891,414
BT Group PLC	213,113	1,171,396
Croda International PLC	43,587	1,829,710
Diageo PLC	126,908	3,545,258
Experian PLC	201,056	3,814,446
HSBC Holdings PLC	429,622	2,661,744
Legal & General Group PLC	314,366	804,807
National Grid PLC	164,274	2,415,702
Next PLC	17,498	1,156,195
RELX PLC	90,780	1,671,661
Rio Tinto PLC	77,592	2,410,513
Royal Dutch Shell PLC, Class A	126,420	3,472,143
Smith & Nephew PLC	157,813	2,679,847
Standard Chartered PLC	173,507	1,316,392
Unilever PLC	74,483	3,568,863

		40,485,286
Total Common Stocks (Cost $162,456,274)		164,396,720

	Shares	Value
Exchange-Traded Funds – 2.2%
iShares MSCI EAFE ETF	51,866	2,894,642
SPDR Gold Shares(1)	6,852	866,915

Total Exchange-Traded Funds (Cost $3,818,103)		3,761,557

	Shares	Value
Preferred Stocks – 0.8%
Japan – 0.8%
Ito En Ltd.	79,000	1,482,521

		1,482,521
Total Preferred Stocks (Cost $1,246,076)		1,482,521

	Principal Amount	Value
Repurchase Agreements – 1.6%

Fixed Income Clearing Corp. Repurchase Agreement, 0.03%, dated 6/30/2016, maturity value of $2,863,002, due 7/1/2016(2)	$2,863,000	2,863,000
Total Repurchase Agreements (Cost $2,863,000)		2,863,000
Total Investments - 99.3% (Cost $170,383,453)		172,503,798
Other Assets, Net - 0.7%		1,131,331
Total Net Assets - 100.0%		$173,635,129
(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	2.50%	5/15/2024	$2,924,550

Legend:

CVA — Certificaten Van Aandelen (Certificate of Shares).

SS — Stapled Security.

The accompanying notes are an integral part of these financial statements.	5

SCHEDULE OF INVESTMENTS — RS INTERNATIONAL VIP SERIES

The following is a summary of the inputs used as of June 30, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks:
Australia	$—	$9,502,737	*	$—	$9,502,737
Belgium	—	4,234,632	*	—	4,234,632
Denmark	—	4,660,473	*	—	4,660,473
France	—	11,274,947	*	—	11,274,947
Germany	—	15,057,271	*	—	15,057,271
Hong Kong	2,575,476	4,367,260	*	—	6,942,736
Italy	—	5,901,639	*	—	5,901,639
Japan	—	34,013,729	*	—	34,013,729
Netherlands	—	2,772,999	*	—	2,772,999
New Zealand	—	1,583,370	*	—	1,583,370
Singapore	—	1,012,803	*	—	1,012,803
Spain	—	3,691,081	*	—	3,691,081
Sweden	—	3,100,479	*	—	3,100,479
Switzerland	—	20,162,538	*	—	20,162,538
United Kingdom	—	40,485,286	*	—	40,485,286
Exchange-Traded Funds	3,761,557	—		—	3,761,557
Preferred Stocks	—	1,482,521	*	—	1,482,521
Repurchase Agreements	—	2,863,000		—	2,863,000
Total	$6,337,033	$166,166,765		$—	$172,503,798

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See 1a in Notes to Financial Statements). These investments in securities were classified as Level 2 rather than Level 1.

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — RS INTERNATIONAL VIP SERIES

Statement of Assets and Liabilities As of June 30, 2016 (unaudited)
Assets
Investments, at value	$172,503,798
Cash	681
Foreign currency, at value	33,377
Receivable for investments sold	922,101
Dividends/interest receivable	494,052
Foreign tax reclaims receivable	408,265
Receivable for fund shares subscribed	9,616
Prepaid expenses	382

Total Assets	174,372,272

Liabilities
Payable for investments purchased	509,860
Payable to adviser	114,404
Payable for fund shares redeemed	50,893
Accrued trustees’ fees	3,430
Accrued expenses/other liabilities	58,556

Total Liabilities	737,143

Total Net Assets	$173,635,129

Net Assets Consist of:
Paid-in capital	$182,237,458
Accumulated undistributed net investment income	2,586,359
Accumulated net realized loss from investments and foreign currency transactions	(13,297,420)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	2,108,732

Total Net Assets	$173,635,129

Investments, at Cost	$170,383,453

Foreign Currency, at Cost	$33,510

Pricing of Shares
Shares of Beneficial Interest Outstanding with No Par Value	12,367,429
Net Asset Value Per Share	$14.04

Statement of Operations For the Six-Month Period Ended June 30, 2016 (unaudited)
Investment Income
Dividends	$4,005,006
Interest	80
Withholding taxes on foreign dividends	(381,665)

Total Investment Income	3,623,421

Expenses
Investment advisory fees	694,282
Custodian fees	32,027
Professional fees	27,179
Shareholder reports	9,255
Administrative service fees	8,089
Trustees’ fees	6,829
Other expenses	16,339

Total Expenses	794,000

Net Investment Income	2,829,421

Realized Gain/(Loss) and Change in Unrealized Appreciation/Depreciation on Investments and Foreign Currency Transactions
Net realized loss from investments	(8,630,918)
Net realized loss from foreign currency transactions	(15,690)
Net change in unrealized appreciation/depreciation on investments	1,241,634
Net change in unrealized appreciation/depreciation on translation of assets and liabilities in foreign currencies	13,218

Net Loss on Investments and Foreign Currency Transactions	(7,391,756)

Net Decrease in Net Assets Resulting from Operations	$(4,562,335)

The accompanying notes are an integral part of these financial statements.	7

FINANCIAL INFORMATION — RS INTERNATIONAL VIP SERIES

Statements of Changes in Net Assets Six-Months-Ended Numbers are unaudited

	For the Six Months Ended 6/30/16	For the Year Ended 12/31/15

Operations
Net investment income	$2,829,421	$4,048,502
Net realized loss from investments and foreign currency transactions	(8,646,608)	(441,184)
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities in foreign currencies	1,254,852	(916,324)

Net Increase/(Decrease) in Net Assets Resulting from Operations	(4,562,335)	2,690,994

Distributions to Shareholders
Net investment income	—	(4,009,761)
Net realized gain on investments	—	(522,629)

Total Distributions	—	(4,532,390)

Capital Share Transactions
Proceeds from sales of shares	3,530,588	6,675,807
Reinvestment of distributions	—	4,532,390
Cost of shares redeemed	(10,361,098)	(27,868,426)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(6,830,510)	(16,660,229)

Net Decrease in Net Assets	(11,392,845)	(18,501,625)

Net Assets
Beginning of period	185,027,974	203,529,599

End of period	$173,635,129	$185,027,974

Distributions in Excess of Net Investment Income Included in Net Assets	$—	$(243,062)

Accumulated Undistributed Net Investment Income Included in Net Assets	$2,586,359	$—

Other Information:
Shares
Sold	256,403	442,303
Reinvested	—	317,839
Redeemed	(747,275)	(1,815,249)

Net Decrease	(490,872)	(1,055,107)

8	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

9

FINANCIAL INFORMATION — RS INTERNATIONAL VIP SERIES

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions).

Financial Highlights Six-Months-Ended Numbers are unaudited
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains	Total Distributions
Six Months Ended 6/30/16[1]	$14.39	$0.22	[2]	$(0.57)	$(0.35)	$—	$—	$—
Year Ended 12/31/15	14.63	0.31	[2]	(0.19)	0.12	(0.32)	(0.04)	(0.36)
Year Ended 12/31/14	17.26	0.39		(1.30)	(0.91)	(0.35)	(1.37)	(1.72)
Year Ended 12/31/13	19.88	0.33		3.44	3.77	(0.31)	(6.08)	(6.39)
Year Ended 12/31/12	16.99	0.23		2.88	3.11	(0.22)	—	(0.22)
Year Ended 12/31/11	19.68	0.27		(2.58)	(2.31)	(0.22)	(0.16)	(0.38)

10	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — RS INTERNATIONAL VIP SERIES

Net Asset Value, End of Period	Total Return[3]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[4]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income to Average Net Assets[4]	Gross Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
$14.04	(2.43)%	$173,635	0.91%	0.91%	3.26%	3.26%	62%
14.39	0.84%	185,028	0.92%	0.92%	2.00%	2.00%	117%
14.63	(5.30)%	203,530	0.92%	0.92%	2.23%	2.23%	193%
17.26	20.11%	234,653	0.92%	0.92%	1.45%	1.45%	205%	[5]
19.88	18.35%	220,996	0.92%	0.92%	1.18%	1.18%	21%
16.99	(11.65)%	208,247	0.91%	0.91%	1.40%	1.40%	14%

Distributions reflect actual per-share amounts distributed for the period.

[1]	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

[2]	Calculated based on the average shares outstanding during the period.

[3]	Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.‘s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

[4]	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.

[5]	The portfolio turnover rate was significantly higher than in prior periods due to trading in the Fund by the Fund’s new portfolio management team, effective as of July 1, 2013.

The accompanying notes are an integral part of these financial statements.	11

NOTES TO FINANCIAL STATEMENTS — RS INTERNATIONAL VIP SERIES (UNAUDITED)

June 30, 2016 (unaudited)

RS Variable Products Trust (the “Trust”), a Massachusetts business trust organized on May 18, 2006, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently offers eight series. RS International VIP Series (the “Fund”) is a series of the Trust. The Fund is a diversified fund. The financial statements for the other remaining series of the Trust are presented in separate reports.

The Fund has authorized an unlimited number of shares of beneficial interest with no par value. The Fund currently offers only Class I shares. Shares are bought and sold at closing net asset value (“NAV”). Class I shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity and variable life insurance contracts issued by GIAC. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

Note 1. Significant Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Marketable securities are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”) are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates market value (see Note 4d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Securities for which market quotations are not readily available or for which market quotations may be considered unreliable are valued at their fair values as determined in accordance with guidelines and procedures adopted by the Trust’s Board of Trustees.

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with guidelines and procedures adopted by the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities.

In accordance with FASB Accounting Standards Codification Topic 820 (“ASC Topic 820”), fair value is defined as the price that the Fund would receive upon selling an investment in an “arm’s length” transaction to a willing buyer in the principal or most advantageous market for the investment. ASC Topic 820 established a hierarchy for classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — inputs other than unadjusted quoted prices that are observable either directly or indirectly (including adjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A security’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires

12

NOTES TO FINANCIAL STATEMENTS — RS INTERNATIONAL VIP SERIES (UNAUDITED)

significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. As of June 30, 2016, the Fund had no securities classified as Level 3.

The Fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the reporting period. Transfers between Levels 1 and 2 related to certain exchange-traded foreign securities whose prices may have been affected by events occurring after the close of trading on the exchange and, as a result, whose values were determined by a pricing service using pricing models in accordance with methods approved by the Funds’ Board of Trustees. For the six months ended June 30, 2016, there were no transfers between Level 1, Level 2 and Level 3.

In determining a security’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures).

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

b. Taxes The Fund intends to continue complying with the requirements of the Internal Revenue Code to qualify as a regulated investment company and to distribute substantially all net investment income and realized net capital gains, if any, to shareholders. Therefore, the Fund does not expect to be subject to income tax, and no provision for such tax has been made.

From time to time, however, the Fund may choose to pay an excise tax if the cost of making the required distribution exceeds the amount of the excise tax.

As of June 30, 2016, the Trust has reviewed the tax positions for open periods, as applicable to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements. The Trust is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of Operations. For the six months ended June 30, 2016, the Fund did not incur any such interest or penalties. The Fund is not subject to

13

NOTES TO FINANCIAL STATEMENTS — RS INTERNATIONAL VIP SERIES (UNAUDITED)

examination by U.S. federal tax authorities for tax years before 2012 and by state authorities for tax years before 2011.

c. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

d. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

e. Investment Income Dividend income is generally recorded on the ex-dividend date. Interest income, which includes amortization/accretion of premium/discount, is accrued and recorded daily.

f. Expenses Many expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets.

g. Distributions to Shareholders The Fund intends to declare and distribute substantially all net investment income, if any, at least once a year. Distributions of net realized capital gains, if any, are declared and paid at least once a year. Unless the Fund is instructed otherwise, all distributions to shareholders are credited in the form of additional shares of the Fund at the net asset value, recorded on the ex-dividend date.

h. Capital Accounts Due to the timing of dividend distributions and the differences in accounting for income and realized gains/(losses) for financial statement purposes versus federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains/(losses) were recorded by the Fund.

Note 2. Transactions with Affiliates

a. Advisory Fee Under the terms of the advisory agreement, which is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to RS Investment Management Co. LLC (“RS Investments”). Guardian Investor Services LLC (“GIS”), a subsidiary of Guardian Life, holds a majority interest in RS Investments. RS Investments receives an investment advisory fee based on the average daily net assets of the Fund at an annual rate of 0.80%.

b. Compensation of Trustees and Officers Trustees and officers of the Trust who are interested persons, as defined in the 1940 Act, of RS Investments receive no compensation from the Fund for acting as such. Trustees of the Trust who are not interested persons of RS Investments receive compensation and reimbursement of expenses from the Trust.

c. Principal Underwriter RS Funds Distributor LLC (“RSFD”), a wholly owned subsidiary of RS Investments, is the principal underwriter of the Fund shares. The Trust has entered into a distribution agreement with RSFD, which governs the sale and distribution of shares of the Fund. RSFD receives no compensation from the Trust or from purchasers of the Fund shares for acting as distributor of the Class I shares.

Note 3. Federal Income Taxes

a. Distributions to Shareholders The tax character of distributions paid to shareholders during the year ended December 31, 2015, which is the most recently completed tax year, was as follows:

Ordinary Income	Long-Term Capital Gains
$4,010,984	$521,406

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences, and differing characterizations of distributions made by the Fund.

Permanent book and tax basis differences will result in reclassifications to paid-in capital, undistributed net investment income and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions. Undistributed net investment income and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions may include temporary book and tax differences, which will reverse in a subsequent period.

14

NOTES TO FINANCIAL STATEMENTS — RS INTERNATIONAL VIP SERIES (UNAUDITED)

As of December 31, 2015, the Fund made the following reclassifications of permanent book and tax basis differences:

Distributions in Excess of Net Investment Income	Accumulated Net Realized Loss
$(192,529)	$192,529

The tax basis of distributable earnings as of December 31, 2015, was as follows:

Undistributed Ordinary Income
$15,452

During any particular year, net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, are normally distributed to shareholders annually.

Capital loss carryovers available to the Fund at December 31, 2015 were $1,548,438, with no expiration date.

In determining its taxable income, current tax law permits the Fund to elect to treat all or a portion of any net capital or currency loss realized after October 31 as occurring on the first day of the following fiscal year. For the year ended December 31, 2015, the Fund elected to defer net capital losses of $1,129,729.

b. Tax Basis of Investments The cost of investments for federal income tax purposes at June 30, 2016, was $175,574,215. The gross unrealized appreciation and depreciation on investments, on a tax basis, at June 30, 2016, aggregated $5,259,247 and $(8,329,664), respectively, resulting in net unrealized depreciation of $(3,070,417).

Note 4. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $106,711,192 and $112,360,572, respectively, for the six months ended June 30, 2016.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign companies may be less liquid and their prices more volatile than those of comparable U.S. companies.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller.

Note 5. Temporary Borrowings

The Fund, with other funds managed by RS Investments, is party to a $350 million committed revolving credit facility from State Street Bank and Trust Company and Northern Trust Company, for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated based on market rates at the time of borrowing. Under the term of the credit facility, in addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.11% per annum on its share of the unused portion of the credit facility.

For the six months ended June 30, 2016, the Fund borrowed under the facility as follows:

Amount Outstanding at 6/30/16	Average Borrowing*	Days Borrowings Outstanding	Average Interest Rate*
$—	$250,000	4	1.68%
*	For the six months ended June 30, 2016, based on the number of days borrowings were outstanding.

15

NOTES TO FINANCIAL STATEMENTS — RS INTERNATIONAL VIP SERIES (UNAUDITED)

Note 6. Sales Transaction

On December 18, 2015, Victory Capital Management Inc. (“Victory Capital”) announced it had agreed to acquire RS Investments, subject to regulatory approvals in addition to customary closing conditions and consents, including approvals related to the Fund (the “Transaction”).

On January 19, 2016, the Board of Trustees of the Trust approved the reorganization of the Fund into a corresponding, newly-formed fund within the Victory family of funds (the ”Acquiring Fund”) (the “Reorganization”), subject to shareholder approval of the Reorganization.

Shareholder approval of the Reorganization was obtained as described further in the supplemental information section of this report.

On July 29, 2016, the Transaction and the Reorganization were consummated.

Note 7. Review for Subsequent Events

Management has evaluated subsequent events through the issuance of the Fund’s financial statements and determined that no material events have occurred that require disclosure other than the Transaction and the Reorganization.

Note 8. Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

16

SUPPLEMENTAL INFORMATION (UNAUDITED)

Meeting of Shareholders

A special meeting of the shareholders of RS Variable Products Trust (the “Trust”) was held on May 19, 2016. At the meeting, the shareholders of each series of the Trust voted to approve the reorganization of each such series into a corresponding series of Victory Variable Insurance Funds.

Proposal to Reorganize Series of the Trust into Corresponding Series of Victory Variable Insurance Funds

Series	Votes For	Votes Against/ Withheld	Abstentions
RS Emerging Markets VIP Series	3,401,538.7903	121,554.1641	145,386.6036
RS High Yield VIP Series	5,793,195.7949	122,405.5448	178,960.0313
RS International VIP Series	11,622,369.8819	574,442.1452	541,818.2679
RS Investment Quality Bond VIP Series	54,956,162.2983	1,564,144.8878	2,175,970.0389
RS Large Cap Alpha VIP Series	20,943,611.9457	633,142.5830	1,076,570.0223
RS Low Duration Bond VIP Series	23,988,194.4220	478,209.0407	919,315.8373
RS S&P 500 Index VIP Series	7,275,687.8140	235,345.5598	322,672.9432
RS Small Cap Growth Equity VIP Series	6,570,019.8176	219,096.5872	381,825.6672

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. This information is also available, without charge, upon request, by calling toll-free 800-221-3253.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (i) without charge, upon request, by calling toll-free 800-221-3253; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Statement of Additional Information includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 800-221-3253.

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless accompanied or preceded by that Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

17

RS VARIABLE

PRODUCTS TRUST

RS EMERGING MARKETS VIP SERIES

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including, as applicable, investment advisory fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016, to June 30, 2016. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16-6/30/16	Expense Ratio During Period 1/1/16-6/30/16
Based on Actual Return	$1,000.00	$1,054.20	$7.00	1.37%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,018.05	$6.87	1.37%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

3

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS VIP SERIES

June 30, 2016 (unaudited)	Shares	Value
Common Stocks – 95.8%
Argentina – 1.4%
Grupo Financiero Galicia S.A., ADR	10,712	$327,145
Pampa Energia S.A., ADR(1)	8,050	220,087
YPF S.A., ADR	5,966	114,547

		661,779
Brazil – 6.3%
BB Seguridade Participacoes S.A.	30,000	262,522
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	35,613	319,092
Cia Paranaense de Energia, ADR	57,762	518,703
Cosan Ltd., Class A	40,601	264,312
EcoRodovias Infraestrutura e Logistica S.A.	168,700	440,092
Estacio Participacoes S.A.	44,400	234,419
M Dias Branco S.A.	8,200	270,330
Sao Martinho S.A.	24,800	412,111
Telefonica Brasil S.A., ADR	20,977	285,287

		3,006,868
Chile – 0.4%
Banco Santander Chile, ADR	10,205	197,671

		197,671
Czech Republic – 0.9%
Erste Group Bank AG(1)	8,886	202,316
Moneta Money Bank A.S.(1)	79,750	234,812

		437,128
Hong Kong – 0.5%
Man Wah Holdings Ltd.	161,200	232,156

		232,156
Hungary – 0.5%
OTP Bank PLC	9,527	213,189

		213,189
India – 8.9%
Bharat Petroleum Corp. Ltd.	17,004	271,775
Dewan Housing Finance Corp. Ltd.	147,976	448,935
HDFC Bank Ltd., ADR	6,625	439,569
Infosys Ltd.	31,949	554,976
IRB Infrastructure Developers Ltd.	134,968	428,143
ITC Ltd.	78,786	432,047
Power Grid Corp. of India Ltd.	184,456	446,333
Tata Motors Ltd., ADR(1)	13,646	473,107
Welspun India Ltd.	216,500	350,340
Yes Bank Ltd.	24,267	397,990

		4,243,215
Indonesia – 4.4%
PT Adhi Karya (Persero) Tbk	798,100	169,063
PT Bank Negara Indonesia (Persero) Tbk	1,362,200	539,825
PT Bank Rakyat Indonesia (Persero) Tbk	345,000	283,877

June 30, 2016 (unaudited)	Shares	Value
Indonesia (continued)
PT Ciputra Development Tbk	1,452,900	$160,360
PT Gudang Garam Tbk	53,400	279,398
PT Sri Rejeki Isman Tbk	9,551,900	188,938
PT Telekomunikasi Indonesia (Persero) Tbk	1,496,200	455,212

		2,076,673
Malaysia – 1.2%
AirAsia Bhd	844,100	546,524

		546,524
Mexico – 4.2%
Alsea S.A.B. de C.V.	58,300	221,943
Cemex S.A.B. de C.V., ADR(1)	32,127	198,223
Controladora Vuela Cia de Aviacion S.A.B. de C.V., Class A(1)	140,800	264,464
Gruma S.A.B. de C.V., Class B	16,097	231,560
Grupo Aeroportuario del Pacifico S.A.B. de C.V., ADR	2,560	262,733
Grupo Mexico S.A.B. de C.V., Series B	61,654	144,469
Macquarie Mexico Real Estate Management S.A. de C.V.(1)	183,800	241,078
OHL Mexico S.A.B. de C.V.(1)	205,500	251,781
Unifin Financiera S.A.B. de C.V. SOFOM ENR	77,300	193,688

		2,009,939
People’s Republic of China – 24.5%
AAC Technologies Holdings, Inc.	25,000	213,891
Alibaba Group Holding Ltd., ADR(1)	8,186	651,033
Angang Steel Co. Ltd., H shares(1)	388,000	173,639
Baidu, Inc., ADR(1)	2,205	364,156
Bank of China Ltd., H shares	1,352,000	545,138
China Communications Construction Co. Ltd., H shares	441,000	478,083
China Construction Bank Corp., H shares	1,815,638	1,212,737
China Maple Leaf Educational Systems Ltd.	396,000	357,319
China Merchants Bank Co. Ltd., H shares	129,000	290,368
China Mobile Ltd.	74,758	864,744
China Petroleum & Chemical Corp., H shares	650,000	468,863
China Resources Gas Group Ltd.	82,000	250,434
China Resources Land Ltd.	224,000	527,844
Chinasoft International Ltd.(1)	534,000	210,075
CNOOC Ltd.	369,000	461,072
CSPC Pharmaceutical Group Ltd.	456,000	405,648
NetEase, Inc., ADR	1,403	271,088
New Oriental Education & Technology Group, Inc., ADR	8,314	348,190
Nine Dragons Paper Holdings Ltd.	287,000	220,787

4	The accompanying notes are an integral part of these financial statements.

RS EMERGING MARKETS VIP SERIES

June 30, 2016 (unaudited)	Shares	Value
People’s Republic of China (continued)
PICC Property & Casualty Co. Ltd., H shares	202,000	$319,007
Ping An Insurance (Group) Co. of China Ltd., H shares	144,000	638,017
Tencent Holdings Ltd.	85,430	1,961,962
Weichai Power Co. Ltd., H shares	365,000	375,814

		11,609,909
Peru – 0.7%
Credicorp Ltd.	2,244	346,316

		346,316
Philippines – 0.3%
Vista Land & Lifescapes, Inc.	1,450,400	165,566

		165,566
Poland – 0.6%
Jeronimo Martins SGPS S.A.	17,512	276,195
KRUK S.A.	59	3,018

		279,213
Russia – 3.9%
Lukoil PJSC, ADR	10,486	438,124
Novolipetsk Steel PJSC, GDR	17,100	222,300
Rosneft PJSC, GDR (Reg S)	93,095	476,646
Sberbank of Russia PJSC, ADR	40,531	354,838
X5 Retail Group N.V., GDR (Reg S)(1)	18,074	359,673

		1,851,581
Singapore – 0.7%
Golden Agri-Resources Ltd.	1,276,800	334,075

		334,075
South Africa – 6.3%
AngloGold Ashanti Ltd.(1)	15,000	270,878
Barclays Africa Group Ltd.	35,453	347,729
Capitec Bank Holdings Ltd.	6,054	245,578
Naspers Ltd., N shares	6,821	1,041,532
Sanlam Ltd.	107,074	442,345
Steinhoff International Holdings N.V.	77,356	443,766
Telkom S.A. SOC Ltd.	46,436	209,528

		3,001,356
South Korea – 15.5%
Hite Jinro Co. Ltd.	12,372	257,473
Hyundai Development Co.	5,822	201,980
Hyundai Marine & Fire Insurance Co. Ltd.	18,836	480,309
Kia Motors Corp.	8,607	324,307
Korea Electric Power Corp.	4,711	247,290
Korea Zinc Co. Ltd.	803	356,090
LG Chem Ltd.	1,595	364,248
Mando Corp.	2,596	492,980
NAVER Corp.	640	396,490

June 30, 2016 (unaudited)	Shares	Value
South Korea (continued)
Osstem Implant Co. Ltd.(1)	3,903	$265,855
Partron Co. Ltd.	20,246	187,043
Samkee Automotive Co. Ltd.	40,791	143,418
Samsung Electronics Co. Ltd.	1,669	2,078,491
SFA Engineering Corp.	5,923	256,910
Shinhan Financial Group Co. Ltd.	14,527	477,488
SK Hynix, Inc.	19,305	549,362
SK Innovation Co. Ltd.	2,092	257,764

		7,337,498
Taiwan – 10.9%
Casetek Holdings Ltd.	40,000	141,035
Formosa Plastics Corp.	175,000	424,394
Fubon Financial Holding Co. Ltd.	489,000	576,546
Hon Hai Precision Industry Co. Ltd.	93,000	239,594
Hota Industrial Manufacturing Co. Ltd.	63,000	295,621
Land Mark Optoelectronics Corp.	13,000	184,295
Powertech Technology, Inc.	215,000	480,048
Taiwan Mobile Co. Ltd.	126,000	440,401
Taiwan Semiconductor Manufacturing Co. Ltd.	356,259	1,795,437
TCI Co. Ltd.	57,000	257,189
Tong Yang Industry Co. Ltd.	220,000	327,830

		5,162,390
Thailand – 1.9%
GFPT PCL (Reg F)(2)(3)	614,300	190,087
Supalai PCL (Reg F)(3)	266,700	181,850
Thai Union Group PCL (Reg F)(2)(3)	494,400	310,467
The Siam Cement PCL (Reg F)	17,300	234,964

		917,368
Turkey – 1.3%
Celebi Hava Servisi A.S.	20,218	163,392
TAV Havalimanlari Holding A.S.	51,252	220,107
Turkiye Garanti Bankasi A.S.	96,421	254,689

		638,188
United Arab Emirates – 0.5%
First Gulf Bank PJSC	67,369	231,601

		231,601
Total Common Stocks (Cost $41,496,392)		45,500,203

	Shares	Value
Preferred Stocks – 1.7%
Brazil – 1.7%
Itau Unibanco Holding S.A.	85,797	809,280

		809,280
Total Preferred Stocks (Cost $981,478)		809,280

The accompanying notes are an integral part of these financial statements.	5

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS VIP SERIES

June 30, 2016 (unaudited)	Principal Amount	Value
Repurchase Agreements – 1.3%

Fixed Income Clearing Corp. Repurchase Agreement, 0.03%, dated 6/30/2016, maturity value of $630,001, due 7/1/2016(4)	$630,000	$630,000
Total Repurchase Agreements (Cost $630,000)		630,000
Total Investments — 98.8% (Cost $43,107,870)		46,939,483
Other Assets, Net – 1.2%		546,622
Total Net Assets – 100.0%		$47,486,105
(1)	Non-income-producing security.
(2)	Foreign shares are valued based on the last trade price of the local shares.
(3)	Fair valued security. See 1a in Notes to Financial Statements.
(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	2.50%	5/15/2024	$643,838

Legend:

ADR — American Depositary Receipt.

GDR — Global Depositary Receipt.

The following is a summary of the inputs used as of June 30, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks:
Argentina	$661,779	$—		$—	$661,779
Brazil	3,006,868	—		—	3,006,868
Chile	197,671	—		—	197,671
Czech Republic	234,812	202,316	*	—	437,128
Hong Kong	—	232,156	*	—	232,156
Hungary	—	213,189	*	—	213,189
India	912,676	3,330,539	*	—	4,243,215
Indonesia	—	2,076,673	*	—	2,076,673
Malaysia	—	546,524	*	—	546,524
Mexico	2,009,939	—		—	2,009,939
People’s Republic of China	1,634,467	9,975,442	*	—	11,609,909
Peru	346,316	—		—	346,316
Philippines	—	165,566	*	—	165,566
Poland	3,018	276,195	*	—	279,213
Russia	1,450,324	401,257	*	—	1,851,581
Singapore	—	334,075	*	—	334,075
South Africa	—	3,001,356	*	—	3,001,356
South Korea	—	7,337,498	*	—	7,337,498
Taiwan	—	5,162,390	*	—	5,162,390
Thailand	—	917,368	*	—	917,368
Turkey	—	638,188	*	—	638,188
United Arab Emirates	—	231,601	*	—	231,601
Preferred Stocks	809,280	—		—	809,280
Repurchase Agreements	—	630,000		—	630,000
Total	$11,267,150	$35,672,333		$—	$46,939,483

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See 1a in Notes to Financial Statements). These investments in securities were classified as Level 2 rather than Level 1.

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — RS EMERGING MARKETS VIP SERIES

Statement of Assets and Liabilities As of June 30, 2016 (unaudited)
Assets
Investments, at value	$46,939,483
Cash	736
Foreign currency, at value	210,447
Dividends/interest receivable	362,084
Receivable for investments sold	297,285
Receivable for fund shares subscribed	31,564
Foreign tax reclaims receivable	1,428
Prepaid expenses	74

Total Assets	47,843,101

Liabilities
Payable for investments purchased	212,339
Accrued foreign capital gains tax	66,330
Payable to adviser	38,089
Accrued trustees’ fees	753
Payable for fund shares redeemed	362
Accrued expenses/other liabilities	39,123

Total Liabilities	356,996

Total Net Assets	$47,486,105

Net Assets Consist of:
Paid-in capital	$49,663,838
Accumulated undistributed net investment income	362,299
Accumulated net realized loss from investments, foreign currency transactions and foreign capital gains tax	(6,308,748)
Net unrealized appreciation on investments, foreign capital gains tax and translation of assets and liabilities in foreign currencies	3,768,716

Total Net Assets	$47,486,105

Investments, at Cost	$43,107,870

Foreign Currency, at Cost	$208,838

Pricing of Shares
Shares of Beneficial Interest Outstanding with No Par Value	3,757,123
Net Asset Value Per Share	$12.64

Statement of Operations For the Six-Month Period Ended June 30, 2016 (unaudited)
Investment Income
Dividends	$759,697
Withholding taxes on foreign dividends	(82,283)

Total Investment Income	677,414

Expenses
Investment advisory fees	229,935
Custodian fees	40,847
Professional fees	22,236
Shareholder reports	3,887
Administrative service fees	2,159
Trustees’ fees	1,895
Other expenses	13,929

Total Expenses	314,888

Net Investment Income	362,526

Realized Gain/(Loss) and Change in Unrealized Appreciation/Depreciation on Investments, Foreign Currency Transactions and Foreign Capital Gains Tax
Net realized loss from investments	(3,170,912)
Net realized loss from foreign currency transactions	(26,804)
Foreign capital gains taxes paid	(6,481)
Net change in unrealized appreciation/depreciation on investments	5,294,384
Net change in unrealized appreciation/depreciation on translation of assets and liabilities in foreign currencies	3,821
Net change in accrued foreign capital gains tax	(61,349)

Net Gain on Investments, Foreign Currency Transactions and Foreign Capital Gains Tax	2,032,659

Net Increase in Net Assets Resulting from Operations	$2,395,185

The accompanying notes are an integral part of these financial statements.	7

FINANCIAL INFORMATION — RS EMERGING MARKETS VIP SERIES

Statements of Changes in Net Assets Six-Months-Ended Numbers are unaudited

	For the Six Months Ended 6/30/16	For the Year Ended 12/31/15

Operations
Net investment income	$362,526	$531,566
Net realized loss from investments, foreign currency transactions and foreign capital gains tax	(3,204,197)	(2,857,807)
Net change in unrealized appreciation/depreciation on investments, foreign capital gains tax and translation of assets and liabilities in foreign currencies	5,236,856	(4,834,529)

Net Increase/(Decrease) in Net Assets Resulting from Operations	2,395,185	(7,160,770)

Distributions to Shareholders
Net investment income	—	(244,072)

Total Distributions	—	(244,072)

Capital Share Transactions
Proceeds from sales of shares	2,547,751	3,193,234
Reinvestment of distributions	—	244,072
Cost of shares redeemed	(5,882,770)	(10,388,357)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(3,335,019)	(6,951,051)

Net Decrease in Net Assets	(939,834)	(14,355,893)

Net Assets
Beginning of period	48,425,939	62,781,832

End of period	$47,486,105	$48,425,939

Distributions in Excess of Net Investment Income Included in Net Assets	$—	$(227)

Accumulated Undistributed Net Investment Income Included in Net Assets	$362,299	$—

Other Information:
Shares
Sold	214,257	234,520
Reinvested	—	20,356
Redeemed	(496,702)	(761,046)

Net Decrease	(282,445)	(506,170)

8	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

9

FINANCIAL INFORMATION — RS EMERGING MARKETS VIP SERIES

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions).

Financial Highlights Six-Months-Ended Numbers are unaudited
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains	Total Distributions
Six Months Ended 6/30/16[1]	$11.99	$0.09	[2]	$0.56	$0.65	$—	$—	$—
Year Ended 12/31/15	13.81	0.13	[2]	(1.89)	(1.76)	(0.06)	—	(0.06)
Year Ended 12/31/14	14.79	0.14		(0.70)	(0.56)	(0.15)	(0.27)	(0.42)
Year Ended 12/31/13	18.02	0.14		(0.94)	(0.80)	(0.04)	(2.51)	(2.55)
Year Ended 12/31/12	16.56	0.09		2.15	2.24	(0.13)	(0.65)	(0.78)
Year Ended 12/31/11	24.48	0.09		(5.30)	(5.21)	—	(2.71)	(2.71)

10	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — RS EMERGING MARKETS VIP SERIES

Increase from Contribution by Adviser	Net Asset Value, End of Period	Total Return[3]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[4]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income to Average Net Assets[4]	Gross Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
$—	$12.64	5.42%	$47,486	1.37%	1.37%	1.58%	1.58%	52%
—	11.99	(12.74)%	48,426	1.35%	1.35%	0.92%	0.92%	123%
—	13.81	(3.71)%	62,782	1.35%	1.35%	0.94%	0.94%	135%
0.12	14.79	(3.47)%[5]	74,908	1.33%	1.33%	0.91%	0.91%	248%[6]
—	18.02	13.59%	92,080	1.27%	1.27%	0.66%	0.66%	47%
—	16.56	(20.97)%	97,133	1.19%	1.19%	0.60%	0.60%	41%

Distributions reflect actual per-share amounts distributed for the period.

[1]	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

[2]	Calculated based on the average shares outstanding during the period.

[3]	Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

[4]	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.

[5]	Without the effect of the contribution by the adviser, total return would have been (4.00)%.

[6]	The portfolio turnover rate was significantly higher than in prior periods due to trading in the Fund by the Fund’s new portfolio management team, effective as of March 1, 2013.

The accompanying notes are an integral part of these financial statements.	11

NOTES TO FINANCIAL STATEMENTS — RS EMERGING MARKETS VIP SERIES (UNAUDITED)

June 30, 2016 (unaudited)

RS Variable Products Trust (the “Trust”), a Massachusetts business trust organized on May 18, 2006, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently offers eight series. RS Emerging Markets VIP Series (the “Fund”) is a series of the Trust. The Fund is a diversified fund. The financial statements for the other remaining series of the Trust are presented in separate reports.

The Fund has authorized an unlimited number of shares of beneficial interest with no par value. The Fund currently offers only Class I shares. Shares are bought and sold at closing net asset value (“NAV”). Class I shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity and variable life insurance contracts issued by GIAC. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

Note 1. Significant Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Marketable securities are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”) are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates market value (see Note 4d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Securities for which market quotations are not readily available or for which market quotations may be considered unreliable are valued at their fair values as determined in accordance with guidelines and procedures adopted by the Trust’s Board of Trustees.

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with guidelines and procedures adopted by the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities.

In accordance with FASB Accounting Standards Codification Topic 820 (“ASC Topic 820”), fair value is defined as the price that the Fund would receive upon selling an investment in an “arm’s length” transaction to a willing buyer in the principal or most advantageous market for the investment. ASC Topic 820 established a hierarchy for classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — inputs other than unadjusted quoted prices that are observable either directly or indirectly (including adjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A security’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires

12

NOTES TO FINANCIAL STATEMENTS — RS EMERGING MARKETS VIP SERIES (UNAUDITED)

significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of

Level 3 securities on a gross basis. As of June 30, 2016, the Fund had no securities classified as Level 3.

The Fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the reporting period. Transfers between Levels 1 and 2 related to certain exchange-traded foreign securities whose prices may have been affected by events occurring after the close of trading on the exchange and, as a result, whose values were determined by a pricing service using pricing models in accordance with methods approved by the Funds’ Board of Trustees.

Transfers into and out of each level of the fair value hierarchy for the six months ended June 30, 2016, were as follows:

	Transfers into Level 1	Transfers (out) of Level 1	Transfers into Level 2	Transfers (out) of Level 2	Transfers into Level 3	Transfers (out) of Level 3
Common Stocks	$262,522	$(443,766)	$443,766	$(262,522)	$—	$—
Preferred Stocks	809,280	—	—	(809,280)	—	—

In determining a security’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures).

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

b. Taxes The Fund intends to continue complying with the requirements of the Internal Revenue Code to qualify as a regulated investment company and to distribute substantially all net investment income and realized net capital gains, if any, to shareholders. Therefore, the Fund does not expect to be subject to income tax, and no provision for such tax has been made.

13

NOTES TO FINANCIAL STATEMENTS — RS EMERGING MARKETS VIP SERIES (UNAUDITED)

From time to time, however, the Fund may choose to pay an excise tax if the cost of making the required distribution exceeds the amount of the excise tax.

As of June 30, 2016, the Trust has reviewed the tax positions for open periods, as applicable to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements. The Trust is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of Operations. For the six months ended June 30, 2016, the Fund did not incur any such interest or penalties. The Fund is not subject to examination by U.S. federal tax authorities for tax years before 2012 and by state authorities for tax years before 2011.

c. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

d. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

e. Foreign Capital Gains Tax Gains realized by the Fund on the sale of securities in certain foreign countries are subject to non-U.S. taxes. The Fund records a liability based on unrealized gains to provide for non-U.S. taxes likely to be payable upon the sale of such securities.

f. Investment Income Dividend income is generally recorded on the ex-dividend date. Interest income, which includes amortization/accretion of premium/discount, is accrued and recorded daily.

g. Expenses Many expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets.

h. Distributions to Shareholders The Fund intends to declare and distribute substantially all net investment income, if any, at least once a year. Distributions of net realized capital gains, if any, are declared and paid at least once a year. Unless the Fund is instructed otherwise, all distributions to shareholders are credited in the form of additional shares of the Fund at the net asset value, recorded on the ex-dividend date.

i. Capital Accounts Due to the timing of dividend distributions and the differences in accounting for income and realized gains/(losses) for financial statement purposes versus federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains/(losses) were recorded by the Fund.

Note 2. Transactions with Affiliates

a. Advisory Fee Under the terms of the advisory agreement, which is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to RS Investment Management Co. LLC (“RS Investments”). Guardian Investor Services LLC (“GIS”), a subsidiary of Guardian Life, holds a majority interest in RS Investments. RS Investments receives an investment advisory fee based on the average daily net assets of the Fund at an annual rate of 1.00%.

b. Compensation of Trustees and Officers Trustees and officers of the Trust who are interested persons, as defined in the 1940 Act, of RS Investments receive no compensation from the Fund for acting as such. Trustees of the Trust who are not interested persons of RS Investments receive compensation and reimbursement of expenses from the Trust.

c. Principal Underwriter RS Funds Distributor LLC (“RSFD”), a wholly owned subsidiary of RS Investments, is the principal underwriter of the Fund shares. The Trust has entered into a distribution agreement with RSFD, which governs the sale and distribution of shares of the Fund. RSFD receives no compensation from the Trust or from purchasers of the Fund shares for acting as distributor of the Class I shares.

14

NOTES TO FINANCIAL STATEMENTS — RS EMERGING MARKETS VIP SERIES (UNAUDITED)

Note 3. Federal Income Taxes

a. Distributions to Shareholders The tax character of distributions paid to shareholders during the year ended December 31, 2015, which is the most recently completed tax year, was as follows:

Ordinary Income
$244,072

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences, and differing characterizations of distributions made by the Fund.

Permanent book and tax basis differences will result in reclassifications to paid-in capital, undistributed net investment income and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions. Undistributed net investment income and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions may include temporary book and tax differences, which will reverse in a subsequent period.

As of December 31, 2015, the Fund made the following reclassifications of permanent book and tax basis differences:

Distributions in Excess of Net Investment Income	Accumulated Net Realized Loss
$(107,232)	$107,232

During any particular year, net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, are normally distributed to shareholders annually.

Capital loss carryovers available to the Fund at December 31, 2015 were $1,724,725, with no expiration date.

In determining its taxable income, current tax law permits the Fund to elect to treat all or a portion of any net capital or currency loss realized after October 31 as occurring on the first day of the following fiscal year. For the year ended December 31, 2015, the Fund elected to defer net capital losses of $588,810.

b. Tax Basis of Investments The cost of investments for federal income tax purposes at June 30, 2016, was

$43,463,528. The gross unrealized appreciation and depreciation on investments, on a tax basis, at June 30, 2016, aggregated $5,364,122 and $(1,888,167), respectively, resulting in net unrealized appreciation of $3,475,955.

Note 4. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $23,926,848 and $27,304,300, respectively, for the six months ended June 30, 2016.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign companies may be less liquid and their prices more volatile than those of comparable U.S. companies.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

Investing in developing countries can add additional risk, such as high rates of inflation or sharply devalued currencies against the U.S. dollar. Transaction costs are often higher and there may be delays in settlement procedures.

d. Repurchase Agreements The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller.

15

NOTES TO FINANCIAL STATEMENTS — RS EMERGING MARKETS VIP SERIES (UNAUDITED)

Note 5. Temporary Borrowings

The Fund, with other funds managed by RS Investments, is party to a $350 million committed revolving credit facility from State Street Bank and Trust Company and Northern Trust Company, for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated based on market rates at the time of borrowing. Under the term of the credit facility, in addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.11% per annum on its share of the unused portion of the credit facility.

For the six months ended June 30, 2016, the Fund borrowed under the facility as follows:

Amount Outstanding at 6/30/16	Average Borrowing*	Days Borrowings Outstanding	Average Interest Rate*
$—	$335,714	7	1.69%

*	For the six months ended June 30, 2016, based on the number of days borrowings were outstanding.

Note 6. Sales Transaction

On December 18, 2015, Victory Capital Management Inc. (“Victory Capital”) announced it had agreed to acquire RS Investments, subject to regulatory approvals in addition to customary closing conditions and consents, including approvals related to the Fund (the “Transaction”).

On January 19, 2016, the Board of Trustees of the Trust approved the reorganization of the Fund into a corresponding, newly-formed fund within the Victory family of funds (the “Acquiring Fund”) (the “Reorganization”), subject to shareholder approval of the Reorganization.

Shareholder approval of the Reorganization was obtained as described further in the supplemental information section of this report.

On July 29, 2016, the Transaction and the Reorganization were consummated.

Note 7. Review for Subsequent Events

Management has evaluated subsequent events through the issuance of the Fund’s financial statements and determined that no material events have occurred that require disclosure other than the Transaction and the Reorganization.

Note 8. Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

16

SUPPLEMENTAL INFORMATION (UNAUDITED)

Meeting of Shareholders

A special meeting of the shareholders of RS Variable Products Trust (the “Trust”) was held on May 19, 2016. At the meeting, the shareholders of each series of the Trust voted to approve the reorganization of each such series into a corresponding series of Victory Variable Insurance Funds.

Proposal to Reorganize Series of the Trust into Corresponding Series of Victory Variable Insurance Funds

Series	Votes For	Votes Against/ Withheld	Abstentions
RS Emerging Markets VIP Series	3,401,538.7903	121,554.1641	145,386.6036
RS High Yield VIP Series	5,793,195.7949	122,405.5448	178,960.0313
RS International VIP Series	11,622,369.8819	574,442.1452	541,818.2679
RS Investment Quality Bond VIP Series	54,956,162.2983	1,564,144.8878	2,175,970.0389
RS Large Cap Alpha VIP Series	20,943,611.9457	633,142.5830	1,076,570.0223
RS Low Duration Bond VIP Series	23,988,194.4220	478,209.0407	919,315.8373
RS S&P 500 Index VIP Series	7,275,687.8140	235,345.5598	322,672.9432
RS Small Cap Growth Equity VIP Series	6,570,019.8176	219,096.5872	381,825.6672

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. This information is also available, without charge, upon request, by calling toll-free 800-221-3253.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (i) without charge, upon request, by calling toll-free 800-221-3253; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Statement of Additional Information includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 800-221-3253.

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless accompanied or preceded by that Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

17

RS VARIABLE

PRODUCTS TRUST

RS INVESTMENT QUALITY BOND VIP SERIES

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including as applicable, investment advisory fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2016, to June 30, 2016. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16-6/30/16	Expense Ratio During Period 1/1/16-6/30/16
Based on Actual Return	$1,000.00	$1,055.90	$2.86	0.56%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,022.08	$2.82	0.56%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

3

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND VIP SERIES

June 30, 2016 (unaudited)	Principal Amount	Value
Agency Mortgage-Backed Securities – 10.7%
FHLMC 4.00% due 1/1/2041(1)	$3,323,602	$3,572,506
7.00% due 9/1/2038	102,853	125,990
1534 Z 5.00% due 6/15/2023	189,121	202,119
3227 PR 5.50% due 9/15/2035(1)	1,419,401	1,463,609
FNMA
2.483% due 8/1/2046(2)	244,851	245,550
2.535% due 12/1/2036(2)	342,744	360,186
3.00% due 4/1/2043 - 7/1/2043	13,470,844	14,009,962
3.50% due 11/1/2042 - 2/1/2046	26,022,948	27,465,858
4.00% due 9/1/2040 - 1/1/2045	19,476,350	20,893,858
4.50% due 12/1/2038 - 3/1/2044	6,188,149	6,766,654
5.00% due 4/1/2023 - 12/1/2039	2,817,315	3,128,459
5.50% due 1/1/2038 - 2/1/2039	1,679,942	1,887,958
6.00% due 8/1/2021	106,129	115,782
7.00% due 2/1/2032 - 6/1/2032	64,910	79,394
7.50% due 12/1/2029	76,553	93,534
8.00% due 1/1/2030 - 9/1/2030	38,073	45,936
GNMA
6.00% due 10/15/2032 - 12/15/2033	195,712	228,683

Total Agency Mortgage-Backed Securities (Cost $78,353,747)		80,686,038

	Principal Amount	Value
Asset-Backed Securities – 3.2%
Ameriquest Mortgage Securities, Inc. 2003-5 A6 4.359% due 4/25/2033(2)	296,724	301,229
Avis Budget Rental Car Funding AESOP LLC 2014-1A A 2.46% due 7/20/2020(3)	4,000,000	4,056,500
CNH Equipment Trust 2012-C A4 0.87% due 9/16/2019(1)	6,340,749	6,338,858
DB Master Finance LLC 2015-1A A2I 3.262% due 2/20/2045(3)	1,422,000	1,435,225
Domino’s Pizza Master Issuer LLC 2012-1A A2 5.216% due 1/25/2042(1)(3)	4,012,850	4,130,025
Ford Credit Floorplan Master Owner Trust 2012-5 A 1.49% due 9/15/2019(1)	5,550,000	5,576,712

June 30, 2016 (unaudited)	Principal Amount	Value
Asset-Backed Securities (continued)
Synchrony Credit Card Master Note Trust 2012-6 A 1.36% due 8/17/2020	$2,300,000	$2,305,825

Total Asset-Backed Securities (Cost $23,940,196)		24,144,374

	Principal Amount	Value
Commercial Mortgage-Backed Securities – 8.8%
Banc of America Commercial Mortgage Trust 2008-1 A4 6.436% due 2/10/2051(2)	1,297,476	1,365,537
Bear Stearns Commercial Mortgage Securities Trust 2007-PW16 AM 5.91% due 6/11/2040(2)	940,000	971,537
Citigroup Commercial Mortgage Trust 2013-375P B 3.635% due 5/10/2035(1)(2)(3)	4,100,000	4,318,587
Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD3 AM 5.648% due 10/15/2048	5,785,000	5,827,930
Crown Castle Towers LLC Sr. Sec. Nt. 6.113% due 1/15/2040(1)(3)	5,800,000	6,451,687
DBUBS Mortgage Trust 2011-LC1A A3 5.002% due 11/10/2046(1)(3)	4,500,000	5,041,019
Fairway Outdoor Funding LLC 2012-1A A2 4.212% due 10/15/2042(3)	4,481,927	4,561,527
GMAC Commercial Mortgage Securities, Inc. 2006-C1 AM 5.29% due 11/10/2045(2)	767,815	767,190
Hilton U.S.A. Trust 2013-HLT AFX 2.662% due 11/5/2030(3)	6,000,000	6,025,619
JPMorgan Chase Commercial Mortgage Securities Trust 2006-LDP7 AM 6.184% due 4/17/2045(1)(2)	3,912,091	3,906,890
2007-CB18 A4 5.44% due 6/12/2047(1)	6,017,892	6,109,333
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13 A2 2.936% due 11/15/2046	6,000,000	6,186,662
Morgan Stanley Capital I Trust 2007-IQ16 A4 5.809% due 12/12/2049	1,856,346	1,927,457
Queens Center Mortgage Trust 2013-QCA A 3.275% due 1/11/2037(3)	3,850,000	4,065,390

4	The accompanying notes are an integral part of these financial statements.

RS INVESTMENT QUALITY BOND VIP SERIES

June 30, 2016 (unaudited)	Principal Amount	Value
Commercial Mortgage-Backed Securities (continued)
SBA Tower Trust 2.24% due 4/15/2043(3)	$1,050,000	$1,052,873
3.156% due 10/15/2045(3)	3,000,000	3,041,250
Wachovia Bank Commercial Mortgage Trust 2007-C33 AM 6.147% due 2/15/2051(2)	4,350,000	4,479,337

Total Commercial Mortgage-Backed Securities (Cost $67,592,886)		66,099,825

	Principal Amount	Value
Corporate Bonds – 42.5%
Aerospace & Defense – 0.8%
Lockheed Martin Corp. Sr. Nt. 1.85% due 11/23/2018	5,000,000	5,067,830
Northrop Grumman Space & Mission Systems Corp. 7.75% due 6/1/2029	500,000	715,123

		5,782,953
Automotive – 2.5%
BorgWarner, Inc. Sr. Nt. 4.625% due 9/15/2020(1)	1,500,000	1,632,731
Daimler Finance North America LLC 1.076% due 5/18/2018(2)(3)	5,000,000	4,969,990
Ford Motor Credit Co. LLC Sr. Nt. 4.25% due 9/20/2022	4,700,000	5,068,428
General Motors Financial Co., Inc. 2.625% due 7/10/2017	3,500,000	3,532,354
3.25% due 5/15/2018	3,500,000	3,572,548

		18,776,051
Banking – 14.6%
Ally Financial, Inc. 2.75% due 1/30/2017	3,000,000	3,014,022
Banco Bilbao Vizcaya Argentaria S.A. Sr. Nt. 3.00% due 10/20/2020	5,000,000	5,092,350
Bank of America Corp. Sr. Nt. 2.00% due 1/11/2018	3,000,000	3,019,179
5.70% due 1/24/2022(1)	7,000,000	8,104,726
Citigroup, Inc. Sr. Nt. 4.50% due 1/14/2022(1)	4,700,000	5,195,117
Cooperatieve Rabobank U.A. 3.95% due 11/9/2022(1)	4,000,000	4,136,724
Credit Suisse/New York NY Sr. Nt. 5.30% due 8/13/2019	2,200,000	2,428,169

June 30, 2016 (unaudited)	Principal Amount	Value
Banking (continued)
Fifth Third Bank Sr. Nt. 1.15% due 11/18/2016(1)	$5,000,000	$5,003,215
HSBC Holdings PLC Sr. Nt. 5.10% due 4/5/2021(1)	5,000,000	5,517,020
Huntington Bancshares, Inc. Sub. Nt. 7.00% due 12/15/2020	1,500,000	1,760,106
Intesa Sanpaolo S.p.A. Sr. Nt. 3.875% due 1/16/2018	1,900,000	1,949,398
JPMorgan Chase & Co. Sub. Nt. 3.375% due 5/1/2023(1)	6,700,000	6,830,844
Sr. Nt. 6.30% due 4/23/2019	3,000,000	3,372,345
Lloyds Bank PLC 5.80% due 1/13/2020(3)	1,300,000	1,454,276
Macquarie Bank Ltd. Sr. Nt. 2.00% due 8/15/2016(1)(3)	4,000,000	4,004,880
Morgan Stanley Sr. Nt. 3.75% due 2/25/2023	3,000,000	3,177,525
5.95% due 12/28/2017(1)	4,000,000	4,253,760
PNC Bank N.A. Sr. Nt. 1.80% due 11/5/2018	5,000,000	5,060,625
2.15% due 4/29/2021	4,500,000	4,584,204
Regions Bank/Birmingham AL Sub. Nt. 7.50% due 5/15/2018(1)	4,000,000	4,386,780
Royal Bank of Scotland Group PLC Sub. Nt. 6.125% due 12/15/2022	3,500,000	3,670,492
Skandinaviska Enskilda Banken AB Sr. Nt. 1.75% due 3/19/2018(3)	5,250,000	5,275,924
Standard Chartered PLC Sub. Nt. 3.95% due 1/11/2023(1)(3)	2,700,000	2,617,874
The Goldman Sachs Group, Inc. Sub. Nt. 5.625% due 1/15/2017	3,770,000	3,853,095
Sr. Nt. 5.75% due 1/24/2022(1)	2,750,000	3,192,640
The Huntington National Bank Sr. Nt. 1.35% due 8/2/2016(1)	5,200,000	5,200,286
2.00% due 6/30/2018	3,500,000	3,534,745

		109,690,321
Building Materials – 0.3%
Owens Corning 4.20% due 12/15/2022(1)	2,400,000	2,559,204

		2,559,204

The accompanying notes are an integral part of these financial statements.	5

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND VIP SERIES

June 30, 2016 (unaudited)	Principal Amount	Value
Cable Satellite – 0.6%
Comcast Corp. 6.45% due 3/15/2037	$2,000,000	$2,751,954
Time Warner Cable, Inc. 5.85% due 5/1/2017	2,000,000	2,070,350

		4,822,304
Chemicals – 1.4%
Ecolab, Inc. Sr. Nt. 2.00% due 1/14/2019	4,500,000	4,558,707
5.50% due 12/8/2041(1)	1,300,000	1,619,791
FMC Corp. Sr. Nt. 5.20% due 12/15/2019	500,000	541,280
LyondellBasell Industries N.V. Sr. Nt. 5.00% due 4/15/2019(1)	3,600,000	3,896,582

		10,616,360
Electric – 1.8%
Nevada Power Co. Series N 6.65% due 4/1/2036(1)	600,000	832,461
NextEra Energy Capital Holdings, Inc. 1.586% due 6/1/2017	4,500,000	4,510,845
PPL Electric Utilities Corp. 6.25% due 5/15/2039	1,455,000	2,046,824
Southern Power Co. Sr. Nt. 1.85% due 12/1/2017	5,000,000	5,039,455
Virginia Electric and Power Co. Sr. Nt. 8.875% due 11/15/2038	800,000	1,340,342

		13,769,927
Energy - Integrated – 1.3%
BP Capital Markets PLC 1.676% due 5/3/2019	4,500,000	4,536,094
4.50% due 10/1/2020(1)	2,600,000	2,880,816
Suncor Energy, Inc. Sr. Nt. 6.50% due 6/15/2038	1,700,000	2,190,690

		9,607,600
Finance Companies – 0.5%
AerCap Ireland Capital Ltd. 3.75% due 5/15/2019	2,900,000	2,921,750
GE Capital International Funding Co. 4.418% due 11/15/2035(3)	987,000	1,107,005

		4,028,755
Food And Beverage – 2.3%
Anheuser-Busch InBev Finance, Inc. 1.90% due 2/1/2019	3,000,000	3,050,940
Anheuser-Busch InBev Worldwide, Inc. 3.75% due 7/15/2042(1)	5,000,000	5,002,910
Kraft Heinz Foods Co. 2.00% due 7/2/2018(3)	4,500,000	4,556,556

June 30, 2016 (unaudited)	Principal Amount	Value
Food And Beverage (continued)
Mead Johnson Nutrition Co. Sr. Nt. 3.00% due 11/15/2020	$3,000,000	$3,134,040
4.90% due 11/1/2019	1,200,000	1,322,820

		17,067,266
Government Related – 1.0%
Dolphin Energy Ltd. Sr. Sec. Nt. 5.888% due 6/15/2019(3)	848,000	903,544
Petroleos Mexicanos 5.75% due 3/1/2018	4,000,000	4,182,640
Sinopec Group Overseas Development Ltd. 1.75% due 4/10/2017(3)	2,779,000	2,788,065

		7,874,249
Healthcare – 1.0%
Bio-Rad Laboratories, Inc. Sr. Nt. 4.875% due 12/15/2020	650,000	719,174
Fresenius Medical Care U.S. Finance, Inc. 6.875% due 7/15/2017	1,500,000	1,563,750
Thermo Fisher Scientific, Inc. Sr. Nt. 1.30% due 2/1/2017	5,000,000	5,003,720

		7,286,644
Home Construction – 0.4%
Toll Brothers Finance Corp. 5.875% due 2/15/2022	2,500,000	2,690,000

		2,690,000
Insurance - Life – 1.6%
MetLife, Inc. Jr. Sub. Nt. 6.40% due 12/15/2066	500,000	533,760
Prudential Financial, Inc. Sr. Nt. 7.375% due 6/15/2019	8,277,000	9,602,636
Teachers Insurance & Annuity Association of America Sub. Nt. 6.85% due 12/16/2039(3)	1,200,000	1,630,147

		11,766,543
Insurance: Property - Casualty – 0.3%
Berkshire Hathaway Finance Corp. 5.75% due 1/15/2040(1)	1,500,000	1,991,691

		1,991,691
Media - Entertainment – 0.2%
Time Warner Cos., Inc. 7.57% due 2/1/2024	1,450,000	1,841,439

		1,841,439
Metals And Mining – 1.7%
Anglo American Capital PLC 2.625% due 9/27/2017(3)	4,000,000	3,980,000
BHP Billiton Finance U.S.A. Ltd. 1.875% due 11/21/2016	5,000,000	5,013,450

6	The accompanying notes are an integral part of these financial statements.

RS INVESTMENT QUALITY BOND VIP SERIES

June 30, 2016 (unaudited)	Principal Amount	Value
Metals And Mining (continued)
Vale Overseas Ltd. 6.25% due 1/23/2017	$3,600,000	$3,682,440

		12,675,890
Midstream – 1.3%
Energy Transfer Partners LP Sr. Nt. 5.15% due 2/1/2043(1)	2,000,000	1,787,638
Enterprise Products Operating LLC Series A 8.375% due 8/1/2066(1)(2)	1,600,000	1,409,680
Kinder Morgan Energy Partners LP 5.00% due 10/1/2021	2,600,000	2,753,392
Williams Partners LP Sr. Nt. 5.25% due 3/15/2020	3,900,000	4,012,578

		9,963,288
Oil Field Services – 0.4%
Nabors Industries, Inc. 4.625% due 9/15/2021	2,500,000	2,294,083
Weatherford International Ltd. 6.50% due 8/1/2036	1,200,000	861,000

		3,155,083
Packaging – 0.2%
Silgan Holdings, Inc. Sr. Nt. 5.00% due 4/1/2020	1,500,000	1,535,625

		1,535,625
Paper – 1.5%
Georgia-Pacific LLC 5.40% due 11/1/2020(3)	6,675,000	7,560,192
WestRock RKT Co. 4.90% due 3/1/2022	3,200,000	3,552,198

		11,112,390
Pharmaceuticals – 0.9%
Gilead Sciences, Inc. Sr. Nt. 4.40% due 12/1/2021(1)	6,150,000	6,943,971

		6,943,971
Railroads – 0.2%
CSX Corp. Sr. Nt. 4.75% due 5/30/2042	1,250,000	1,446,960

		1,446,960
Real Estate Investment Trusts – 0.7%
DDR Corp. Sr. Nt. 4.75% due 4/15/2018	2,000,000	2,086,664
Simon Property Group LP Sr. Nt. 4.125% due 12/1/2021(1)	3,100,000	3,436,744

		5,523,408
Restaurants – 0.3%
McDonald’s Corp. Sr. Nt. 2.10% due 12/7/2018	2,000,000	2,046,744

		2,046,744

June 30, 2016 (unaudited)	Principal Amount	Value
Wireless – 1.3%
America Movil S.A.B. de C.V. 5.00% due 10/16/2019(1)	$3,600,000	$3,963,157
Sprint Communications, Inc. Sr. Nt. 6.00% due 12/1/2016	3,000,000	3,018,750
Vodafone Group PLC Sr. Nt. 6.15% due 2/27/2037(1)	2,450,000	2,842,343

		9,824,250
Wirelines – 3.4%
AT&T, Inc. Sr. Nt. 2.30% due 3/11/2019(1)	9,000,000	9,191,547
6.30% due 1/15/2038(1)	2,200,000	2,645,328
Deutsche Telekom International Finance B.V. 8.75% due 6/15/2030(1)	850,000	1,280,006
Orange S.A. Sr. Nt. 9.00% due 3/1/2031	335,000	518,822
Verizon Communications, Inc. Sr. Nt. 4.522% due 9/15/2048	1,618,000	1,684,823
6.55% due 9/15/2043(1)	7,500,000	10,105,395

		25,425,921
Total Corporate Bonds (Cost $305,453,130)		319,824,837

	Principal Amount	Value
Municipal Bonds – 0.9%
Chicago Illinois Metropolitan Wtr. Reclamation Dist. Greater Chicago G.O. Build America Bonds Taxable Direct Payment 5.72% due 12/1/2038(1)	1,600,000	2,070,736
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Rev. Build America Bonds Ser. EE 6.011% due 6/15/2042	1,600,000	2,328,064
San Diego Cnty. California Wtr. Auth. Fing. Agcy. Wtr. Rev. Build America Bonds Ser. B 6.138% due 5/1/2049	1,500,000	2,153,625

Total Municipal Bonds (Cost $4,719,190)		6,552,425

	Principal Amount	Value
Non-Agency Mortgage-Backed Securities – 3.6%
Banc of America Alternative Loan Trust 2004-1 2A1 6.00% due 2/25/2034(1)	1,794,754	1,864,278

The accompanying notes are an integral part of these financial statements.	7

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND VIP SERIES

June 30, 2016 (unaudited)	Principal Amount	Value
Non-Agency Mortgage-Backed Securities (continued)
Bear Stearns ALT-A Trust 2003-3 2A 2.833% due 10/25/2033(2)	$2,088,333	$2,072,482
Countrywide Alternative Loan Trust 2006-19CB A15 6.00% due 8/25/2036	760,932	660,840
Countrywide Home Loans Mortgage Pass-Through Trust 2002-19 1A1 6.25% due 11/25/2032	240,744	248,650
2004-5 2A9 5.25% due 5/25/2034	546,083	547,017
Deutsche Alt-A Securities Mortgage Loan Trust 2007-AR3 2A2B 0.693% due 6/25/2037(2)	3,174,970	2,665,674
Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN1 M2 2.653% due 2/25/2024(2)	4,500,000	4,560,517
GSR Mortgage Loan Trust 2004-10F 6A1 5.00% due 9/25/2034	710,976	730,791
Impac CMB Trust 2004-7 1A1 1.193% due 11/25/2034(2)	2,132,204	1,987,482
JPMorgan Mortgage Trust 2004-S2 1A3 4.75% due 11/25/2019	514,035	522,124
2005-A3 11A2 2.853% due 6/25/2035(1)(2)	2,565,444	2,590,930
Master Adjustable Rate Mortgages Trust 2004-13 3A1 2.924% due 11/21/2034(2)	1,805,235	1,835,061
Master Asset Securitization Trust 2003-10 3A7 5.50% due 11/25/2033	307,067	308,794
2003-5 2A1 5.00% due 6/25/2018	152,530	155,791
Prime Mortgage Trust 2003-3 A9 5.50% due 1/25/2034(1)	1,320,921	1,313,104
2004-2 A3 5.25% due 11/25/2019	135,743	136,932
Residential Asset Mortgage Products Trust 2005-SL1 A4 6.00% due 5/25/2032	24,315	24,262
Residential Funding Mortgage Securities I Trust 2005-S3 A1 4.75% due 3/25/2020	408,708	413,321
Structured Asset Securities Corp. 2004-20 7A1 5.25% due 11/25/2034	729,063	734,816
2004-21XS 2A6A 4.74% due 12/25/2034(2)	30,384	30,857
Wells Fargo Mortgage Backed Securities Trust 2004-6 A4 5.50% due 6/25/2034	706,225	718,481

June 30, 2016 (unaudited)	Principal Amount	Value
Non-Agency Mortgage-Backed Securities (continued)
2004-Y 3A1 2.80% due 11/25/2034(2)	$2,371,286	$2,374,593
2005-2 2A1 4.75% due 4/25/2020(1)	213,171	217,015
2007-13 A7 6.00% due 9/25/2037	625,268	629,137

Total Non-Agency Mortgage-Backed Securities (Cost $27,406,065)		27,342,949

	Principal Amount	Value
U.S. Government Securities – 27.7%
U.S. Treasury Bonds 3.00% due 11/15/2044 - 11/15/2045	20,045,000	23,047,492
3.625% due 2/15/2044	17,000,000	21,919,375
5.375% due 2/15/2031	6,500,000	9,640,566
U.S. Treasury Notes 1.25% due 3/31/2021	37,000,000	37,430,717
1.375% due 4/30/2021	31,000,000	31,535,246
1.625% due 2/15/2026	5,000,000	5,056,250
1.75% due 5/15/2023	26,000,000	26,821,652
2.00% due 8/15/2025	11,500,000	12,022,445
2.375% due 8/15/2024	37,500,000	40,365,225

Total U.S. Government Securities (Cost $196,612,287)		207,838,968

	Principal Amount	Value
Repurchase Agreements – 1.9%

Fixed Income Clearing Corp. Repurchase Agreement, 0.03%, dated 6/30/2016, maturity value of $14,261,012, due 7/1/2016(4)	14,261,000	14,261,000
Total Repurchase Agreements (Cost $14,261,000)		14,261,000
Total Investments - 99.3% (Cost $718,338,501)		746,750,416
Other Assets, Net - 0.7%		5,099,483
Total Net Assets - 100.0%		$751,849,899

(1)	Securities are segregated to cover anticipated or existing derivative positions or to be announced securities (TBA).
(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at June 30, 2016.
(3)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At June 30, 2016, the aggregate market value of these securities amounted to $85,028,155, representing 11.3% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Inflation Indexed Note	0.125%	4/15/2017	$14,551,363

8	The accompanying notes are an integral part of these financial statements.

RS INVESTMENT QUALITY BOND VIP SERIES

The table below presents futures contracts as of June 30, 2016:

Description (unaudited)	Counterparty	Number of Contracts	Expiration	Face Value (000s)	Unrealized Appreciation
Purchased Futures Contracts
5 YR U.S. Treasury Note	Goldman Sachs & Co.	270	9/30/2016	$32,984	$350,632

The following is a summary of the inputs used as of June 30, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage-Backed Securities	$—	$80,686,038	$—	$80,686,038
Asset-Backed Securities	—	24,144,374	—	24,144,374
Commercial Mortgage-Backed Securities	—	66,099,825	—	66,099,825
Corporate Bonds	—	319,824,837	—	319,824,837
Municipal Bonds	—	6,552,425	—	6,552,425
Non-Agency Mortgage-Backed Securities	—	27,342,949	—	27,342,949
U.S. Government Securities	—	207,838,968	—	207,838,968
Repurchase Agreements	—	14,261,000	—	14,261,000
Other Financial Instruments:
Financial Futures Contracts	350,632	—	—	350,632
Total	$350,632	$746,750,416	$—	$747,101,048

The accompanying notes are an integral part of these financial statements.	9

FINANCIAL INFORMATION — RS INVESTMENT QUALITY BOND VIP SERIES

Statement of Assets and Liabilities As of June 30, 2016 (unaudited)
Assets
Investments, at value	$746,750,416
Cash	583
Cash deposits with brokers for futures contracts	246,000
Dividends/interest receivable	4,755,791
Receivable for investments sold	604,019
Receivable for fund shares subscribed	31,642
Receivable for variation margin on futures contracts	21,092
Prepaid expenses	1,703

Total Assets	752,411,246

Liabilities
Payable to adviser	306,375
Payable for fund shares redeemed	78,075
Accrued trustees’ fees	14,697
Accrued expenses/other liabilities	162,200

Total Liabilities	561,347

Total Net Assets	$751,849,899

Net Assets Consist of:
Paid-in capital	$716,221,558
Accumulated undistributed net investment income	8,546,264
Accumulated net realized loss from investments, futures contracts and written options	(1,680,470)
Net unrealized appreciation on investments and futures contracts	28,762,547

Total Net Assets	$751,849,899

Investments, at Cost	$718,338,501

Pricing of Shares
Shares of Beneficial Interest Outstanding with No Par Value	59,448,780
Net Asset Value Per Share	$12.65

Statement of Operations For the Six-Month Period Ended June 30, 2016 (unaudited)
Investment Income
Interest	$10,592,931

Total Investment Income	10,592,931

Expenses
Investment advisory fees	1,831,239
Professional fees	53,632
Custodian fees	40,757
Administrative service fees	35,004
Trustees’ fees	27,518
Shareholder reports	25,001
Other expenses	33,516

Total Expenses	2,046,667

Net Investment Income	8,546,264

Realized Gain/(Loss) and Change in Unrealized Appreciation/Depreciation on Investments, Futures Contracts and Written Options
Net realized loss from investments	(2,090,233)
Net realized gain from futures contracts	1,579,824
Net realized loss from written options	(10,482)
Net change in unrealized appreciation/depreciation on investments	31,382,465
Net change in unrealized appreciation/depreciation on futures contracts	655,671

Net Gain on Investments, Futures Contracts and Written Options	31,517,245

Net Increase in Net Assets Resulting from Operations	$40,063,509

10	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — RS INVESTMENT QUALITY BOND VIP SERIES

Statements of Changes in Net Assets Six-Months-Ended Numbers are unaudited

	For the Six Months Ended 6/30/16	For the Year Ended 12/31/15

Operations
Net investment income	$8,546,264	$19,395,379
Net realized gain/(loss) from investments, futures contracts and written options	(520,891)	5,749,642
Net change in unrealized appreciation/depreciation on investments and futures contracts	32,038,136	(22,233,928)

Net Increase in Net Assets Resulting from Operations	40,063,509	2,911,093

Distributions to Shareholders
Net investment income	—	(19,543,996)
Net realized gain on investments	—	(7,387,765)

Total Distributions	—	(26,931,761)

Capital Share Transactions
Proceeds from sales of shares	33,015,447	52,368,773
Reinvestment of distributions	—	26,931,761
Cost of shares redeemed	(76,924,609)	(101,961,522)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(43,909,162)	(22,660,988)

Net Decrease in Net Assets	(3,845,653)	(46,681,656)

Net Assets
Beginning of period	755,695,552	802,377,208

End of period	$751,849,899	$755,695,552

Accumulated Undistributed Net Investment Income Included in Net Assets	$8,546,264	$—

Other Information:
Shares
Sold	2,663,528	4,185,657
Reinvested	—	2,244,314
Redeemed	(6,305,443)	(8,155,947)

Net Decrease	(3,641,915)	(1,725,976)

The accompanying notes are an integral part of these financial statements.	11

FINANCIAL INFORMATION — RS INVESTMENT QUALITY BOND VIP SERIES

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions).

Financial Highlights Six-Months-Ended Numbers are unaudited
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains	Total Distributions
Six Months Ended 6/30/16[1]	$11.98	$0.14	[2]	$0.53	$0.67	$—	$—	$—
Year Ended 12/31/15	12.38	0.31	[2]	(0.27)	0.04	(0.32)	(0.12)	(0.44)
Year Ended 12/31/14	12.18	0.38		0.30	0.68	(0.38)	(0.10)	(0.48)
Year Ended 12/31/13	12.78	0.34		(0.54)	(0.20)	(0.34)	(0.06)	(0.40)
Year Ended 12/31/12	12.57	0.38		0.42	0.80	(0.38)	(0.21)	(0.59)
Year Ended 12/31/11	12.32	0.49		0.38	0.87	(0.49)	(0.13)	(0.62)

12	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — RS INVESTMENT QUALITY BOND VIP SERIES

Net Asset Value, End of Period	Total Return[3]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income to Average Net Assets[4]	Gross Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
$12.65	5.59%	$751,850	0.56%	0.56%	2.33%	2.33%	81%
11.98	0.33%	755,696	0.56%	0.56%	2.47%	2.47%	41%
12.38	5.55%	802,377	0.56%	0.56%	2.93%	2.93%	47%
12.18	(1.63)%	794,727	0.56%	0.56%	2.72%	2.72%	199%
12.78	6.37%	760,801	0.56%	0.56%	2.97%	2.97%	135%
12.57	7.08%	671,882	0.57%	0.57%	3.75%	3.75%	102%

Distributions reflect actual per-share amounts distributed for the period.

[1]	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

[2]	Calculated based on the average shares outstanding during the period.

[3]	Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.‘s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

[4]	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.

The accompanying notes are an integral part of these financial statements.	13

NOTES TO FINANCIAL STATEMENTS — RS INVESTMENT QUALITY BOND VIP SERIES (UNAUDITED)

June 30, 2016 (unaudited)

RS Variable Products Trust (the “Trust”), a Massachusetts business trust organized on May 18, 2006, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently offers eight series. RS Investment Quality Bond VIP Series (the “Fund”) is a series of the Trust. The Fund is a diversified fund. The financial statements for the other remaining series of the Trust are presented in separate reports.

The Fund has authorized an unlimited number of shares of beneficial interest with no par value. The Fund currently offers only Class I shares. Shares are bought and sold at closing net asset value (“NAV”). Class I shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity and variable life insurance contracts issued by GIAC. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

Note 1. Significant Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Fund is responsible for the valuation of portfolio securities. The valuations of debt securities for which quoted bid prices are readily available are valued at the bid price by independent pricing services (each, a “Service”). Debt securities for which quoted bid prices are not readily available are valued by a Service at the evaluated bid price provided by the Service or the bid price provided by an independent broker-dealer.

Other marketable securities are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”) are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates market value (see Note 4c). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”).

Securities for which market quotations are not readily available or for which market quotations may be considered unreliable or for which a Service or independent broker-dealer does not provide a valuation are valued at their fair values as determined in accordance with guidelines and procedures adopted by the Trust’s Board of Trustees.

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with guidelines and procedures adopted by the Board of Trustees.

In accordance with FASB Accounting Standards Codification Topic 820 (“ASC Topic 820”), fair value is defined as the price that the Fund would receive upon selling an investment in an “arm’s length” transaction to a willing buyer in the principal or most advantageous market for the investment. ASC Topic 820 established a hierarchy for classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — inputs other than unadjusted quoted prices that are observable either directly or indirectly (including adjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

14

NOTES TO FINANCIAL STATEMENTS — RS INVESTMENT QUALITY BOND VIP SERIES (UNAUDITED)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A security’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2016, the Fund had no securities classified as Level 3.

The Fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the reporting period. For the six months ended June 30, 2016, there were no transfers between Level 1, Level 2 and Level 3.

In determining a security’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures).

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, loans, state, municipal and provincial obligations, certain foreign equity securities and commercial paper and other short-term securities valued at amortized cost in accordance with Rule 2a-7 under the 1940 Act.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

b. Taxes The Fund intends to continue complying with the requirements of the Internal Revenue Code to qualify as a regulated investment company and to distribute substantially all net investment income and realized net capital gains, if any, to shareholders. Therefore, the Fund does not expect to be subject to income tax, and no provision for such tax has been made.

From time to time, however, the Fund may choose to pay an excise tax if the cost of making the required distribution exceeds the amount of the excise tax.

As of June 30, 2016, the Trust has reviewed the tax positions for open periods, as applicable to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements. The Trust is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of Operations. For the six months ended June 30, 2016, the Fund did not incur any such interest or penalties. The Fund is not subject to examination by U.S. federal tax authorities for tax years before 2012 and by state authorities for tax years before 2011.

c. Securities Transactions Securities transactions are accounted for on the date securities are purchased or

15

NOTES TO FINANCIAL STATEMENTS — RS INVESTMENT QUALITY BOND VIP SERIES (UNAUDITED)

sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

d. Futures Contracts The Fund may enter into financial futures contracts. In entering into such contracts, the Fund is required to deposit with the counterparty, either in cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Fund, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

e. Credit Derivatives The Fund may enter into credit derivatives, including credit default swaps on individual obligations or credit indices. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security or securities, (ii) to adjust the Fund’s asset allocation or risk exposure, or (iii) for hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities, as described in the Statement of Additional Information.

The Fund may enter into credit default swap agreements either as a buyer or seller. The Fund may buy protection under a credit default swap to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell protection under a credit default swap in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer.

For swaps entered with an individual counterparty, the Fund bears the risk of loss of the uncollateralized amount expected to be received under a credit default swap agreement in the event of the default or bankruptcy of the counterparty. Credit default swap agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. The Fund may also enter into cleared swaps.

In entering into swap contracts, the Fund is required to deposit with the broker (or for the benefit of the broker), either in cash or securities, an amount equal to a percentage of the notional value of the contract.

Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the swap contracts and may realize a loss.

The Fund enters into credit default swaps primarily for asset allocation and risk exposure management.

There were no credit default swaps held during the six months ended June 30, 2016.

f. Options Transactions The Fund can write (sell) put and call options on securities and indexes to earn premiums, for hedging purposes, for risk management purposes or otherwise as part of their investment strategies. In writing options, the Fund is required to deposit with the broker or counterparty, either in cash or securities, an amount equal to a percentage of the face value of the options. When an option is written, the premium received is recorded as an asset with an equal liability that is subsequently marked to market to reflect the market value of the written option. These liabilities, if any, are reflected as written options, at value, in the Fund’s Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchased transactions, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Fund purchasing or selling a security at a price different from its current market value.

g. Investment Income Dividend income is generally recorded on the ex-dividend date. Interest income, which includes amortization/accretion of premium/discount, is accrued and recorded daily.

h. Expenses Many expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets.

16

NOTES TO FINANCIAL STATEMENTS — RS INVESTMENT QUALITY BOND VIP SERIES (UNAUDITED)

i. Distributions to Shareholders The Fund intends to declare and distribute substantially all net investment income, if any, at least once a year. Distributions of net realized capital gains, if any, are declared and paid at least once a year. Unless the Fund is instructed otherwise, all distributions to shareholders are credited in the form of additional shares of the Fund at the net asset value, recorded on the ex-dividend date.

j. Capital Accounts Due to the timing of dividend distributions and the differences in accounting for income and realized gains/(losses) for financial statement purposes versus federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains/(losses) were recorded by the Fund.

Note 2. Transactions with Affiliates

a. Advisory Fee Under the terms of the advisory agreement, which is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to RS Investment Management Co. LLC (“RS Investments”). Guardian Investor Services LLC (“GIS”), a subsidiary of Guardian Life, holds a majority interest in RS Investments. RS Investments receives an investment advisory fee based on the average daily net assets of the Fund at an annual rate of 0.50%.

RS Investments has entered into a Sub-Advisory Agreement with Park Avenue Institutional Advisers LLC (“Park Avenue”), a wholly-owned subsidiary of GIS. Park Avenue is responsible for providing day-to-day investment advisory services to the Fund, subject to the oversight of the Board of Trustees of the Trust and RS Investments. Sub-investment advisory fees paid by RS Investments to Park Avenue do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers of the Trust who are interested persons, as defined in the 1940 Act, of RS Investments receive no compensation from the Fund for acting as such. Trustees of the Trust who are not interested persons of RS Investments receive compensation and reimbursement of expenses from the Trust.

c. Principal Underwriter RS Funds Distributor LLC (“RSFD”), a wholly owned subsidiary of RS Investments, is the principal underwriter of the Fund shares. The Trust has entered into a distribution agreement with RSFD, which governs the sale and distribution of shares of the Fund. RSFD receives no compensation from the Trust or from purchasers of the Fund shares for acting as distributor of the Class I shares.

Note 3. Federal Income Taxes

a. Distributions to Shareholders The tax character of distributions paid to shareholders during the year ended December 31, 2015, which is the most recently completed tax year, was as follows:

Ordinary Income	Long-Term Capital Gains
$24,092,661	$2,839,100

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences, and differing characterizations of distributions made by the Fund.

Permanent book and tax basis differences will result in reclassifications to paid-in capital, undistributed net investment income and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions. Undistributed net investment income and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions may include temporary book and tax differences, which will reverse in a subsequent period.

As of December 31, 2015, the Fund made the following reclassifications of permanent book and tax basis differences:

Paid-in Capital	Distributions in Excess of Net Investment Income	Accumulated Net Realized Loss
$(84,201)	$81,489	$2,712

During any particular year, net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, are normally distributed to shareholders annually.

In determining its taxable income, current tax law permits the Fund to elect to treat all or a portion of any net capital or currency loss realized after October 31 as occurring on the first day of the following fiscal year. For the year ended December 31, 2015, the Fund elected to defer net capital losses of $1,149,134.

b. Tax Basis of Investments The cost of investments for federal income tax purposes at June 30, 2016, was $718,626,942. The gross unrealized appreciation and depreciation on investments, on a tax basis, at June 30, 2016, aggregated $32,381,532 and $(4,258,058), respectively, resulting in net unrealized appreciation of $28,123,474.

17

NOTES TO FINANCIAL STATEMENTS — RS INVESTMENT QUALITY BOND VIP SERIES (UNAUDITED)

Note 4. Investments

a. Investment Purchases and Sales The cost of investments and U.S. government agency obligations purchased and the proceeds from U.S. government agency obligations and other investments sold (excluding short-term investments) for the six months ended June 30, 2016, were as follows:

	Other Investments	U.S. Government and Agency Obligations
Purchases	$17,517,905	$619,800,198
Sales	98,479,396	520,831,680

b. Derivative Instruments and Hedging Activities The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure at June 30, 2016.

Derivative Instrument Type	Statement of Assets and Liabilities Location	Value
Financial Futures Contracts	Net unrealized appreciation on futures contracts*	$350,632
*	The cumulative appreciation of financial futures contracts is reported in the notes to the Schedule of Investments. Only the daily change in variation margin as of the reporting date is presented in the Statement of Assets and Liabilities. See Note 1d for additional information on futures contracts.

The following is a summary of the effect of the Fund’s derivative instruments on the Statement of Operations for the six months ended June 30, 2016.

Derivative Instrument Type	Location of Gain/ (Loss) on Derivatives Recognized in Income	Amount
Financial Futures Contracts	Net realized gain from futures contracts	$1,579,824

	Net realized loss from written options	(10,482)

	Net change in unrealized appreciation/(depreciation) on futures contracts	655,671

The Fund held an average monthly face value of $38,386,959 in long position futures contracts for the six months ended June 30, 2016.

The Fund used exchange-traded U.S. Treasury futures and options on U.S. Treasury futures to generate income and manage interest rate exposure.

The Fund has entered into ISDA Master Agreements (“ISDA Agreements”) with various counterparties, which govern many types of derivative transactions (the

“Transactions”). An ISDA Agreement is a single contract with a counterparty that typically permits multiple Transactions governed by that contract to be net settled upon the designation by the non-defaulting party of an early termination date (the “Early Termination Date”) under such contract upon the occurrence of certain events of default or termination events. Upon the designation of such Early Termination Date, all Transactions governed by the applicable agreement may typically be terminated and a net settlement amount may be calculated. In addition, the Fund may receive and post cash and securities collateral under the ISDA Agreements, subject to the terms of the related credit support agreement. Such credit support agreement grants the non-defaulting party designating the Early Termination Date the right to liquidate the collateral that has been posted to it and apply the proceeds to the calculation of the net settlement amount. As of June 30, 2016, no derivative assets or liabilities are available for offset.

c. Repurchase Agreements The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller.

d. Loans Floating rate loans in which the Fund invests are primarily “senior” loans. Senior floating rate loans typically hold a senior position in the capital structure of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. A significant portion of the Fund’s floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments and may be, or become, illiquid. See Note 4(g) regarding below investment grade securities.

18

NOTES TO FINANCIAL STATEMENTS — RS INVESTMENT QUALITY BOND VIP SERIES (UNAUDITED)

The Fund may purchase second lien loans (secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations.

Transactions in loans often settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan or pay for a loan purchase for a substantial period of time after entering into the transactions.

e. Securities Purchased on a When-Issued or Delayed-Delivery Basis The Fund may purchase securities on a when-issued or delayed-delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than at the trade date purchase price. Although the Fund will generally enter into these transactions with the intention of taking delivery of the securities, it may sell the securities before the settlement date. Assets will be segregated when a Fund agrees to purchase on a when-issued or delayed-delivery basis. These transactions may create investment leverage.

f. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933 (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the guidelines and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of Investments.

g. Below Investment Grade Securities The Fund may invest in below investment grade securities (i.e. lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

h. Mortgage- and Asset-Backed Securities The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie Mac”), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

Note 5. Temporary Borrowings

The Fund, with other funds managed by RS Investments, is party to a $350 million committed revolving credit facility from State Street Bank and Trust Company and Northern Trust Company, for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated based on market rates at the time of borrowing. Under the term of the credit facility, in addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.11% per annum on its share of the unused portion of the credit facility.

For the six months ended June 30, 2016, the Fund did not borrow under the facility.

Note 6. Sales Transaction

On December 18, 2015, Victory Capital Management Inc. (“Victory Capital”) announced it had agreed to acquire RS Investments, subject to regulatory approvals in addition to customary closing conditions and consents, including approvals related to the Fund (the “Transaction”).

On January 19, 2016, the Board of Trustees of the Trust approved the reorganization of the Fund into a corresponding, newly-formed fund within the Victory family of funds (the “Acquiring Fund”) (the “Reorganization”), subject to shareholder approval of the Reorganization.

19

NOTES TO FINANCIAL STATEMENTS — RS INVESTMENT QUALITY BOND VIP SERIES (UNAUDITED)

Shareholder approval of the Reorganization was obtained as described further in the supplemental information section of this report.

On July 29, 2016, the Transaction and the Reorganization were consummated.

Note 7. Review for Subsequent Events

Management has evaluated subsequent events through the issuance of the Fund’s financial statements and determined that no material events have occurred that require disclosure other than the Transaction and the Reorganization.

Note 8. Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

20

SUPPLEMENTAL INFORMATION (UNAUDITED)

Meeting of Shareholders

A special meeting of the shareholders of RS Variable Products Trust (the “Trust”) was held on May 19, 2016. At the meeting, the shareholders of each series of the Trust voted to approve the reorganization of each such series into a corresponding series of Victory Variable Insurance Funds.

Proposal to Reorganize Series of the Trust into Corresponding Series of Victory Variable Insurance Funds

Series	Votes For	Votes Against/Withheld	Abstentions
RS Emerging Markets VIP Series	3,401,538.7903	121,554.1641	145,386.6036
RS High Yield VIP Series	5,793,195.7949	122,405.5448	178,960.0313
RS International VIP Series	11,622,369.8819	574,442.1452	541,818.2679
RS Investment Quality Bond VIP Series	54,956,162.2983	1,564,144.8878	2,175,970.0389
RS Large Cap Alpha VIP Series	20,943,611.9457	633,142.5830	1,076,570.0223
RS Low Duration Bond VIP Series	23,988,194.4220	478,209.0407	919,315.8373
RS S&P 500 Index VIP Series	7,275,687.8140	235,345.5598	322,672.9432
RS Small Cap Growth Equity VIP Series	6,570,019.8176	219,096.5872	381,825.6672

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. This information is also available, without charge, upon request, by calling toll-free 800-221-3253.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (i) without charge, upon request, by calling toll-free 800-221-3253; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Statement of Additional Information includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 800-221-3253.

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless accompanied or preceded by that Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

21

RS VARIABLE

PRODUCTS TRUST

RS LOW DURATION BOND VIP SERIES

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including as applicable, investment advisory fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2016, to June 30, 2016. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16-6/30/16	Expense Ratio During Period 1/1/16-6/30/16
Based on Actual Return	$1,000.00	$1,018.80	$2.66	0.53%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,022.23	$2.66	0.53%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

3

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

June 30, 2016 (unaudited)	Principal Amount	Value
Agency Mortgage-Backed Securities – 3.6%
FHLMC 1534 Z 5.00% due 6/15/2023(1)	$25,822	$27,597
5.00% due 8/1/2040(1)	1,883,462	2,081,362
20 H 5.50% due 10/25/2023(1)	13,822	15,005
7.00% due 9/1/2038(1)	8,748	10,716
FNMA
2.483% due 8/1/2046(1)(2)	18,379	18,431
5.00% due 2/1/2041 - 10/1/2041(1)	7,018,449	7,816,703

Total Agency Mortgage-Backed Securities (Cost $9,985,412)		9,969,814

	Principal Amount	Value
Asset-Backed Securities – 17.1%
Ally Auto Receivables Trust 2012-5 A4 0.85% due 1/16/2018(1)	290,054	290,011
2014-2 B 2.10% due 3/16/2020	1,000,000	1,010,904
Ally Master Owner Trust 2012-5 A 1.54% due 9/15/2019	2,000,000	2,006,281
American Express Credit Account Master Trust 2013-1 A 0.862% due 2/16/2021(1)(2)	1,800,000	1,804,128
2013-3 A 0.98% due 5/15/2019	2,000,000	2,001,339
2014-1 B 0.942% due 12/15/2021(2)	2,100,000	2,083,839
Ameriquest Mortgage Securities, Inc. 2003-5 A6 4.359% due 4/25/2033(2)	27,208	27,621
Avis Budget Rental Car Funding AESOP LLC 2013-1A A 1.92% due 9/20/2019(1)(3)	2,700,000	2,706,640
2014-1A A 2.46% due 7/20/2020(1)(3)	1,250,000	1,267,656
Bank of America Credit Card Trust 2007-A4 A4 0.482% due 11/15/2019(2)	3,000,000	2,995,349
Capital One Multi-Asset Execution Trust 2007-A5 A5 0.482% due 7/15/2020(2)	3,000,000	2,990,544
CarMax Auto Owner Trust 2015-2 A3 1.37% due 3/16/2020	2,100,000	2,106,667
Chase Issuance Trust 2007-C1 C1 0.902% due 4/15/2019(2)	700,000	698,211

June 30, 2016 (unaudited)	Principal Amount	Value
Asset-Backed Securities (continued)
Citibank Credit Card Issuance Trust 2014-A2 A2 1.02% due 2/22/2019(1)	$2,500,000	$2,502,604
CNH Equipment Trust 2014-B A4 1.61% due 5/17/2021(1)	1,000,000	1,006,925
DB Master Finance LLC 2015-1A A2I 3.262% due 2/20/2045(1)(3)	651,750	657,811
Discover Card Execution Note Trust 2015-A1 A1 0.792% due 8/17/2020(2)	2,500,000	2,505,031
Domino’s Pizza Master Issuer LLC 2012-1A A2 5.216% due 1/25/2042(1)(3)	737,656	759,196
First Investors Auto Owner Trust 2015-2A A1 1.59% due 12/16/2019(3)	715,927	714,859
Ford Credit Auto Lease Trust 2014-B A3 0.89% due 9/15/2017(1)	387,827	387,799
2015-B A2A 1.04% due 5/15/2018	2,093,386	2,093,519
Golden Credit Card Trust 2015-3A A 0.862% due 7/15/2019(2)(3)	2,400,000	2,396,974
Hyundai Auto Lease Securitization Trust 2014-B A4 1.26% due 9/17/2018(1)(3)	900,000	901,516
Hyundai Auto Receivables Trust 2013-A B 1.13% due 9/17/2018	1,390,000	1,388,467
Kubota Credit Owner Trust 2014-1A A3 1.16% due 5/15/2018(1)(3)	2,013,384	2,013,617
Mercedes Benz Auto Lease Trust 2015-B A2A 1.00% due 1/16/2018	448,258	448,389
2016-A A3 1.52% due 3/15/2019	1,100,000	1,102,038
Residential Asset Mortgage Products Trust 2002-RS4 AI5 6.163% due 8/25/2032(2)	20,695	19,723
Synchrony Credit Card Master Note Trust 2012-6 A 1.36% due 8/17/2020(1)	2,215,000	2,220,610
2016-1 A 2.04% due 3/15/2022	1,150,000	1,171,045
Toyota Auto Receivables Owner Trust 2014-C A3 0.93% due 7/16/2018	1,262,477	1,261,956

4	The accompanying notes are an integral part of these financial statements.

RS LOW DURATION BOND VIP SERIES

June 30, 2016 (unaudited)	Principal Amount	Value
Asset-Backed Securities (continued)
2016-A A3 1.25% due 3/16/2020	$1,600,000	$1,606,158

Total Asset-Backed Securities (Cost $47,035,002)		47,147,427

	Principal Amount	Value
Senior Secured Loans – 3.7%
Building Materials – 0.9%
ABC Supply Co., Inc. Term Loan 3.50% due 4/16/2020(2)	977,795	974,539
Generac Power Systems, Inc. Term Loan B 3.50% due 5/31/2020(2)	905,124	891,546
Quikrete Holdings, Inc. 1st Lien Term Loan 4.00% due 9/28/2020(2)	538,847	537,403

		2,403,488
Consumer Products – 0.3%
Bombardier Recreational Products, Inc. 2016 Term Loan B 3.75% due 6/21/2023(2)	977,143	963,707

		963,707
Gaming – 0.6%
Boyd Gaming Corp. Term Loan B 4.00% due 8/14/2020(2)	726,250	724,841
Scientific Games International, Inc. 2014 Term Loan B1 6.00% due 10/18/2020(2)	975,000	962,003

		1,686,844
Health Care – 0.4%
DaVita HealthCare Partners, Inc. Term Loan B 3.50% due 6/24/2021(2)	1,181,184	1,182,661

		1,182,661
Leisure – 0.6%
Kasima LLC New Term Loan B 3.25% due 5/17/2021(2)	1,539,338	1,535,013

		1,535,013
Lodging – 0.1%
Hilton Worldwide Finance LLC USD Term Loan B2 3.50% due 10/26/2020(2)	138,980	138,980

		138,980
Media - Entertainment – 0.7%
Tribune Media Co. Term Loan 3.75% due 12/27/2020(2)	312,131	310,961
WMG Acquisition Corp. New Term Loan 3.75% due 7/1/2020(2)	1,716,685	1,695,226

		2,006,187

June 30, 2016 (unaudited)	Principal Amount	Value
Pharmaceuticals – 0.1%
Amgen, Inc. Term Loan 1.631% due 9/18/2018(2)	$345,000	$343,493

		343,493
Total Senior Secured Loans (Cost $10,336,725)		10,260,373

	Principal Amount	Value
Commercial Mortgage-Backed Securities – 13.9%
American Tower Trust I 13 1A 1.551% due 3/15/2043(1)(3)	1,000,000	1,002,118
Banc of America Commercial Mortgage Trust 2007-3 AM 5.723% due 6/10/2049(1)(2)	950,000	974,293
2008-1 A4 6.436% due 2/10/2051(1)(2)	1,513,722	1,593,127
Bear Stearns Commercial Mortgage Securities Trust 2006-T24 AM 5.568% due 10/12/2041(1)(2)	1,700,000	1,706,443
2007-PW16 AM 5.91% due 6/11/2040(2)	160,000	165,368
Citigroup Commercial Mortgage Trust 2006-C5 A4 5.431% due 10/15/2049(1)	701,869	703,216
Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD2 AM 5.506% due 1/15/2046(1)(2)	10,375	10,365
2006-CD3 A5 5.617% due 10/15/2048(1)	721,258	721,592
2006-CD3 AM 5.648% due 10/15/2048(1)	1,350,000	1,360,018
Commercial Mortgage Trust 2014-CR15 A2 2.928% due 2/10/2047	2,200,000	2,274,150
Credit Suisse Commercial Mortgage Trust 2006-C4 AM 5.509% due 9/15/2039	1,202,809	1,202,199
2006-C5 AM 5.343% due 12/15/2039	1,950,000	1,968,084
GS Mortgage Securities Trust 2013-GC16 A2 3.033% due 11/10/2046	1,900,000	1,961,367
Hilton U.S.A. Trust 2013-HLT AFX 2.662% due 11/5/2030(1)(3)	2,000,000	2,008,540
JPMBB Commercial Mortgage Securities Trust 2013-C15 A2 2.977% due 11/15/2045	764,530	789,361

The accompanying notes are an integral part of these financial statements.	5

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

June 30, 2016 (unaudited)	Principal Amount	Value
Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2006-LDP7 AM 6.184% due 4/17/2045(1)(2)	$1,007,886	$1,006,546
2007-CB18 A4 5.44% due 6/12/2047(1)	1,665,705	1,691,015
2007-LD12 AM 6.203% due 2/15/2051(1)(2)	2,100,000	2,177,026
2013-C16 A2 3.07% due 12/15/2046	1,639,777	1,695,674
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11 A2 3.085% due 8/15/2046	1,600,000	1,658,963
2013-C13 A2 2.936% due 11/15/2046(1)	1,500,000	1,546,666
2013-C8 A2 1.689% due 12/15/2048(1)	253,960	254,695
Morgan Stanley Capital I Trust 2007-IQ16 A4 5.809% due 12/12/2049(1)	1,035,907	1,075,590
SBA Tower Trust 2.24% due 4/15/2043(3)	1,450,000	1,453,967
2.933% due 12/15/2042(1)(3)	500,000	500,871
Wachovia Bank Commercial Mortgage Trust 2006-C28 AM 5.603% due 10/15/2048(2)	1,500,000	1,509,513
2007-C31 AM 5.591% due 4/15/2047(1)(2)	1,300,000	1,328,369
2007-C33 AM 6.147% due 2/15/2051(1)(2)	2,250,000	2,316,898
Wells Fargo Commercial Mortgage Trust 2012-LC5 A2 1.844% due 10/15/2045	1,510,000	1,519,029

Total Commercial Mortgage-Backed Securities (Cost $39,588,405)		38,175,063

	Principal Amount	Value
Corporate Bonds – 36.9%
Aerospace & Defense – 0.4%
Harris Corp. Sr. Nt. 1.999% due 4/27/2018(1)	1,000,000	1,005,091
L-3 Communications Corp. 3.95% due 11/15/2016	200,000	202,088

		1,207,179
Automotive – 0.9%
General Motors Financial Co., Inc. 3.25% due 5/15/2018(1)	2,500,000	2,551,820

		2,551,820
Banking – 6.5%
Ally Financial, Inc. 2.75% due 1/30/2017(1)	1,600,000	1,607,478

June 30, 2016 (unaudited)	Principal Amount	Value
Banking (continued)
Bank of America Corp. Sr. Nt. 1.70% due 8/25/2017(1)	$2,500,000	$2,509,357
Barclays Bank PLC Sub. Nt. 6.05% due 12/4/2017(1)(3)	700,000	733,062
Capital One N.A. Sr. Nt. 1.50% due 3/22/2018	2,000,000	1,993,824
Citigroup, Inc. Sr. Nt. 1.85% due 11/24/2017(1)	2,000,000	2,011,024
Deutsche Bank AG Sr. Nt. 1.875% due 2/13/2018(1)	2,250,000	2,235,913
HSBC U.S.A., Inc. Sr. Nt. 1.625% due 1/16/2018(1)	500,000	499,109
Lloyds Bank PLC 1.75% due 3/16/2018(1)	1,500,000	1,496,100
4.20% due 3/28/2017(1)	500,000	511,336
Morgan Stanley Sr. Nt. 2.45% due 2/1/2019	1,000,000	1,018,775
Regions Bank/Birmingham AL Sub. Nt. 7.50% due 5/15/2018(1)	500,000	548,348
Societe Generale S.A. 2.75% due 10/12/2017(1)	500,000	508,185
The Huntington National Bank Sr. Nt. 1.30% due 11/20/2016(1)	1,000,000	1,001,122
UBS AG/Stamford CT Sr. Nt. 1.80% due 3/26/2018(1)	1,250,000	1,261,893

		17,935,526
Brokerage Assetmanagers Exchanges – 0.7%
Nomura Holdings, Inc. Sr. Nt. 2.00% due 9/13/2016(1)	1,000,000	1,001,726
S&P Global, Inc. Sr. Nt. 2.50% due 8/15/2018	895,000	913,442

		1,915,168
Building Materials – 0.2%
Martin Marietta Materials, Inc. Sr. Nt. 6.60% due 4/15/2018(1)	500,000	538,577

		538,577
Cable Satellite – 0.7%
Time Warner Cable, Inc. 5.85% due 5/1/2017(1)	1,750,000	1,811,556

		1,811,556

6	The accompanying notes are an integral part of these financial statements.

RS LOW DURATION BOND VIP SERIES

June 30, 2016 (unaudited)	Principal Amount	Value
Communications – 0.7%
AT&T, Inc. Sr. Nt. 2.40% due 3/15/2017	$1,950,000	$1,966,489

		1,966,489
Construction Machinery – 0.2%
CNH Industrial Capital LLC 3.25% due 2/1/2017(1)	500,000	503,000

		503,000
Consumer Products – 1.3%
Newell Rubbermaid, Inc. Sr. Nt. 2.60% due 3/29/2019	3,500,000	3,591,634

		3,591,634
Diversified Manufacturing – 0.2%
Pentair Finance S.A. 1.875% due 9/15/2017(1)	500,000	499,092

		499,092
Electric – 2.7%
American Electric Power Co., Inc. Sr. Nt. 1.65% due 12/15/2017(1)	300,000	300,865
CMS Energy Corp. Sr. Nt. 6.55% due 7/17/2017(1)	500,000	526,421
DPL, Inc. Sr. Nt. 6.50% due 10/15/2016	15,000	15,000
Exelon Corp. Sr. Nt. 1.55% due 6/9/2017	1,250,000	1,252,164
FirstEnergy Corp. Sr. Nt. Series A 2.75% due 3/15/2018(1)	1,100,000	1,113,698
GenOn Energy, Inc. Sr. Nt. 7.875% due 6/15/2017(1)	1,000,000	840,000
NextEra Energy Capital Holdings, Inc. 1.586% due 6/1/2017(1)	1,000,000	1,002,410
Southern Power Co. Sr. Nt. 1.85% due 12/1/2017	1,250,000	1,259,864
The Dayton Power & Light Co. 1.875% due 9/15/2016	1,200,000	1,201,561

		7,511,983
Finance Companies – 1.7%
AerCap Ireland Capital Ltd. 2.75% due 5/15/2017	1,600,000	1,601,077
Air Lease Corp. Sr. Nt. 2.125% due 1/15/2018(1)	1,500,000	1,492,500
CIT Group, Inc. Sr. Nt. 4.25% due 8/15/2017(1)	1,500,000	1,527,750

		4,621,327

June 30, 2016 (unaudited)	Principal Amount	Value
Financial - Other – 0.1%
Icahn Enterprises LP 3.50% due 3/15/2017(1)	$300,000	$301,290

		301,290
Food And Beverage – 2.1%
Anheuser-Busch InBev Finance, Inc. 1.90% due 2/1/2019	1,500,000	1,525,470
Kraft Heinz Foods Co. 1.60% due 6/30/2017(3)	3,000,000	3,010,080
Molson Coors Brewing Co. 1.45% due 7/15/2019	1,250,000	1,253,165

		5,788,715
Government Related – 1.3%
Abu Dhabi National Energy Co. PJSC Sr. Nt. 2.50% due 1/12/2018(1)(3)	500,000	502,760
CNOOC Nexen Finance 2014 ULC 1.625% due 4/30/2017(1)	2,000,000	2,003,270
Petroleos Mexicanos 5.50% due 2/4/2019(3)	1,000,000	1,051,000

		3,557,030
Healthcare – 1.6%
Becton Dickinson and Co. Sr. Nt. 1.80% due 12/15/2017(1)	1,500,000	1,512,262
Laboratory Corp. of America Holdings Sr. Nt. 2.50% due 11/1/2018(1)	750,000	761,870
St. Jude Medical, Inc. Sr. Nt. 2.00% due 9/15/2018	2,000,000	2,022,850

		4,296,982
Home Construction – 0.4%
DR Horton, Inc. 3.625% due 2/15/2018(1)	500,000	507,975
Lennar Corp. 4.50% due 6/15/2019(1)	640,000	664,256

		1,172,231
Independent Energy – 0.4%
Canadian Natural Resources Ltd. Sr. Nt. 1.75% due 1/15/2018	1,000,000	991,247

		991,247
Industrial - Other – 0.7%
AECOM Global II LLC 3.85% due 4/1/2017(1)	500,000	503,445
Hutchison Whampoa International 14 Ltd. 1.625% due 10/31/2017(1)(3)	1,500,000	1,506,838

		2,010,283

The accompanying notes are an integral part of these financial statements.	7

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

June 30, 2016 (unaudited)	Principal Amount	Value
Insurance: Property - Casualty – 0.8%
Assurant, Inc. Sr. Nt. 2.50% due 3/15/2018(1)	$1,408,000	$1,425,037
XLIT Ltd. 2.30% due 12/15/2018(1)	750,000	757,723

		2,182,760
Media - Entertainment – 0.6%
The Interpublic Group of Cos., Inc. Sr. Nt. 2.25% due 11/15/2017(1)	1,500,000	1,509,681

		1,509,681
Metals And Mining – 0.4%
Teck Resources Ltd. 2.50% due 2/1/2018(1)	150,000	149,625
Vale Overseas Ltd. 6.25% due 1/23/2017	1,000,000	1,022,900

		1,172,525
Midstream – 1.2%
Buckeye Partners LP Sr. Nt. 2.65% due 11/15/2018(1)	1,000,000	1,014,113
Columbia Pipeline Group, Inc. 2.45% due 6/1/2018	500,000	501,612
Kinder Morgan, Inc. 2.00% due 12/1/2017(1)	1,700,000	1,690,907

		3,206,632
Oil Field Services – 0.2%
Nabors Industries, Inc. 2.35% due 9/15/2016(1)	600,000	599,072

		599,072
Pharmaceuticals – 4.0%
AbbVie, Inc. Sr. Nt. 2.00% due 11/6/2018	2,500,000	2,525,522
Actavis Funding SCS 2.35% due 3/12/2018(1)	2,200,000	2,229,984
Celgene Corp. Sr. Nt. 2.125% due 8/15/2018	1,200,000	1,217,935
Gilead Sciences, Inc. Sr. Nt. 1.85% due 9/4/2018	2,000,000	2,035,466
Mallinckrodt International Finance S.A. 3.50% due 4/15/2018(1)	850,000	826,625
Mylan N.V. 2.50% due 6/7/2019(3)	1,500,000	1,519,917
Mylan, Inc. 1.35% due 11/29/2016(1)	750,000	749,172

		11,104,621
Real Estate Investment Trusts – 0.5%
Realty Income Corp. Sr. Nt. 5.375% due 9/15/2017(1)	560,000	586,080

June 30, 2016 (unaudited)	Principal Amount	Value
Real Estate Investment Trusts (continued)
Select Income REIT Sr. Nt. 2.85% due 2/1/2018(1)	$750,000	$755,875

		1,341,955
Refining – 0.4%
Marathon Petroleum Corp. Sr. Nt. 2.70% due 12/14/2018	1,000,000	1,022,454

		1,022,454
Restaurants – 0.3%
McDonald’s Corp. Sr. Nt. 2.10% due 12/7/2018	750,000	767,529

		767,529
Retailers – 1.5%
CVS Health Corp. Sr. Nt. 1.20% due 12/5/2016(1)	1,250,000	1,251,980
Walgreens Boots Alliance, Inc. Sr. Nt. 1.75% due 11/17/2017 - 5/30/2018	2,950,000	2,971,721

		4,223,701
Technology – 2.5%
Diamond 1 Finance Corp. Sr. Sec. Nt. 3.48% due 6/1/2019(3)	1,250,000	1,280,513
Fidelity National Information Services, Inc. 1.45% due 6/5/2017	1,750,000	1,747,933
Hewlett Packard Enterprise Co. Sr. Nt. 2.45% due 10/5/2017(3)	2,500,000	2,532,400
KLA-Tencor Corp. Sr. Nt. 2.375% due 11/1/2017(1)	1,000,000	1,008,523
NXP B.V. 3.50% due 9/15/2016(3)	236,000	236,244

		6,805,613
Tobacco – 0.7%
Reynolds American, Inc. 2.30% due 6/12/2018	2,000,000	2,032,084

		2,032,084
Wireless – 1.0%
American Tower Corp. Sr. Nt. 4.50% due 1/15/2018(1)	2,690,000	2,806,423

		2,806,423
Total Corporate Bonds (Cost $100,931,534)		101,546,179

	Principal Amount	Value
Non-Agency Mortgage-Backed Securities – 7.1%
Banc of America Funding Trust 2005-D A1 2.926% due 5/25/2035(1)(2)	597,854	609,493

8	The accompanying notes are an integral part of these financial statements.

RS LOW DURATION BOND VIP SERIES

June 30, 2016 (unaudited)	Principal Amount	Value
Non-Agency Mortgage-Backed Securities (continued)
Banc of America Mortgage Securities Trust 2003-J 2A2 3.039% due 11/25/2033(1)(2)	$494,238	$491,426
Bear Stearns ALT-A Trust 2003-3 2A 2.833% due 10/25/2033(1)(2)	884,999	878,282
2004-4 A1 1.053% due 6/25/2034(1)(2)	490,004	464,808
2004-6 1A 1.093% due 7/25/2034(1)(2)	426,871	405,043
2004-7 2A1 2.937% due 8/25/2034(1)(2)	739,321	740,247
Chase Mortgage Finance Trust 2007-A1 2A1 3.044% due 2/25/2037(1)(2)	155,772	155,320
Countrywide Home Loans Mortgage Pass-Through Trust 2002-19 1A1 6.25% due 11/25/2032	14,373	14,845
CS First Boston Mortgage Securities Corp. 2003-23 2A8 4.50% due 10/25/2018(1)	24,816	24,773
2003-8 2A1 5.00% due 4/25/2018(1)	17,224	17,458
2004-5 5A1 5.00% due 8/25/2019	78,341	79,113
2004-AR5 3A1 2.835% due 6/25/2034(1)(2)	462,046	438,703
2004-AR5 6A1 3.06% due 6/25/2034(1)(2)	974,799	968,235
2004-AR7 4A1 2.818% due 11/25/2034(1)(2)	900,365	906,412
Fannie Mae Connecticut Avenue Securities 2015-C01 1M1 1.953% due 2/25/2025(2)	1,469,458	1,470,398
Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN4 M2 2.853% due 10/25/2024(2)	726,464	731,528
GSR Mortgage Loan Trust 2005-AR6 1A1 2.978% due 9/25/2035(1)(2)	569,094	580,671
Impac CMB Trust 2004-7 1A1 1.193% due 11/25/2034(1)(2)	995,012	927,476
JPMorgan Mortgage Trust 2004-S1 1A7 5.00% due 9/25/2034(1)	12,770	13,068
2004-S2 1A3 4.75% due 11/25/2019(1)	33,751	34,283
2005-A1 3A1 2.916% due 2/25/2035(1)(2)	174,865	176,608
2006-A2 5A1 2.705% due 11/25/2033(1)(2)	227,502	228,418
Master Adjustable Rate Mortgages Trust 2004-13 2A1 2.851% due 4/21/2034(1)(2)	323,735	323,857

June 30, 2016 (unaudited)	Principal Amount	Value
Non-Agency Mortgage-Backed Securities (continued)
2004-13 3A7 2.924% due 11/21/2034(1)(2)	$996,647	$1,013,010
Master Asset Securitization Trust 2003-5 2A1 5.00% due 6/25/2018	25,234	25,774
Merrill Lynch Mortgage Investors Trust 2004-B A1 0.953% due 5/25/2029(1)(2)	485,815	471,841
2005-A2 A2 2.65% due 2/25/2035(1)(2)	753,919	751,756
Morgan Stanley Mortgage Loan Trust 2004-1 1A9 4.50% due 11/25/2018(1)	21,161	21,310
2004-7AR 2A1 2.669% due 9/25/2034(1)(2)	645,271	630,056
2005-6AR 1A1 0.733% due 11/25/2035(1)(2)	411,657	396,156
MortgageIT Trust 2004-1 A1 1.233% due 11/25/2034(1)(2)	822,445	778,223
Prime Mortgage Trust 2003-3 A9 5.50% due 1/25/2034(1)	118,288	117,588
2004-2 A2 4.75% due 11/25/2019(1)	52,405	52,466
Residential Asset Mortgage Products Trust 2005-SL1 A4 6.00% due 5/25/2032(1)	835	833
Residential Asset Securitization Trust 2003-A2 A1 4.25% due 5/25/2033(1)	297,139	292,945
Residential Funding Mortgage Securities I Trust 2005-S3 A1 4.75% due 3/25/2020	23,189	23,450
Structured Adjustable Rate Mortgage Loan Trust 2004-6 4A1 2.945% due 6/25/2034(1)(2)	484,703	480,757
Structured Asset Securities Corp. 2003-29 2A1 5.25% due 9/25/2023(1)	141,170	142,858
2003-34A 3A2 2.876% due 11/25/2033(1)(2)	661,910	645,698
2004-21XS 2A6A 4.74% due 12/25/2034(1)(2)	5,399	5,483
2004-3 3A1 5.50% due 3/25/2019(1)	37,532	38,048
Thornburg Mortgage Securities Trust 2004-3 A 1.193% due 9/25/2044(1)(2)	729,206	664,812
Wells Fargo Mortgage Backed Securities Trust 2003-J 2A1 2.636% due 10/25/2033(1)	48,998	49,094
2003-N 2A1 2.666% due 12/25/2033(1)(2)	108,512	106,177

The accompanying notes are an integral part of these financial statements.	9

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

June 30, 2016 (unaudited)	Principal Amount	Value
Non-Agency Mortgage-Backed Securities (continued)
2004-M A7 2.781% due 8/25/2034(1)(2)	$331,528	$332,256
2004-O A1 2.757% due 8/25/2034(1)(2)	178,411	176,895
2004-Z 2A2 2.851% due 12/25/2034(1)	158,896	157,871
2005-AR10 2A6 2.88% due 6/25/2035(1)(2)	192,028	194,122
2005-AR12 2A5 2.896% due 6/25/2035(1)(2)	343,353	348,908
2005-AR12 2A6 2.896% due 6/25/2035(1)(2)	294,232	296,772
2005-AR16 3A2 2.938% due 3/25/2035(1)(2)	618,895	619,609

Total Non-Agency Mortgage-Backed Securities (Cost $19,697,033)		19,515,233

	Principal Amount	Value
U.S. Agencies – 0.2%
FHLMC 2.00% due 8/25/2016(1)	600,000	601,403

Total U.S. Agencies (Cost $600,741)		601,403

	Principal Amount	Value
U.S. Government Securities – 12.0%
U.S. Treasury Notes 0.50% due 11/30/2016(1)	5,800,000	5,803,121
0.75% due 1/15/2017(1)	3,715,000	3,721,167
0.75% due 2/28/2018 - 4/30/2018	13,110,000	13,146,604
0.875% due 7/15/2017 - 4/15/2019	10,400,000	10,439,956

Total U.S. Government Securities (Cost $33,043,865)		33,110,848

June 30, 2016 (unaudited)	Principal Amount	Value
Repurchase Agreements – 5.5%

Fixed Income Clearing Corp. Repurchase Agreement, 0.03%, dated 6/30/2016, maturity value of $15,167,013, due 7/1/2016(4)	$15,167,000	$15,167,000
Total Repurchase Agreements (Cost $15,167,000)		15,167,000
Total Investments - 100.0% (Cost $276,385,717)		275,493,340
Other Liabilities, Net - 0.0%		(106,787)
Total Net Assets - 100.0%		$275,386,553

(1)	Securities are segregated to cover anticipated or existing derivative positions or to be announced securities (TBA).
(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at June 30, 2016.
(3)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At June 30, 2016, the aggregate market value of these securities amounted to $28,756,579, representing 10.4% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Inflation Indexed Note	0.125%	4/15/2017	$15,474,080

The table below presents futures contracts as of June 30, 2016:

Description	Counterparty	Number of Contracts	Expiration	Face Value (000s)	Unrealized Appreciation
Purchased Futures Contracts
2 YR U.S. Treasury Note	Goldman Sachs & Co.	374	9/30/2016	$82,029	$548,097
5 YR U.S. Treasury Note	Goldman Sachs & Co.	83	9/30/2016	10,140	121,070

Total					$669,167

Description	Counterparty	Number of Contracts	Expiration	Face Value (000s)	Unrealized Depreciation
Sold Futures Contracts
10 YR U.S. Treasury Note	Goldman Sachs & Co.	37	9/21/2016	$4,920	$(99,777)

10	The accompanying notes are an integral part of these financial statements.

RS LOW DURATION BOND VIP SERIES

The following is a summary of the inputs used as of June 30, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage-Backed Securities	$—	$9,969,814	$—	$9,969,814
Asset-Backed Securities	—	47,147,427	—	47,147,427
Senior Secured Loans	—	10,260,373	—	10,260,373
Commercial Mortgage-Backed Securities	—	38,175,063	—	38,175,063
Corporate Bonds	—	101,546,179	—	101,546,179
Non-Agency Mortgage-Backed Securities	—	19,515,233	—	19,515,233
U.S. Agencies	—	601,403	—	601,403
U.S. Government Securities	—	33,110,848	—	33,110,848
Repurchase Agreements	—	15,167,000	—	15,167,000
Other Financial Instruments:
Financial Futures Contracts	569,390	—	—	569,390
Total	$569,390	$275,493,340	$—	$276,062,730

The accompanying notes are an integral part of these financial statements.	11

FINANCIAL INFORMATION — RS LOW DURATION BOND VIP SERIES

Statement of Assets and Liabilities As of June 30, 2016 (unaudited)
Assets
Investments, at value	$275,493,340
Cash	314
Cash deposits with brokers for futures contracts	309,000
Interest receivable	950,119
Receivable for variation margin on futures contracts	61,970
Receivable for fund shares subscribed	25,829
Prepaid expenses	718

Total Assets	276,841,290

Liabilities
Payable for investments purchased	1,249,375
Payable to adviser	101,361
Payable for fund shares redeemed	24,764
Accrued trustees’ fees	5,861
Accrued expenses/other liabilities	73,376

Total Liabilities	1,454,737

Total Net Assets	$275,386,553

Net Assets Consist of:
Paid-in capital	$277,165,399
Accumulated undistributed net investment income	1,888,013
Accumulated net realized loss from investments and futures contracts	(3,343,872)
Net unrealized depreciation on investments and futures contracts	(322,987)

Total Net Assets	$275,386,553

Investments, at Cost	$276,385,717

Pricing of Shares
Shares of Beneficial Interest Outstanding with No Par Value	26,686,052
Net Asset Value Per Share	$10.32

Statement of Operations For the Six-Month Period Ended June 30, 2016 (unaudited)
Investment Income
Interest	$2,599,463

Total Investment Income	2,599,463

Expenses
Investment advisory fees	598,722
Custodian fees	30,921
Professional fees	25,118
Administrative service fees	13,976
Shareholder reports	13,483
Transfer agent fees	11,120
Trustees’ fees	9,693
Other expenses	8,417

Total Expenses	711,450

Net Investment Income	1,888,013

Realized Gain/(Loss) and Change in Unrealized Appreciation/Depreciation on Investments and Futures Contracts
Net realized loss from investments	(880,557)
Net realized gain from futures contracts	171,429
Net change in unrealized appreciation/depreciation on investments	3,041,113
Net change in unrealized appreciation/depreciation on futures contracts	676,980

Net Gain on Investments and Futures Contracts	3,008,965

Net Increase in Net Assets Resulting from Operations	$4,896,978

12	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — RS LOW DURATION BOND VIP SERIES

Statements of Changes in Net Assets Six-Months-Ended Numbers are unaudited

	For the Six Months Ended 6/30/16	For the Year Ended 12/31/15

Operations
Net investment income	$1,888,013	$3,645,377
Net realized loss from investments and futures contracts	(709,128)	(862,133)
Net change in unrealized appreciation/depreciation on investments and futures contracts	3,718,093	(1,493,879)

Net Increase in Net Assets Resulting from Operations	4,896,978	1,289,365

Distributions to Shareholders
Net investment income	—	(3,703,445)

Total Distributions	—	(3,703,445)

Capital Share Transactions
Proceeds from sales of shares	23,420,364	34,018,772
Reinvestment of distributions	—	3,703,445
Cost of shares redeemed	(29,094,741)	(24,658,158)

Net Increase/(Decrease) in Net Assets Resulting from Capital Share Transactions	(5,674,377)	13,064,059

Net Increase/(Decrease) in Net Assets	(777,399)	10,649,979

Net Assets
Beginning of period	276,163,952	265,513,973

End of period	$275,386,553	$276,163,952

Accumulated Undistributed Net Investment Income Included in Net Assets	$1,888,013	$—

Other Information:
Shares
Sold	2,286,526	3,303,142
Reinvested	—	365,592
Redeemed	(2,858,879)	(2,393,868)

Net Increase/(Decrease)	(572,353)	1,274,866

The accompanying notes are an integral part of these financial statements.	13

FINANCIAL INFORMATION — RS LOW DURATION BOND VIP SERIES

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions).

Financial Highlights Six-Months-Ended Numbers are unaudited
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains		Total Distributions
Six Months Ended 6/30/16[1]	$10.13	$0.07	[2]	$0.12	$0.19	$—	$—		$—
Year Ended 12/31/15	10.22	0.14	[2]	(0.09)	0.05	(0.14)	—		(0.14)
Year Ended 12/31/14	10.30	0.18		(0.08)	0.10	(0.18)	—		(0.18)
Year Ended 12/31/13	10.45	0.17		(0.15)	0.02	(0.17)	—	[5]	(0.17)
Year Ended 12/31/12	10.33	0.20		0.12	0.32	(0.20)	—	[5]	(0.20)
Year Ended 12/31/11	10.39	0.25		(0.05)	0.20	(0.25)	(0.01)		(0.26)

14	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — RS LOW DURATION BOND VIP SERIES

Net Asset Value, End of Period	Total Return[3]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[4]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income to Average Net Assets[4]	Gross Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
$10.32	1.88%	$275,387	0.53%	0.53%	1.42%	1.42%	21%
10.13	0.47%	276,164	0.53%	0.53%	1.33%	1.33%	38%
10.22	0.92%	265,514	0.55%	0.55%	1.74%	1.74%	39%
10.30	0.24%	243,986	0.55%	0.55%	1.75%	1.75%	60%
10.45	3.16%	209,164	0.56%	0.56%	2.17%	2.17%	66%
10.33	1.91%	146,318	0.57%	0.57%	2.71%	2.71%	58%

Distributions reflect actual per-share amounts distributed for the period.

[1]	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

[2]	Calculated based on the average shares outstanding during the period.

[3]	Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.‘s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

[4]	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.

[5]	Rounds to $0.00 per share.

The accompanying notes are an integral part of these financial statements.	15

NOTES TO FINANCIAL STATEMENTS — RS LOW DURATION BOND VIP SERIES (UNAUDITED)

June 30, 2016 (unaudited)

RS Variable Products Trust (the “Trust”), a Massachusetts business trust organized on May 18, 2006, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently offers eight series. RS Low Duration Bond VIP Series (the “Fund”) is a series of the Trust. The Fund is a diversified fund. The financial statements for the other remaining series of the Trust are presented in separate reports.

The Fund has authorized an unlimited number of shares of beneficial interest with no par value. The Fund currently offers only Class I shares. Shares are bought and sold at closing net asset value (“NAV”). Class I shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity and variable life insurance contracts issued by GIAC. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

Note 1. Significant Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Fund is responsible for the valuation of portfolio securities. The valuations of debt securities for which quoted bid prices are readily available are valued at the bid price by independent pricing services (each, a “Service”). Debt securities for which quoted bid prices are not readily available are valued by a Service at the evaluated bid price provided by the Service or the bid price provided by an independent broker-dealer.

Other marketable securities are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”) are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates market value (see Note 4c). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”).

Securities for which market quotations are not readily available or for which market quotations may be considered unreliable or for which a Service or independent broker-dealer does not provide a valuation are valued at their fair values as determined in accordance with guidelines and procedures adopted by the Trust’s Board of Trustees.

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with guidelines and procedures adopted by the Board of Trustees.

In accordance with FASB Accounting Standards Codification Topic 820 (“ASC Topic 820”), fair value is defined as the price that the Fund would receive upon selling an investment in an “arm’s length” transaction to a willing buyer in the principal or most advantageous market for the investment. ASC Topic 820 established a hierarchy for classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — inputs other than unadjusted quoted prices that are observable either directly or indirectly (including adjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

16

NOTES TO FINANCIAL STATEMENTS — RS LOW DURATION BOND VIP SERIES (UNAUDITED)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A security’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2016, the Fund had no securities classified as Level 3.

The Fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the reporting period. For the six months ended June 30, 2016, there were no transfers between Level 1, Level 2 and Level 3.

In determining a security’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures).

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, loans, state, municipal and provincial obligations, certain foreign equity securities and commercial paper and other short-term securities valued at amortized cost in accordance with Rule 2a-7 under the 1940 Act.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

b. Taxes The Fund intends to continue complying with the requirements of the Internal Revenue Code to qualify as a regulated investment company and to distribute substantially all net investment income and realized net capital gains, if any, to shareholders. Therefore, the Fund does not expect to be subject to income tax, and no provision for such tax has been made.

From time to time, however, the Fund may choose to pay an excise tax if the cost of making the required distribution exceeds the amount of the excise tax.

As of June 30, 2016, the Trust has reviewed the tax positions for open periods, as applicable to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements. The Trust is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of Operations. For the six months ended June 30, 2016, the Fund did not incur any such interest or penalties. The Fund is not subject to examination by U.S. federal tax authorities for tax years before 2012 and by state authorities for tax years before 2011.

17

NOTES TO FINANCIAL STATEMENTS — RS LOW DURATION BOND VIP SERIES (UNAUDITED)

c. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

d. Futures Contracts The Fund may enter into financial futures contracts. In entering into such contracts, the Fund is required to deposit with the counterparty, either in cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Fund, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

e. Investment Income Dividend income is generally recorded on the ex-dividend date. Interest income, which includes amortization/accretion of premium/discount, is accrued and recorded daily.

f. Expenses Many expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets.

g. Distributions to Shareholders The Fund intends to declare and distribute substantially all net investment income, if any, at least once a year. Distributions of net realized capital gains, if any, are declared and paid at least once a year. Unless the Fund is instructed otherwise, all distributions to shareholders are credited in the form of additional shares of the Fund at the net asset value, recorded on the ex-dividend date.

h. Capital Accounts Due to the timing of dividend distributions and the differences in accounting for income and realized gains/(losses) for financial statement purposes versus federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains/(losses) were recorded by the Fund.

Note 2. Transactions with Affiliates

a. Advisory Fee Under the terms of the advisory agreement, which is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to RS Investment Management Co. LLC (“RS Investments”). Guardian Investor Services LLC (“GIS”), a subsidiary of Guardian Life, holds a majority interest in RS Investments. RS Investments receives an investment advisory fee based on the average daily net assets of the Fund at an annual rate of 0.45%.

RS Investments has entered into a Sub-Advisory Agreement with Park Avenue Institutional Advisers LLC (“Park Avenue”), a wholly-owned subsidiary of GIS. Park Avenue is responsible for providing day-to-day investment advisory services to the Fund, subject to the oversight of the Board of Trustees of the Trust and RS Investments. Sub-investment advisory fees paid by RS Investments to Park Avenue do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers of the Trust who are interested persons, as defined in the 1940 Act, of RS Investments receive no compensation from the Fund for acting as such. Trustees of the Trust who are not interested persons of RS Investments receive compensation and reimbursement of expenses from the Trust.

c. Principal Underwriter RS Funds Distributor LLC (“RSFD”), a wholly owned subsidiary of RS Investments, is the principal underwriter of the Fund shares. The Trust has entered into a distribution agreement with RSFD, which governs the sale and distribution of shares of the Fund. RSFD receives no compensation from the Trust or from purchasers of the Fund shares for acting as distributor of the Class I shares.

Note 3. Federal Income Taxes

a. Distributions to Shareholders The tax character of distributions paid to shareholders during the year ended December 31, 2015, which is the most recently completed tax year, was as follows:

Ordinary Income
$3,703,445

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences, and differing characterizations of distributions made by the Fund.

Permanent book and tax basis differences will result in reclassifications to paid-in capital, undistributed net investment income and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions. Undistributed net investment income and accumulated undistributed net realized gain/(loss) on

18

NOTES TO FINANCIAL STATEMENTS — RS LOW DURATION BOND VIP SERIES (UNAUDITED)

investments and foreign currency transactions may include temporary book and tax differences, which will reverse in a subsequent period.

As of December 31, 2015, the Fund made the following reclassifications of permanent book and tax basis differences:

Paid-in Capital	Distributions In Excess of Net Investment Income
$(58,068)	$58,068

During any particular year, net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, are normally distributed to shareholders annually.

Capital loss carryovers available to the Fund at December 31, 2015 were $2,031,719, with no expiration date.

In determining its taxable income, current tax law permits the Fund to elect to treat all or a portion of any net capital or currency loss realized after October 31 as occurring on the first day of the following fiscal year. For the year ended December 31, 2015, the Fund elected to defer net capital losses of $710,281.

b. Tax Basis of Investments The cost of investments for federal income tax purposes at June 30, 2016, was $276,388,665. The gross unrealized appreciation and depreciation on investments, on a tax basis, at June 30, 2016, aggregated $1,159,641 and $(2,054,966), respectively, resulting in net unrealized depreciation of $(895,325).

Note 4. Investments

a. Investment Purchases and Sales The cost of investments and U.S. government agency obligations purchased and the proceeds from U.S. government agency obligations and other investments sold (excluding short-term investments) for the six months ended June 30, 2016, were as follows:

	Other Investments	U.S. Government and Agency Obligations
Purchases	$33,688,316	$43,283,568
Sales	20,252,852	33,310,407

b. Derivative Instruments and Hedging Activities The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure at June 30, 2016.

Derivative Instrument Type	Statement of Assets and Liabilities Location	Amount
Financial Futures Contracts	Net unrealized appreciation on futures contracts*	$669,167

	Net unrealized depreciation on futures contracts*	(99,777)
*	The cumulative appreciation/(depreciation) of financial futures contracts is reported in the notes to the Schedule of Investments. Only the daily change in variation margin as of the reporting date is presented in the Statement of Assets and Liabilities. See Note 1d for additional information on futures contracts.

The following is a summary of the effect of the Fund’s derivative instruments on the Statement of Operations for the six months ended June 30, 2016.

Derivative Instrument Type	Location of Gain/ (Loss) on Derivatives Recognized in Income	Amount
Financial Futures Contracts	Net realized gain from futures contracts	$171,429

	Net change in unrealized appreciation/(depreciation) on futures contracts	676,980

The Fund held an average monthly face value of $88,004,722 in long position futures contracts and $5,159,402 in short position futures contracts for the six months ended June 30, 2016.

The Fund used exchange-traded U.S. Treasury futures to manage interest rate exposure.

c. Repurchase Agreements The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller.

19

NOTES TO FINANCIAL STATEMENTS — RS LOW DURATION BOND VIP SERIES (UNAUDITED)

d. Loans Floating rate loans in which the Fund invests are primarily “senior” loans. Senior floating rate loans typically hold a senior position in the capital structure of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. A significant portion of the Fund’s floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments and may be, or become, illiquid. See Note 4(g) regarding below investment grade securities.

The Fund may purchase second lien loans (secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations.

Transactions in loans often settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan or pay for a loan purchase for a substantial period of time after entering into the transactions.

e. Securities Purchased on a When-Issued or Delayed-Delivery Basis The Fund may purchase securities on a when-issued or delayed-delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than at the trade date purchase price. Although the Fund will generally enter into these transactions with the intention of taking delivery of the securities, it may sell the securities before the settlement date. Assets will be segregated when a Fund agrees to purchase on a when-issued or delayed-delivery basis. These transactions may create investment leverage.

f. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933 (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the guidelines and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of Investments.

g. Below Investment Grade Securities The Fund may invest in below investment grade securities (i.e. lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

h. Mortgage- and Asset-Backed Securities The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie Mac”), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

Note 5. Temporary Borrowings

The Fund, with other funds managed by RS Investments, is party to a $350 million committed revolving credit facility from State Street Bank and Trust Company and Northern Trust Company, for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated based on market rates at the time of borrowing. Under the term of the credit facility, in addition to the interest charged on any

20

NOTES TO FINANCIAL STATEMENTS — RS LOW DURATION BOND VIP SERIES (UNAUDITED)

borrowings by the Fund, each fund pays a commitment fee of 0.11% per annum on its share of the unused portion of the credit facility.

For the six months ended June 30, 2016, the Fund borrowed under the facility was as follows:

Amount Outstanding at 6/30/16	Average Borrowing*	Days Borrowings Outstanding	Average Interest Rate*
$—	$550,000	1	1.68%
*	For the six months ended June 30, 2016, based on the number of days borrowings were outstanding.

Note 6. Sales Transaction

On December 18, 2015, Victory Capital Management Inc. (“Victory Capital”) announced it had agreed to acquire RS Investments, subject to regulatory approvals in addition to customary closing conditions and consents, including approvals related to the Fund (the “Transaction”).

On January 19, 2016, the Board of Trustees of the Trust approved the reorganization of the Fund into a corresponding, newly-formed fund within the Victory family of funds (the “Acquiring Fund”) (the “Reorganization”), subject to shareholder approval of the Reorganization.

Shareholder approval of the Reorganization was obtained as described further in the supplemental information section of this report.

On July 29, 2016, the Transaction and the Reorganization were consummated.

Note 7. Review for Subsequent Events

Management has evaluated subsequent events through the issuance of the Fund’s financial statements and determined that no material events have occurred that require disclosure other than the Transaction and the Reorganization.

Note 8. Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

21

SUPPLEMENTAL INFORMATION (UNAUDITED)

Meeting of Shareholders

A special meeting of the shareholders of RS Variable Products Trust (the “Trust”) was held on May 19, 2016. At the meeting, the shareholders of each series of the Trust voted to approve the reorganization of each such series into a corresponding series of Victory Variable Insurance Funds.

Proposal to Reorganize Series of the Trust into Corresponding Series of Victory Variable Insurance Funds

Series	Votes For	Votes Against/Withheld	Abstentions
RS Emerging Markets VIP Series	3,401,538.7903	121,554.1641	145,386.6036
RS High Yield VIP Series	5,793,195.7949	122,405.5448	178,960.0313
RS International VIP Series	11,622,369.8819	574,442.1452	541,818.2679
RS Investment Quality Bond VIP Series	54,956,162.2983	1,564,144.8878	2,175,970.0389
RS Large Cap Alpha VIP Series	20,943,611.9457	633,142.5830	1,076,570.0223
RS Low Duration Bond VIP Series	23,988,194.4220	478,209.0407	919,315.8373
RS S&P 500 Index VIP Series	7,275,687.8140	235,345.5598	322,672.9432
RS Small Cap Growth Equity VIP Series	6,570,019.8176	219,096.5872	381,825.6672

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. This information is also available, without charge, upon request, by calling toll-free 800-221-3253.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (i) without charge, upon request, by calling toll-free 800-221-3253; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Statement of Additional Information includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 800-221-3253.

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless accompanied or preceded by that Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

22

RS VARIABLE

PRODUCTS TRUST

RS HIGH YIELD VIP SERIES

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including as applicable, investment advisory fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2016, to June 30, 2016. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16-6/30/16	Expense Ratio During Period 1/1/16-6/30/16
Based on Actual Return	$1,000.00	$1,065.30	$4.67	0.91%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,020.34	$4.57	0.91%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

3

SCHEDULE OF INVESTMENTS — RS HIGH YIELD VIP SERIES

June 30, 2016 (unaudited)	Principal Amount	Value
Senior Secured Loans – 14.7%
Automotive – 1.2%
Navistar International Corp. Term Loan B 6.50% due 8/7/2020(1)	$497,500	$468,481

		468,481
Cable Satellite – 1.5%
Grande Communications Holdings Term Loan B 4.50% due 5/31/2020(1)	586,416	574,688

		574,688
Food And Beverage – 1.3%
Hostess Brands LLC 2nd Lien Term Loan 8.50% due 8/3/2023(1)	500,000	495,000

		495,000
Gaming – 1.2%
Caesars Entertainment Resort Properties LLC Term Loan B 7.00% due 10/11/2020(1)	497,449	474,566

		474,566
Health Care – 1.7%
Connolly Corp. 2nd Lien Term Loan 8.00% due 5/14/2022(1)	40,896	40,453
Phillips-Medisize Corp. 2nd Lien Term Loan 8.25% due 6/16/2022(1)	650,000	614,250

		654,703
Industrial - Other – 1.2%
Gates Global, Inc. Term Loan B 4.25% due 7/6/2021(1)	484,762	458,808

		458,808
Insurance: Property - Casualty – 1.0%
USI, Inc. Term Loan B 4.25% due 12/27/2019(1)	389,205	383,487

		383,487
Media - Entertainment – 1.2%
Deluxe Entertainment Services Group, Inc. Term Loan 2014 6.50% due 2/28/2020(1)	469,270	456,365

		456,365
Pharmaceuticals – 1.0%
PCI Pharma Services 2nd Lien Term Loan 9.75% due 6/24/2024(1)	400,000	390,000

		390,000

June 30, 2016 (unaudited)	Principal Amount	Value
Restaurants – 1.3%
B.C. Unlimited Liability Co. Term Loan B2 3.75% due 12/10/2021(1)	$488,880	$488,025

		488,025
Retailers – 1.2%
Petco Animal Supplies, Inc. 2016 Term Loan B2 4.888% due 1/26/2023(1)	448,875	445,751

		445,751
Technology – 0.9%
Avaya, Inc. Term Loan B7 6.25% due 5/29/2020(1)	486,830	345,245

		345,245
Total Senior Secured Loans (Cost $5,857,952)		5,635,119

	Principal Amount	Value
Corporate Bonds – 79.6%
Aerospace & Defense – 2.3%
StandardAero Aviation Holdings, Inc. 10.00% due 7/15/2023(2)	500,000	498,750
TransDigm, Inc. 6.375% due 6/15/2026(2)	400,000	399,000

		897,750
Automotive – 0.9%
Tenneco, Inc. 5.00% due 7/15/2026	330,000	334,742

		334,742
Building Materials – 4.5%
Builders FirstSource, Inc. 10.75% due 8/15/2023(2)(3)	500,000	543,750
NCI Building Systems, Inc. 8.25% due 1/15/2023(2)	500,000	537,395
RSI Home Products, Inc. Sec. Nt. 6.50% due 3/15/2023(2)	450,000	462,375
US Concrete, Inc. 6.375% due 6/1/2024(2)	170,000	170,000

		1,713,520
Cable Satellite – 3.0%
DigitalGlobe, Inc. 5.25% due 2/1/2021(2)	400,000	372,000
Intelsat Luxembourg S.A. 8.125% due 6/1/2023	950,000	235,125
Neptune Finco Corp. Sr. Nt. 6.625% due 10/15/2025(2)	500,000	525,000

		1,132,125

4	The accompanying notes are an integral part of these financial statements.

RS HIGH YIELD VIP SERIES

June 30, 2016 (unaudited)	Principal Amount	Value
Construction Machinery – 0.9%
Ahern Rentals, Inc. Sec. Nt. 7.375% due 5/15/2023(2)(3)	$500,000	$345,000

		345,000
Consumer Products – 3.5%
Central Garden & Pet Co. 6.125% due 11/15/2023(3)	500,000	520,000
Kronos Acquisition Holdings, Inc. Sr. Nt. 9.00% due 8/15/2023(2)	330,000	323,400
NBTY, Inc. Sr. Nt. 7.625% due 5/15/2021(2)	330,000	330,413
Revlon Consumer Products Corp. 5.75% due 2/15/2021	170,000	164,050

		1,337,863
Diversified Manufacturing – 2.1%
Apex Tool Group LLC 7.00% due 2/1/2021(2)	400,000	345,000
Manitowoc Foodservice, Inc. Sr. Nt. 9.50% due 2/15/2024(2)	400,000	447,000

		792,000
Electric – 2.2%
DPL, Inc. Sr. Nt. 7.25% due 10/15/2021	400,000	384,000
GenOn Energy, Inc. Sr. Nt. 9.50% due 10/15/2018	600,000	477,000

		861,000
Food And Beverage – 8.7%
Aramark Services, Inc. Sr. Nt. 5.125% due 1/15/2024	600,000	612,000
Constellation Brands, Inc. 4.75% due 12/1/2025	600,000	632,250
Cott Beverages, Inc. 6.75% due 1/1/2020	500,000	521,250
Dean Foods Co. 6.50% due 3/15/2023(2)	500,000	516,250
FAGE Dairy Industry S.A. 9.875% due 2/1/2020(2)	500,000	520,310
Pinnacle Foods Finance LLC 5.875% due 1/15/2024(2)	330,000	345,262
US Foods, Inc. 5.875% due 6/15/2024(2)	170,000	174,250

		3,321,572
Gaming – 4.0%
Boyd Gaming Corp. 6.375% due 4/1/2026(2)	400,000	418,000
Golden Nugget Escrow, Inc. Sr. Nt. 8.50% due 12/1/2021(2)	400,000	409,000

June 30, 2016 (unaudited)	Principal Amount	Value
Gaming (continued)
Pinnacle Entertainment, Inc. Sr. Nt. 5.625% due 5/1/2024(2)	$330,000	$329,175
Scientific Games International, Inc. 6.625% due 5/15/2021	600,000	357,000

		1,513,175
Government Related – 1.9%
CITGO Petroleum Corp. Sr. Sec. Nt. 6.25% due 8/15/2022(2)(3)	750,000	718,125

		718,125
Healthcare – 8.6%
ConvaTec Finance International S.A. 8.25% due 1/15/2019(2)(4)	400,000	392,500
Crimson Merger Sub, Inc. Sr. Nt. 6.625% due 5/15/2022(2)	500,000	412,500
Kindred Healthcare, Inc. 8.00% due 1/15/2020	500,000	497,500
MPH Acquisition Holdings LLC Sr. Nt. 7.125% due 6/1/2024(2)	330,000	346,500
RegionalCare Hospital Partners Holdings, Inc. Sr. Sec. Nt. 8.25% due 5/1/2023(2)	170,000	174,250
Surgery Center Holdings, Inc. Sr. Nt. 8.875% due 4/15/2021(2)	400,000	411,000
Tenet Healthcare Corp. Sr. Nt. 8.125% due 4/1/2022	500,000	512,400
Universal Hospital Services, Inc. Sec. Nt. 7.625% due 8/15/2020	600,000	551,250

		3,297,900
Home Construction – 2.7%
WCI Communities, Inc. 6.875% due 8/15/2021	500,000	497,500
Woodside Homes Co. LLC 6.75% due 12/15/2021(2)(3)	600,000	555,000

		1,052,500
Independent Energy – 3.6%
Canadian Natural Resources Ltd. Sr. Nt. 6.45% due 6/30/2033	500,000	545,777
Clayton Williams Energy, Inc. 7.75% due 4/1/2019	500,000	377,500
Whiting Petroleum Corp. 6.25% due 4/1/2023	500,000	447,500

		1,370,777
Media - Entertainment – 2.7%
AMC Networks, Inc. 5.00% due 4/1/2024	230,000	227,671

The accompanying notes are an integral part of these financial statements.	5

SCHEDULE OF INVESTMENTS — RS HIGH YIELD VIP SERIES

June 30, 2016 (unaudited)	Principal Amount	Value
Media - Entertainment (continued)
Sinclair Television Group, Inc. 5.625% due 8/1/2024(2)	$300,000	$306,750
Tribune Media Co. 5.875% due 7/15/2022	500,000	497,500

		1,031,921
Metals And Mining – 1.9%
Freeport-McMoRan, Inc. 2.375% due 3/15/2018	400,000	392,000
Teck Resources Ltd. 8.00% due 6/1/2021(2)	330,000	339,900

		731,900
Midstream – 2.1%
AmeriGas Partners LP Sr. Nt. 5.625% due 5/20/2024	170,000	171,275
5.875% due 8/20/2026	170,000	170,425
The Williams Cos., Inc. Sr. Nt. 4.55% due 6/24/2024	500,000	459,250

		800,950
Packaging – 1.8%
Ardagh Packaging Finance PLC 7.25% due 5/15/2024(2)	170,000	173,506
Berry Plastics Corp. Sec. Nt. 6.00% due 10/15/2022	500,000	516,875

		690,381
Paper – 0.7%
Millar Western Forest Products Ltd. Sr. Nt. 8.50% due 4/1/2021	600,000	276,000

		276,000
Pharmaceuticals – 2.0%
JLL/Delta Dutch Pledgeco B.V. Sr. Nt. 8.75% due 5/1/2020(2)(4)	375,000	375,000
Valeant Pharmaceuticals International, Inc. 5.875% due 5/15/2023(2)	500,000	403,750

		778,750
Refining – 1.4%
Calumet Specialty Products Partners LP 7.625% due 1/15/2022(3)	750,000	530,625

		530,625
Restaurants – 1.2%
Yum! Brands, Inc. Sr. Nt. 5.35% due 11/1/2043	550,000	442,750

		442,750
Retailers – 4.8%
Argos Merger Sub, Inc. Sr. Nt. 7.125% due 3/15/2023(2)(3)	500,000	515,000

June 30, 2016 (unaudited)	Principal Amount	Value
Retailers (continued)
Asbury Automotive Group, Inc. 6.00% due 12/15/2024	$500,000	$503,750
Hanesbrands, Inc. 4.625% due 5/15/2024(2)	400,000	401,000
Party City Holdings, Inc. 6.125% due 8/15/2023(2)	400,000	414,000

		1,833,750
Supermarkets – 2.2%
Albertsons Cos. LLC Sr. Nt. 6.625% due 6/15/2024(2)	400,000	413,000
Tops Holding LLC Sr. Sec. Nt. 8.00% due 6/15/2022(2)	500,000	440,000

		853,000
Technology – 2.2%
Diamond 1 Finance Corp. 7.125% due 6/15/2024(2)	330,000	344,659
First Data Corp. 7.00% due 12/1/2023(2)	500,000	506,250

		850,909
Transportation Services – 1.0%
Avis Budget Car Rental LLC 6.375% due 4/1/2024(2)	400,000	396,000

		396,000
Wireless – 3.5%
Frontier Communications Corp. Sr. Nt. 10.50% due 9/15/2022	500,000	529,063
Sprint Corp. 7.125% due 6/15/2024	600,000	478,500
T-Mobile USA, Inc. 6.00% due 4/15/2024	330,000	341,550

		1,349,113
Wirelines – 3.2%
EarthLink Holdings Corp. Sr. Sec. Nt. 7.375% due 6/1/2020	250,000	260,000
8.875% due 5/15/2019	372,000	379,440
Windstream Services LLC 6.375% due 8/1/2023	700,000	588,000

		1,227,440
Total Corporate Bonds (Cost $31,978,093)		30,481,538

	Shares	Value
Common Stocks – 1.3%
Communications – 0.5%
Media General, Inc.(5)	11,000	189,090

		189,090
Consumer Cyclical – 0.4%
Gray Television, Inc.(5)	13,000	141,050

		141,050

6	The accompanying notes are an integral part of these financial statements.

RS HIGH YIELD VIP SERIES

June 30, 2016 (unaudited)	Shares	Value
Health Care – 0.4%
Acadia Healthcare Co., Inc.(5)	2,850	$157,890

		157,890
Total Common Stocks (Cost $519,969)		488,030

	Principal Amount	Value
Repurchase Agreements – 2.2%

Fixed Income Clearing Corp. Repurchase Agreement, 0.03%, dated 6/30/2016, maturity value of $857,001, due 7/1/2016(6)	$857,000	857,000
Total Repurchase Agreements (Cost $857,000)		857,000
Total Investments - 97.8% (Cost $39,213,014)		37,461,687
Other Assets, Net - 2.2%		826,696
Total Net Assets - 100.0%		$38,288,383

(1)	Variable rate security. The rate shown is the rate in effect at June 30, 2016.
(2)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At June 30, 2016, the aggregate market value of these securities amounted to $16,050,020, representing 41.9% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(3)	Securities are segregated to cover anticipated or existing derivative positions or other forward settling securities.
(4)	Payment-in-kind security, for which interest payments may be made in additional principal ranging from 0% to 100% of the full stated interest rate. As of June 30, 2016, interest payments had been made in cash.
(5)	Non-income producing security.
(6)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Inflation Indexed Note	0.125%	4/15/2017	$874,991

The following is a summary of the inputs used as of June 30, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Senior Secured Loans	$—	$5,635,119	$—	$5,635,119
Corporate Bonds	—	30,481,538	—	30,481,538
Common Stocks	488,030	—	—	488,030
Repurchase Agreements	—	857,000	—	857,000
Total	$488,030	$36,973,657	$—	$37,461,687

The accompanying notes are an integral part of these financial statements.	7

FINANCIAL INFORMATION — RS HIGH YIELD VIP SERIES

Statement of Assets and Liabilities As of June 30, 2016 (unaudited)
Assets
Investments, at value	$37,461,687
Cash	2,540
Receivable for investments sold	643,906
Interest receivable	624,082
Receivable for fund shares subscribed	3,024
Prepaid expenses	76

Total Assets	38,735,315

Liabilities
Payable for investments purchased	388,000
Payable to adviser	18,878
Payable for fund shares redeemed	1,517
Accrued trustees’ fees	774
Accrued expenses/other liabilities	37,763

Total Liabilities	446,932

Total Net Assets	$38,288,383

Net Assets Consist of:
Paid-in capital	$43,863,539
Accumulated undistributed net investment income	1,216,886
Accumulated net realized loss from investments	(5,040,715)
Net unrealized depreciation on investments	(1,751,327)

Total Net Assets	$38,288,383

Investments, at Cost	$39,213,014

Pricing of Shares
Shares of Beneficial Interest Outstanding with No Par Value	5,861,600
Net Asset Value Per Share	$6.53

Statement of Operations For the Six-Month Period Ended June 30, 2016 (unaudited)
Investment Income
Dividends	$2,800
Interest	1,385,426

Total Investment Income	1,388,226

Expenses
Investment advisory fees	112,559
Custodian fees	23,913
Professional fees	12,069
Transfer agent fees	11,732
Administrative service fees	3,724
Shareholder reports	3,463
Trustees’ fees	1,466
Other expenses	2,414

Total Expenses	171,340

Net Investment Income	1,216,886

Realized Gain/(Loss) and Change in Unrealized Appreciation/Depreciation on Investments
Net realized loss from investments	(1,746,287)
Net change in unrealized appreciation/depreciation on investments	2,931,292

Net Gain on Investments	1,185,005

Net Increase in Net Assets Resulting from Operations	$2,401,891

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — RS HIGH YIELD VIP SERIES

Statements of Changes in Net Assets Six-Months-Ended Numbers are unaudited

	For the Six Months Ended 6/30/16	For the Year Ended 12/31/15

Operations
Net investment income	$1,216,886	$2,632,158
Net realized loss from investments	(1,746,287)	(3,110,232)
Net change in unrealized appreciation/depreciation on investments	2,931,292	(1,302,365)

Net Increase/(Decrease) in Net Assets Resulting from Operations	2,401,891	(1,780,439)

Distributions to Shareholders
Net investment income	—	(2,632,158)
Return of capital	—	(34,151)

Total Distributions	—	(2,666,309)

Capital Share Transactions
Proceeds from sales of shares	820,193	3,092,832
Reinvestment of distributions	—	2,666,309
Cost of shares redeemed	(3,436,491)	(7,342,920)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(2,616,298)	(1,583,779)

Net Decrease in Net Assets	(214,407)	(6,030,527)

Net Assets
Beginning of period	38,502,790	44,533,317

End of period	$38,288,383	$38,502,790

Accumulated Undistributed Net Investment Income Included in Net Assets	$1,216,886	$—

Other Information:
Shares
Sold	132,714	444,996
Reinvested	—	435,671
Redeemed	(553,884)	(1,050,278)

Net Decrease	(421,170)	(169,611)

The accompanying notes are an integral part of these financial statements.	9

FINANCIAL INFORMATION — RS HIGH YIELD VIP SERIES

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions).

Financial Highlights Six-Months-Ended Numbers are unaudited
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains	Distributions From Return of Capital	Total Distributions
Six Months Ended 6/30/16[1]	$6.13	$0.20	[2]	$0.20	$0.40	$—	$—	$—	$—
Year Ended 12/31/15	6.90	0.43	[2]	(0.75)	(0.32)	(0.44)	—	(0.01)	(0.45)
Year Ended 12/31/14	7.70	0.50		(0.56)	(0.06)	(0.53)	(0.21)	—	(0.74)
Year Ended 12/31/13	7.71	0.54		(0.01)	0.53	(0.54)	—	—	(0.54)
Year Ended 12/31/12	7.19	0.53		0.52	1.05	(0.53)	—	—	(0.53)
Year Ended 12/31/11	7.51	0.63		(0.32)	0.31	(0.63)	—	—	(0.63)

10	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — RS HIGH YIELD VIP SERIES

Net Asset Value, End of Period	Total Return[3]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[4]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income to Average Net Assets[4]	Gross Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$6.53	6.53%	$38,288	0.91%	0.91%	6.49%	6.49%	75%
6.13	(4.58)%	38,503	0.89%	0.89%	6.15%	6.15%	148%
6.90	(0.84)%	44,533	0.82%	0.82%	5.68%	5.68%	212%
7.70	6.94%	62,379	0.74%	0.74%	5.90%	5.90%	92%
7.71	14.57%	72,372	0.76%	0.76%	6.56%	6.56%	91%
7.19	4.19%	67,455	0.74%	0.74%	7.22%	7.22%	92%

Distributions reflect actual per-share amounts distributed for the period.

[1]	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

[2]	Calculated based on the average shares outstanding during the period.

[3]	Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

[4]	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.

The accompanying notes are an integral part of these financial statements.	11

NOTES TO FINANCIAL STATEMENTS — RS HIGH YIELD VIP SERIES (UNAUDITED)

June 30, 2016 (unaudited)

RS Variable Products Trust (the “Trust”), a Massachusetts business trust organized on May 18, 2006, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently offers eight series. RS High Yield VIP Series (the “Fund”) is a series of the Trust. The Fund is a diversified fund. The financial statements for the other remaining series of the Trust are presented in separate reports.

The Fund has authorized an unlimited number of shares of beneficial interest with no par value. The Fund currently offers only Class I shares. Shares are bought and sold at closing net asset value (“NAV”). Class I shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity and variable life insurance contracts issued by GIAC. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

Note 1. Significant Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Fund is responsible for the valuation of portfolio securities. The valuations of debt securities for which quoted bid prices are readily available are valued at the bid price by independent pricing services (each, a “Service”). Debt securities for which quoted bid prices are not readily available are valued by a Service at the evaluated bid price provided by the Service or the bid price provided by an independent broker-dealer.

Other marketable securities are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”) are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates market value (see Note 4b). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”).

Securities for which market quotations are not readily available or for which market quotations may be considered unreliable or for which a Service or independent broker-dealer does not provide a valuation are valued at their fair values as determined in accordance with guidelines and procedures adopted by the Trust’s Board of Trustees.

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with guidelines and procedures adopted by the Board of Trustees.

In accordance with FASB Accounting Standards Codification Topic 820 (“ASC Topic 820”), fair value is defined as the price that the Fund would receive upon selling an investment in an “arm’s length” transaction to a willing buyer in the principal or most advantageous market for the investment. ASC Topic 820 established a hierarchy for classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — inputs other than unadjusted quoted prices that are observable either directly or indirectly (including adjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

12

NOTES TO FINANCIAL STATEMENTS — RS HIGH YIELD VIP SERIES (UNAUDITED)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A security’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2016, the Fund had no securities classified as Level 3.

The Fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the reporting period. For the six months ended June 30, 2016, there were no transfers between Level 1, Level 2 and Level 3.

In determining a security’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures).

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, loans, state, municipal and provincial obligations, certain foreign equity securities and commercial paper and other short-term securities valued at amortized cost in accordance with Rule 2a-7 under the 1940 Act.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

b. Taxes The Fund intends to continue complying with the requirements of the Internal Revenue Code to qualify as a regulated investment company and to distribute substantially all net investment income and realized net capital gains, if any, to shareholders. Therefore, the Fund does not expect to be subject to income tax, and no provision for such tax has been made.

From time to time, however, the Fund may choose to pay an excise tax if the cost of making the required distribution exceeds the amount of the excise tax.

As of June 30, 2016, the Trust has reviewed the tax positions for open periods, as applicable to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements. The Trust is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of Operations. For the six months ended June 30, 2016, the Fund did not incur any such interest or penalties. The Fund is not subject to examination by U.S. federal tax authorities for tax years before 2012 and by state authorities for tax years before 2011.

13

NOTES TO FINANCIAL STATEMENTS — RS HIGH YIELD VIP SERIES (UNAUDITED)

c. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

d. Futures Contracts The Fund may enter into financial futures contracts. In entering into such contracts, the Fund is required to deposit with the counterparty, either in cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Fund, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

e. Investment Income Dividend income is generally recorded on the ex-dividend date. Interest income, which includes amortization/accretion of premium/discount, is accrued and recorded daily.

f. Expenses Many expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets.

g. Distributions to Shareholders The Fund intends to declare and distribute substantially all net investment income, if any, at least once a year. Distributions of net realized capital gains, if any, are declared and paid at least once a year. Unless the Fund is instructed otherwise, all distributions to shareholders are credited in the form of additional shares of the Fund at the net asset value, recorded on the ex-dividend date.

h. Capital Accounts Due to the timing of dividend distributions and the differences in accounting for income and realized gains/(losses) for financial statement purposes versus federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains/(losses) were recorded by the Fund.

Note 2. Transactions with Affiliates

a. Advisory Fee Under the terms of the advisory agreement, which is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to RS Investment Management Co. LLC (“RS Investments”). Guardian Investor Services LLC (“GIS”), a subsidiary of Guardian Life, holds a majority interest in RS Investments. RS Investments receives an investment advisory fee based on the average daily net assets of the Fund at an annual rate of 0.60%.

RS Investments has entered into a Sub-Advisory Agreement with Park Avenue Institutional Advisers LLC (“Park Avenue”), a wholly-owned subsidiary of GIS. Park Avenue is responsible for providing day-to-day investment advisory services to the Fund, subject to the oversight of the Board of Trustees of the Trust and RS Investments. Sub-investment advisory fees paid by RS Investments to Park Avenue do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers of the Trust who are interested persons, as defined in the 1940 Act, of RS Investments receive no compensation from the Fund for acting as such. Trustees of the Trust who are not interested persons of RS Investments receive compensation and reimbursement of expenses from the Trust.

c. Principal Underwriter RS Funds Distributor LLC (“RSFD”), a wholly owned subsidiary of RS Investments, is the principal underwriter of the Fund shares. The Trust has entered into a distribution agreement with RSFD, which governs the sale and distribution of shares of the Fund. RSFD receives no compensation from the Trust or from purchasers of the Fund shares for acting as distributor of the Class I shares.

Note 3. Federal Income Taxes

a. Distributions to Shareholders The tax character of distributions paid to shareholders during the year ended December 31, 2015, which is the most recently completed tax year, was as follows:

Ordinary Income	Return of Capital
$2,632,158	$34,151

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences, and differing characterizations of distributions made by the Fund.

Permanent book and tax basis differences will result in reclassifications to paid-in capital, undistributed net investment income and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions. Undistributed net investment income and accumulated undistributed net realized gain/(loss) on

14

NOTES TO FINANCIAL STATEMENTS — RS HIGH YIELD VIP SERIES (UNAUDITED)

investments and foreign currency transactions may include temporary book and tax differences, which will reverse in a subsequent period.

During any particular year, net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, are normally distributed to shareholders annually.

Capital loss carryovers available to the Fund at December 31, 2015 were $3,037,218, with no expiration date.

In determining its taxable income, current tax law permits the Fund to elect to treat all or a portion of any net capital or currency loss realized after October 31 as occurring on the first day of the following fiscal year. For the year ended December 31, 2015, the Fund elected to defer net capital losses of $257,214.

b. Tax Basis of Investments The cost of investments for federal income tax purposes at June 30, 2016, was $39,213,014. The gross unrealized appreciation and depreciation on investments, on a tax basis, at June 30, 2016, aggregated $617,342 and $(2,368,669), respectively, resulting in net unrealized depreciation of $(1,751,327).

Note 4. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $26,947,694 and $27,160,215, respectively, for the six months ended June 30, 2016.

b. Repurchase Agreements The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller.

c. Loans Floating rate loans in which the Fund invests are primarily “senior” loans. Senior floating rate loans typically hold a senior position in the capital structure of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. A significant portion of the Fund’s floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments and may be, or become, illiquid. See Note 4(g) regarding below investment grade securities.

The Fund may purchase second lien loans (secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations.

Transactions in loans often settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan or pay for a loan purchase for a substantial period of time after entering into the transactions.

d. Payment-In-Kind Securities The Fund may invest in payment-in-kind securities. Payment-in-kind securities give the issuer the option at each interest payment date to pay all or a portion of their interest or dividends in the form of additional securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds.

e. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933 (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the guidelines and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of Investments.

f. Below Investment Grade Securities The Fund may invest in below investment grade securities (i.e. lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend

15

NOTES TO FINANCIAL STATEMENTS — RS HIGH YIELD VIP SERIES (UNAUDITED)

to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

g. Mortgage- and Asset-Backed Securities The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie Mac”), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

Note 5. Temporary Borrowings

The Fund, with other funds managed by RS Investments, is party to a $350 million committed revolving credit facility from State Street Bank and Trust Company and Northern Trust Company, for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated based on market rates at the time of borrowing. Under the term of the credit facility, in addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.11% per annum on its share of the unused portion of the credit facility.

For the six months ended June 30, 2016, the Fund borrowed under the facility was as follows:

Amount Outstanding at 6/30/16	Average Borrowing*	Days Borrowings Outstanding	Average Interest Rate*
$—	$325,000	2	1.69%
*	For the six months ended June 30, 2016, based on the number of days borrowings were outstanding.

Note 6. Sales Transaction

On December 18, 2015, Victory Capital Management Inc. (“Victory Capital”) announced it had agreed to acquire RS Investments, subject to regulatory approvals in addition to customary closing conditions and consents, including approvals related to the Fund (the “Transaction”).

On January 19, 2016, the Board of Trustees of the Trust approved the reorganization of the Fund into a corresponding, newly-formed fund within the Victory family of funds (the “Acquiring Fund”) (the “Reorganization”), subject to shareholder approval of the Reorganization.

Shareholder approval of the Reorganization was obtained as described further in the supplemental information section of this report.

On July 29, 2016, the Transaction and the Reorganization were consummated.

Note 7. Review for Subsequent Events

Management has evaluated subsequent events through the issuance of the Fund’s financial statements and determined that no material events have occurred that require disclosure other than the Transaction and the Reorganization.

Note 8. Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

16

SUPPLEMENTAL INFORMATION (UNAUDITED)

Meeting of Shareholders

A special meeting of the shareholders of RS Variable Products Trust (the “Trust”) was held on May 19, 2016. At the meeting, the shareholders of each series of the Trust voted to approve the reorganization of each such series into a corresponding series of Victory Variable Insurance Funds.

Proposal to Reorganize Series of the Trust into Corresponding Series of Victory Variable Insurance Funds

Series	Votes For	Votes Against/Withheld	Abstentions
RS Emerging Markets VIP Series	3,401,538.7903	121,554.1641	145,386.6036
RS High Yield VIP Series	5,793,195.7949	122,405.5448	178,960.0313
RS International VIP Series	11,622,369.8819	574,442.1452	541,818.2679
RS Investment Quality Bond VIP Series	54,956,162.2983	1,564,144.8878	2,175,970.0389
RS Large Cap Alpha VIP Series	20,943,611.9457	633,142.5830	1,076,570.0223
RS Low Duration Bond VIP Series	23,988,194.4220	478,209.0407	919,315.8373
RS S&P 500 Index VIP Series	7,275,687.8140	235,345.5598	322,672.9432
RS Small Cap Growth Equity VIP Series	6,570,019.8176	219,096.5872	381,825.6672

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. This information is also available, without charge, upon request, by calling toll-free 800-221-3253.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (i) without charge, upon request, by calling toll-free 800-221-3253; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Statement of Additional Information includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 800-221-3253.

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless accompanied or preceded by that Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

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Item 2.	Code of Ethics.

Not required.

Item 3.	Audit Committee Financial Expert.

Not required.

Item 4.	Principal Accountant Fees and Services.

Not required.

Item 5.	Audit Committee of Listed registrants.

Not applicable to the registrant.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	None.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A) or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this Form N-CSR, to provide reasonable assurance that the information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RS Variable Products Trust

By (Signature and Title)*	/s/ Nina Gupta
Nina Gupta, President
(Principal Executive Officer)

Date: September 7, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Nina Gupta
Nina Gupta, President
(Principal Executive Officer)

Date: September 7, 2016

By (Signature and Title)*	/s/ Shelly Chu
Shelly Chu, Treasurer
(Principal Financial Officer)

Date: September 7, 2016